UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03462

Meeder Funds Trust

6125 Memorial Drive

Dublin, OH 43017

Bruce McKibben

c/o Meeder Funds Trust

6125 Memorial Drive

Dublin, OH 43017

Registrant’s telephone number, including area code: 800-325-3539

Date of fiscal year end: December 31, 2023

Date of reporting period: June 30, 2023

Item 1.	Report to Stockholders.

JUNE 30, 2023 (UNAUDITED)

Meeder Funds Semi-Annual Report

MEEDER

TABLE OF CONTENTS

Portfolio Composition	1
Schedules of Investments	8
Statements of Assets and Liabilities	44
Statements of Operations	46
Statements of Changes in Net Assets	48
Financial Highlights	52
Notes to Financial Statements	62
Shareholder Expense Analysis	80
Other Items	82

This Semi-Annual Report is prepared and distributed for the general information of the shareholders of the Funds. This material is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus. Investors are advised to consider carefully the investment objectives, risks, charges and expenses of the Fund before investing. The prospectus contains this and other information about the Funds.

Meeder Funds are distributed by Meeder Distribution Services, Inc. (Member FINRA), an affiliate of Meeder Investment Management. An affiliated registered investment adviser, Meeder Asset Management, Inc., serves as the investment adviser to Meeder Funds and is paid a fee for its services.

Portfolio Composition

June 30, 2023

Muirfield Fund

Common Stock Sector Concentration as of June 30, 2023	% of total common stocks
Information Technology	31.4%
Healthcare	17.3%
Consumer Discretionary	13.9%
Financials	13.8%
Industrials	8.5%
Energy	6.7%
Communication Services	5.0%
Materials	1.3%
Consumer Staples	1.1%
Real Estate Investment Trust	0.9%
Utilities	0.1%
Total	100.0%

As a percentage of total common stocks. Concentrations are subject to change.

Top 10 Holdings as of June 30, 2023	% of total net assets
Microsoft Corp	5.1%
Apple Inc	5.0%
Berkshire Hathaway Inc	4.4%
Alphabet Inc	2.0%
Mastercard Inc	1.9%
NVIDIA Corp	1.8%
Texas Instruments Inc	1.7%
UnitedHealth Group Inc	1.4%
Chevron Corp	1.2%
Exxon Mobil Corp	1.2%

As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Asset Allocation as of June 30, 2023	% of total net assets
Common Stocks (United States)	62.4%
Money Market Registered Investment Companies	35.6%
Other Assets/Liabilities (Net)	2.0%
Total	100.0%

As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Spectrum Fund

Common Stock Sector Concentration as of June 30, 2023	% of total common stocks
Information Technology	31.4%
Healthcare	17.5%
Financials	14.5%
Consumer Discretionary	12.1%
Industrials	9.2%
Energy	6.4%
Communication Services	5.2%
Materials	1.3%
Real Estate Investment Trust	1.3%
Consumer Staples	1.1%
Total	100.0%

As a percentage of total common stocks. Concentrations are subject to change.

Top 10 Holdings as of June 30, 2023	% of total net assets
Berkshire Hathaway Inc	4.4%
Microsoft Corp	4.4%
Apple Inc	4.4%
Alphabet Inc	1.8%
UnitedHealth Group Inc	1.6%
NVIDIA Corp	1.6%
Mastercard Inc	1.5%
Chevron Corp	1.5%
Copart Inc	1.4%
Texas Instruments Inc	1.2%

As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Asset Allocation as of June 30, 2023	% of total net assets
Common Stocks (United States)	55.0%
Money Market Registered Investment Companies	42.5%
Other Assets/Liabilities (Net)	2.5%
Total	100.0%

As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Page 2	2023 Semi-Annual Report | June 30, 2023

Global Allocation Fund

Common Stock Sector Concentration as of June 30, 2023	% of total common stocks
Information Technology	31.3%
Healthcare	17.2%
Financials	17.2%
Consumer Discretionary	9.8%
Industrials	9.6%
Energy	6.3%
Communication Services	5.0%
Consumer Staples	1.4%
Real Estate Investment Trust	1.1%
Materials	1.0%
Utilities	0.1%
Total	100.0%

As a percentage of total common stocks. Concentrations are subject to change.

Registered Investment Company Geographic Concentration as of June 30, 2023	% of total common stocks
U.S. Fixed Income	34.9%
International Fixed Income	5.8%
International Equity	59.3%
Total	100.0%

As a percentage of total registered investment companies. Concentrations are subject to change.

Top 10 Holdings as of June 30, 2023	% of total net assets
iShares Core MSCI EAFE ETF	8.8%
Apple Inc	3.0%
Berkshire Hathaway Inc	2.9%
Microsoft Corp	2.8%
iShares Core MSCI Emerging Markets ETF	1.9%
iShares Core U.S. Aggregate Bond ETF	1.4%
SPDR Bloomberg High Yield Bond ETF	1.3%
Alphabet Inc	1.2%
Mastercard Inc	1.1%
Copart Inc	1.1%

As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Asset Allocation as of June 30, 2023	% of total net assets
Common Stocks (United States)	36.0%
Equity Registered Investment Companies	10.6%
Fixed Income Registered Investment Companies	7.3%
Money Market Registered Investment Companies	43.2%
Other Assets/Liabilities (Net)	2.9%
Total	100.0%

As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Balanced Fund

Common Stock Sector Concentration as of June 30, 2023	% of total common stocks
Information Technology	31.4%
Healthcare	17.0%
Financials	14.7%
Consumer Discretionary	12.4%
Industrials	9.7%
Energy	6.2%
Communication Services	5.1%
Materials	1.3%
Consumer Staples	1.1%
Real Estate Investment Trust	1.0%
Utilities	0.1%
Total	100.0%

As a percentage of total common stocks. Concentrations are subject to change.

Registered Investment Company Geographic Concentration as of June 30, 2023	% of total common stocks
U.S. Fixed Income	84.9%
International Fixed Income	15.1%
Total	100.0%

As a percentage of total registered investment companies. Concentrations are subject to change.

Top 10 Holdings as of June 30, 2023	% of total net assets
Apple Inc	4.5%
Microsoft Corp	4.3%
iShares Core U.S. Aggregate Bond ETF	4.2%
SPDR Bloomberg High Yield Bond ETF	4.2%
Berkshire Hathaway Inc	3.9%
iShares JP Morgan USD Emerging Markets Bond ETF	3.3%
Xtrackers USD High Yield Corporate Bond ETF	1.8%
Alphabet Inc	1.7%
Copart Inc	1.7%
NVIDIA Corp	1.6%

As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Asset Allocation as of June 30, 2023	% of total net assets
Common Stocks (United States)	53.0%
Fixed Income Registered Investment Companies	21.6%
Money Market Registered Investment Companies	24.6%
Other Assets/Liabilities (Net)	0.8%
Total	100.0%

As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

2023 Semi-Annual Report | June 30, 2023	Page 3

Moderate Allocation Fund

Common Stock Sector Concentration as of June 30, 2023	% of total common stocks
Information Technology	31.3%
Healthcare	17.6%
Financials	16.7%
Consumer Discretionary	10.0%
Industrials	9.5%
Energy	6.6%
Communication Services	4.8%
Materials	1.2%
Consumer Staples	1.1%
Real Estate Investment Trust	1.1%
Utilities	0.1%
Total	100.0%

As a percentage of total common stocks. Concentrations are subject to change.

Registered Investment Company Geographic Concentration as of June 30, 2023	% of total common stocks
U.S. Fixed Income	85.0%
International Fixed Income	15.0%
Total	100.0%

As a percentage of total registered investment companies. Concentrations are subject to change.

Top 10 Holdings as of June 30, 2023	% of total net assets
iShares Core U.S. Aggregate Bond ETF	7.2%
SPDR Bloomberg High Yield Bond ETF	7.0%
iShares JP Morgan USD Emerging Markets Bond ETF	5.5%
Xtrackers USD High Yield Corporate Bond ETF	3.0%
Apple Inc	2.7%
Microsoft Corp	2.6%
Diamond Hill Short Duration Securitized Bond Fund - Class Y	2.5%
PGIM Short-Term Corporate Bond Fund - Class Q	2.5%
Berkshire Hathaway Inc	2.3%
iShares 3-7 Year Treasury Bond ETF	2.2%

As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Asset Allocation as of June 30, 2023	% of total net assets
Common Stocks (United States)	31.4%
Fixed Income Registered Investment Companies	36.6%
Money Market Registered Investment Companies	31.0%
Other Assets/Liabilities (Net)	1.0%
Total	100.0%

As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Conservative Allocation Fund

Common Stock Sector Concentration as of June 30, 2023	% of total common stocks
Information Technology	31.4%
Healthcare	17.4%
Financials	16.2%
Consumer Discretionary	10.7%
Industrials	8.0%
Energy	6.9%
Communication Services	5.2%
Materials	1.6%
Consumer Staples	1.4%
Real Estate Investment Trust	0.9%
Utilities	0.3%
Total	100.0%

As a percentage of total common stocks. Concentrations are subject to change.

Registered Investment Company Geographic Concentration as of June 30, 2023	% of total common stocks
U.S. Fixed Income	85.5%
International Fixed Income	14.5%
Total	100.0%

As a percentage of total registered investment companies. Concentrations are subject to change.

Top 10 Holdings as of June 30, 2023	% of total net assets
iShares Core U.S. Aggregate Bond ETF	11.1%
SPDR Bloomberg High Yield Bond ETF	9.9%
iShares JP Morgan USD Emerging Markets Bond ETF	7.7%
Xtrackers USD High Yield Corporate Bond ETF	4.2%
Diamond Hill Short Duration Securitized Bond Fund - Class Y	3.7%
PGIM Short-Term Corporate Bond Fund - Class Q	3.6%
iShares 3-7 Year Treasury Bond ETF	3.2%
Segall Bryant & Hamill Plus Bond Fund - Class I	2.6%
DoubleLine Total Return Bond Fund - Class I	2.5%
Baird Core Plus Bond Fund - Class I	2.2%

As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Asset Allocation as of June 30, 2023	% of total net assets
Common Stocks (United States)	22.1%
Fixed Income Registered Investment Companies	53.2%
Money Market Registered Investment Companies	24.3%
Other Assets/Liabilities (Net)	0.4%
Total	100.0%

As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Page 4	2023 Semi-Annual Report | June 30, 2023

Dynamic Allocation Fund

Common Stock Sector Concentration as of June 30, 2023	% of total common stocks
Information Technology	31.3%
Healthcare	17.7%
Financials	16.0%
Consumer Discretionary	11.9%
Industrials	9.0%
Energy	6.0%
Communication Services	5.1%
Consumer Staples	1.1%
Materials	1.1%
Real Estate Investment Trust	0.7%
Utilities	0.1%
Total	100.0%

As a percentage of total common stocks. Concentrations are subject to change.

Registered Investment Company Geographic Concentration as of June 30, 2023	% of total common stocks
U.S. Fixed Income	73.1%
International Fixed Income	14.4%
International Equity	12.5%
Total	100.0%

As a percentage of total registered investment companies. Concentrations are subject to change.

Top 10 Holdings as of June 30, 2023	% of total net assets
Apple Inc	6.4%
Berkshire Hathaway Inc (1)	6.4%
Microsoft Corp	5.9%
Alphabet Inc (1)	2.4%
NVIDIA Corp	2.1%
Copart Inc (1)	2.0%
Mastercard Inc	1.8%
Texas Instruments Inc	1.8%
iShares Core U.S. Aggregate Bond ETF (5)	1.6%
UnitedHealth Group Inc	1.3%

As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Asset Allocation as of June 30, 2023	% of total net assets
Common Stocks (United States)	75.1%
Fixed Income Registered Investment Companies	3.0%
Equity Registered Investment Companies	0.4%
Money Market Registered Investment Companies	19.1%
Other Assets/Liabilities (Net)	2.4%
Total	100.0%

As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Quantex Fund

Common Stock Sector Concentration as of June 30, 2023	% of total common stocks
Consumer Discretionary	24.5%
Industrials	17.4%
Information Technology	12.7%
Healthcare	10.4%
Financials	9.7%
Real Estate Investment Trust	7.4%
Communication Services	5.8%
Materials	5.4%
Utilities	3.1%
Consumer Staples	2.4%
Energy	1.2%
Total	100.0%

As a percentage of total common stocks. Concentrations are subject to change.

Top 10 Holdings as of June 30, 2023	% of total net assets
Carnival Corp	1.3%
Royal Caribbean Cruises Ltd	1.2%
PulteGroup Inc	1.0%
Generac Holdings Inc	0.9%
Pentair PLC	0.8%
American Airlines Group Inc	0.8%
Norwegian Cruise Line Holdings Ltd	0.8%
CarMax Inc	0.8%
FleetCor Technologies Inc	0.8%
DaVita Inc	0.8%

As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Asset Allocation as of June 30, 2023	% of total net assets
Common Stocks (United States)	58.6%
Money Market Registered Investment Companies	37.1%
Other Assets/Liabilities (Net)	4.3%
Total	100.0%

As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

2023 Semi-Annual Report | June 30, 2023	Page 5

Tactical Income Fund

Fixed Income Sector Concentration as of June 30, 2023	% of total fixed income securities
High Yield	22.3%
Investment Grade	14.1%
Emerging Markets	11.2%
U.S. Government	7.1%
Cash & Equivalents	45.3%
Total	100.0%

As a percentage of total fixed income securities. Concentrations are subject to change.

Top 10 Holdings as of June 30, 2023	% of total net assets
SPDR Bloomberg High Yield Bond ETF	14.0%
iShares JP Morgan USD Emerging Markets Bond ETF	11.1%
iShares Core 1-5 Year USD Bond ETF	7.5%
BBH Limited Duration Fund - Class I	7.1%
Xtrackers USD High Yield Corporate Bond ETF	6.0%
iShares Trust iShares 1-5 Year Investment Grade Co	5.8%
Diamond Hill Short Duration Securitized Bond Fund - Class Y	3.1%
Government National Mortgage Association, 6.50%, due 7/20/2038	0.1%

As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Institutional Prime Money Market Fund

Sector Concentration as of June 30, 2023	% of total net assets
Commercial Paper	49.8%
Repurchase Agreements	27.3%
Certificates of Deposit	20.5%
Money Market Registered Investment Companies	1.4%
Corporate Obligations	0.8%
Variable Rate Demand Notes	0.3%
Other Assets/Liabilities (Net)	-0.1%
Total	100.0%

As a percentage of total net assets. Concentrations are subject to change.

Top 10 Holdings as of June 30, 2023	% of total net assets
StoneX Repo, 5.29%, due 7/3/2023	7.8%
Loop Capital Repo, 5.10%, due 7/3/2023	7.0%
Truist Repo, 5.12%, due 7/3/2023	4.7%
Halkin Finance, LLC, 5.08%, due 7/3/2023	4.7%
South Street Repo, 5.09%, due 7/3/2023	3.9%
South Street Repo, 5.14%, due 7/3/2023	3.9%
Anglesea Funding, 5.09%, 7/5/2023	3.3%
Sumitomo Mitsui Banking Corp./NY, 5.41%, due 9/1/2023	2.5%
Groupe BPCE, 5.71%, 9/13/2023	1.6%
Svenska Handelsbanken AB, 5.24%, due 8/29/2023	1.6%

As a percentage of total net assets.

Page 6	2023 Semi-Annual Report | June 30, 2023

2023 Semi-Annual Report
Fund Holdings & Financial Statements

Schedules of Investments
June 30, 2023 (unaudited)

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — 62.4%
Communication Services — 3.1%
Alphabet Inc (1)	114,194	13,814,048
AMC Networks Inc (1)	3,244	38,766
Comcast Corp	54,213	2,252,550
IDT Corp (1)	14,530	375,601
Liberty TripAdvisor Holdings Inc (1)	8,364	5,437
Meta Platforms Inc (1)	7,934	2,276,899
Netflix Inc (1)	6,988	3,078,144
Telephone and Data Systems Inc	3,121	25,686
Verizon Communications Inc	802	29,826
Walt Disney Co/The (1)	555	49,550
		21,946,507

Consumer Discretionary — 8.7%
Amazon.com Inc (1)	5,891	767,951
Best Buy Co Inc	18,181	1,489,933
Booking Holdings Inc (1)	1,828	4,936,203
BorgWarner Inc	32,732	1,600,922
Burlington Stores Inc (1)	1,776	279,525
Cavco Industries Inc (1)	160	47,200
Dana Inc	3,684	62,628
Domino’s Pizza Inc	3,596	1,211,816
DR Horton Inc	28,820	3,507,106
Expedia Group Inc (1)	34,011	3,720,463
Frontdoor Inc (1)	3,994	127,409
Garmin Ltd	56,292	5,870,693
Gentex Corp	3,507	102,615
Grand Canyon Education Inc (1)	8,910	919,601
Home Depot Inc/The	2,785	865,132
La-Z-Boy Inc	288	8,248
Lear Corp	133	19,092
Leggett & Platt Inc	1,463	43,334
Lennar Corp	40,449	5,068,664
Lululemon Athletica Inc (1)	8,864	3,355,024
M/I Homes Inc (1)	16,719	1,457,730
MasterCraft Boat Holdings Inc (1)	1,033	31,661
MDC Holdings Inc	123	5,753
Meritage Homes Corp	2,823	401,628
Mohawk Industries Inc (1)	26,850	2,769,846
NVR Inc (1)	102	647,763
O’Reilly Automotive Inc (1)	2,583	2,467,540
Papa John’s International Inc	3,986	294,286
PulteGroup Inc	11,605	901,476
Red Rock Resorts Inc	177	8,280
Ross Stores Inc	11,917	1,336,253
Skyline Champion Corp (1)	26,489	1,733,705

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Tapestry Inc	6,717	287,488
Tempur Sealy International Inc	40,782	1,634,135
Texas Roadhouse Inc	3,284	368,728
ONE Group Hospitality Inc/The (1)	3,356	24,566
TJX Cos Inc/The	50,941	4,319,287
Toll Brothers Inc	11,296	893,175
Town Sports International Holdings Inc (1)(4)	4,613	0
Tractor Supply Co	2,478	547,886
Tupperware Brands Corp (1)	19,775	15,820
Ulta Beauty Inc (1)	2,927	1,377,432
Whirlpool Corp	2,021	300,705
Wingstop Inc	2,248	449,960
Yum! Brands Inc	31,869	4,415,450
		60,694,112

Consumer Staples — 0.7%
Bunge Ltd	8,678	818,769
Cal-Maine Foods Inc	2,194	98,730
Casey’s General Stores Inc	2,764	674,084
Flowers Foods Inc	1,313	32,667
General Mills Inc	10,224	784,181
Hershey Co/The	2,034	507,890
Kroger Co/The	953	44,791
Medifast Inc	5,631	518,953
Pilgrim’s Pride Corp (1)	934	20,072
Sysco Corp	19,386	1,438,441
Walmart Inc	201	31,593
		4,970,171

Energy — 4.2%
Antero Midstream Corp	784	9,094
Arch Resources Inc	194	21,875
Berry Corp	2,368	16,292
Cheniere Energy Inc	599	91,264
Chevron Corp	53,081	8,352,295
Chord Energy Corp	169	25,992
Civitas Resources Inc	998	69,231
ConocoPhillips	26,875	2,784,519
Coterra Energy Inc	886	22,416
Devon Energy Corp	1,653	79,906
Diamondback Energy Inc	799	104,957
EOG Resources Inc	17,908	2,049,392
Exxon Mobil Corp	75,726	8,121,614
HF Sinclair Corp	1,857	82,841
International Seaways Inc	155	5,927
Kinder Morgan Inc	1,272	21,904

The accompanying notes are an integral part of these financial statements.

Page 8	2023 Semi-Annual Report | June 30, 2023

Schedules of Investments
June 30, 2023 (unaudited)

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Magnolia Oil & Gas Corp	936	19,562
Marathon Oil Corp	337	7,758
ONEOK Inc	6,531	403,093
Ovintiv Inc	8,791	334,673
PBF Energy Inc	416	17,031
PDC Energy Inc	4,115	292,741
Peabody Energy Corp	502	10,873
Phillips 66	21,060	2,008,703
Pioneer Natural Resources Co	12,463	2,582,084
SandRidge Energy Inc	406	6,192
Scorpio Tankers Inc	404	19,081
SM Energy Co	1,906	60,287
Targa Resources Corp	904	68,794
Teekay Corp (1)	3,592	21,696
Valero Energy Corp	12,566	1,473,992
Vital Energy Inc (1)	429	19,369
		29,205,448

Financials — 8.6%
Ally Financial Inc	50,009	1,350,743
American Express Co	21,199	3,692,866
American International Group Inc	1,872	107,715
Bank of New York Mellon Corp/The	21,608	961,988
Berkshire Hathaway Inc (1)	89,731	30,598,271
Capital One Financial Corp	5,201	568,833
Chubb Ltd	2,130	410,153
East West Bancorp Inc	4,761	251,333
Essent Group Ltd	8,807	412,168
First American Financial Corp	14,206	810,026
First Interstate BancSystem Inc	4,638	110,570
Fiserv Inc (1)	6,958	877,752
Jackson Financial Inc	15,783	483,118
LPL Financial Holdings Inc	1,592	346,149
Marsh & McLennan Cos Inc	19,167	3,604,929
Mastercard Inc	33,206	13,059,920
Medley Management Inc (1)	235	0
New York Community Bancorp Inc	10,287	115,626
NMI Holdings Inc (1)	4,033	104,132
OFG Bancorp	257	6,703
State Street Corp	11,091	811,639
Stewart Information Services Corp	15,866	652,727
Synchrony Financial	22,466	762,047
		60,099,408

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Healthcare — 10.8%
Abbott Laboratories	5,649	615,854
AbbVie Inc	41,941	5,650,711
AmerisourceBergen Corp	1,541	296,535
Amgen Inc	24,934	5,535,847
Avid Bioservices Inc (1)	1,777	24,825
Biogen Inc (1)	6,659	1,896,816
Bristol-Myers Squibb Co	22,092	1,412,783
Cardinal Health Inc	4,627	437,575
Centene Corp (1)	32,145	2,168,180
Chemed Corp	33	17,875
CVS Health Corp	17,520	1,211,158
Elevance Health Inc	5,562	2,471,141
Eli Lilly & Co	11,733	5,502,542
Embecta Corp	990	21,384
Galectin Therapeutics Inc (1)	3,817	5,496
Gilead Sciences Inc	42,535	3,278,172
HCA Healthcare Inc	6,668	2,023,605
Humana Inc	4,020	1,797,463
IDEXX Laboratories Inc (1)	928	466,069
Inspire Medical Systems Inc (1)	1,660	538,902
Intuitive Surgical Inc (1)	23,314	7,971,989
IQVIA Holdings Inc (1)	6,608	1,485,280
Johnson & Johnson	12,180	2,016,034
Lantheus Holdings Inc (1)	3,736	313,525
McKesson Corp	2,971	1,269,538
Merck & Co Inc	38,169	4,404,321
Organon & Co	3,391	70,567
Pfizer Inc	62,933	2,308,382
Quest Diagnostics Inc	2,409	338,609
Reata Pharmaceuticals Inc (1)	267	27,223
Cigna Group/The	6,455	1,811,273
UnitedHealth Group Inc	20,941	10,065,082
Vertex Pharmaceuticals Inc (1)	4,638	1,632,159
Viatris Inc	29,587	295,278
West Pharmaceutical Services Inc	2,576	985,243
Zimmer Biomet Holdings Inc	9,445	1,375,192
Zoetis Inc	20,945	3,606,938
		75,349,566

Industrials — 5.3%
Alaska Air Group Inc (1)	24,185	1,286,158
Applied Industrial Technologies Inc	38	5,504
Argan Inc	752	29,636
BlueLinx Holdings Inc (1)	1,082	101,470
Boise Cascade Co	11,244	1,015,895

The accompanying notes are an integral part of these financial statements.

2023 Semi-Annual Report | June 30, 2023	Page 9

Schedules of Investments
June 30, 2023 (unaudited)

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Builders FirstSource Inc (1)	17,877	2,431,272
BWX Technologies Inc	2,982	213,422
Copa Holdings SA	4,660	515,303
Copart Inc (1)	86,050	7,848,621
Delta Air Lines Inc	7,197	342,145
Dover Corp	40,593	5,993,556
Eaton Corp PLC	79	15,887
EMCOR Group Inc	10,061	1,859,072
EnerSys	1,489	161,586
Genco Shipping & Trading Ltd	3,389	47,548
Graco Inc	48,416	4,180,722
WW Grainger Inc	557	439,245
Heidrick & Struggles International Inc	1,275	33,749
Hubbell Inc	1,165	386,267
Lockheed Martin Corp	1,819	837,431
ManpowerGroup Inc	4,915	390,251
Matson Inc	7,463	580,099
MSC Industrial Direct Co Inc	6,640	632,659
Northrop Grumman Corp	5,298	2,414,828
nVent Electric PLC	2,601	134,394
Owens Corning	9,825	1,282,163
PACCAR Inc	2,389	199,840
Ryder System Inc	438	37,138
Southwest Airlines Co	7,537	272,915
StarTek Inc (1)	2,934	8,567
TrueBlue Inc (1)	505	8,944
UFP Industries Inc	498	48,331
Union Pacific Corp	6,409	1,311,410
United Airlines Holdings Inc (1)	29,913	1,641,326
Univar Solutions Inc (1)	845	30,285
Valmont Industries Inc	140	40,747
Westinghouse Air Brake Technologies Corp	132	14,476
Waste Management Inc	3,022	524,075
Watsco Inc	12	4,578
		37,321,515

Information Technology — 19.6%
Adobe Inc (1)	6,346	3,103,131
Alpha & Omega Semiconductor Ltd (1)	3,977	130,446
Analog Devices Inc	8,288	1,614,585
Apple Inc	181,076	35,123,312
Applied Materials Inc	3,821	552,287
Arrow Electronics Inc (1)	1,112	159,272
Avnet Inc	8,301	418,785
Broadcom Inc	3,589	3,113,206
Cisco Systems Inc	74,784	3,869,324

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Dell Technologies Inc	372	20,129
Digital Turbine Inc (1)	10,344	95,992
DocuSign Inc (1)	10,715	547,429
Intuit Inc	8,201	3,757,616
Jabil Inc	26,703	2,882,055
KLA Corp	1,734	841,025
Lam Research Corp	2,138	1,374,435
Microchip Technology Inc	27,459	2,460,052
Microsoft Corp	104,602	35,621,166
NetApp Inc	6,829	521,736
NVIDIA Corp	30,156	12,756,591
ON Semiconductor Corp (1)	3,174	300,197
Oracle Corp	40,989	4,881,380
QUALCOMM Inc	38,283	4,557,208
Roper Technologies Inc	2,219	1,066,895
Skyworks Solutions Inc	38,553	4,267,432
TD SYNNEX Corp	4,290	403,260
Teradyne Inc	5,653	629,348
Texas Instruments Inc	66,398	11,952,968
Vishay Intertechnology Inc	330	9,702
		137,030,964

Materials — 0.8%
Alpha Metallurgical Resources Inc	278	45,692
CF Industries Holdings Inc	7,802	541,615
Clearwater Paper Corp (1)	293	9,177
Eagle Materials Inc	957	178,404
Linde PLC	14	5,335
LyondellBasell Industries NV	7,697	706,816
Nucor Corp	2,890	473,902
PPG Industries Inc	24,130	3,578,479
Reliance Steel & Aluminum Co	239	64,910
Ryerson Holding Corp	1,645	71,360
Schnitzer Steel Industries Inc	1,053	31,579
Sylvamo Corp	1,976	79,929
		5,787,198

Real Estate Investment Trust — 0.6%
CorEnergy Infrastructure Trust Inc	13,458	15,073
Essex Property Trust Inc	9,928	2,326,130
Simon Property Group Inc	13,707	1,582,883
Spirit MTA REIT Liquidating Trust (1)(4)	9,151	0
		3,924,086

The accompanying notes are an integral part of these financial statements.

Page 10	2023 Semi-Annual Report | June 30, 2023

Schedules of Investments
June 30, 2023 (unaudited)

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Utilities — 0.0%
Clearway Energy Inc	1,377	39,327
Consolidated Edison Inc	1,727	156,121
		195,448

Total Common Stocks (United States) (Cost $331,504,303)		436,524,423

Preferred Stock (United States) — 0.0%
WESCO International, Inc. Series A Variable Preferred, 9.7%	2,612	69,793
Total Preferred Stock (United States) (Cost $65,288)		69,793

Warrants (United States) — 0.0%
Chaparral Energy, Inc. A Warrants, Expiration Date 10/14/2024 (1)(4)	7	0
Chaparral Energy, Inc. B Warrants, Expiration Date 10/14/2025 (1)(4)	7	0
Civitas Solutions, Inc. A Warrants, Expiration Date 1/20/2025 (1)(4)	57	0
Civitas Solutions, Inc. B Warrants, Expiration Date 1/20/2026 (1)(4)	28	0
Hertz Global Holdings, Inc. Warrants, Expiration Date 6/30/2051 (1)	349	3,521
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (1)	122	1,403
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (1)(4)	23	0
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (1)	128	2,982
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (1)	63	998
Total Warrants (United States) (Cost $8,512)		8,904

Money Market Registered Investment Companies — 35.6%
Meeder Institutional Prime Money Market Fund, 5.13% (2)	249,014,974	249,014,974
Total Money Market Registered Investment Companies (Cost $248,905,818)		249,014,974
Total Investments — 98.0% (Cost $580,483,921)		685,618,094
Other Assets less Liabilities — 2.0%		13,726,249
Total Net Assets — 100.0%		699,344,343

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Trustee Deferred Compensation (3)
Meeder Balanced Fund - Retail Class	5,741	69,638
Meeder Dynamic Allocation Fund - Retail Class	15,074	191,741
Meeder Muirfield Fund - Retail Class	10,914	96,698
Meeder Conservative Allocation Fund - Retail Class	1,694	36,082
Total Trustee Deferred Compensation (Cost $357,751)		394,159

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Index Futures
E-mini Standard & Poors MidCap 400 Futures	30	9/15/2023	7,932,300	118,594
Mini MSCI EAFE Index Futures	970	9/15/2023	104,541,750	(586,038)
Mini MSCI Emerging Markets Index Futures	462	9/15/2023	23,051,490	(532,543)
Russell 2000 Mini Index Futures	505	9/15/2023	48,068,425	206,037
Standard & Poors 500 Mini Futures	55	9/15/2023	12,342,688	32,657
Total Futures Contracts	2,022		195,936,653	(761,293)

(1)	Represents non-income producing securities.
(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2023.
(3)	Assets of affiliates to the Muirfield Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(4)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.

The accompanying notes are an integral part of these financial statements.

2023 Semi-Annual Report | June 30, 2023	Page 11

Schedules of Investments
June 30, 2023 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) - Long — 55.0%
Communication Services — 2.8%
Alphabet Inc (1)	28,755	3,478,492
AMC Networks Inc (1)	2,368	28,298
Comcast Corp	10,542	438,020
Meta Platforms Inc (1)	2,017	578,839
Netflix Inc (1)	2,045	900,802
Walt Disney Co/The (1)	336	29,998
		5,454,449

Consumer Discretionary — 6.7%
Amazon.com Inc (1)	1,368	178,332
Beachbody Co Inc/The (1)	14,976	6,269
Best Buy Co Inc	5,052	414,011
Booking Holdings Inc (1)	330	891,109
BorgWarner Inc	7,262	355,184
Burlington Stores Inc (1)	337	53,040
Century Communities Inc	2,181	167,108
Domino’s Pizza Inc	617	207,923
DR Horton Inc	774	94,188
Ethan Allen Interiors Inc	206	5,826
Expedia Group Inc (1)	6,829	747,024
Frontdoor Inc (1)	1,128	35,983
Garmin Ltd	13,139	1,370,266
Gentex Corp	644	18,843
Grand Canyon Education Inc (1)	2,172	224,172
Home Depot Inc/The	951	295,419
Installed Building Products Inc	38	5,326
Leggett & Platt Inc	1,463	43,334
Lennar Corp	8,058	1,009,748
Lululemon Athletica Inc (1)	1,708	646,478
M/I Homes Inc (1)	5,932	517,211
Meritage Homes Corp	35	4,979
Mohawk Industries Inc (1)	12,621	1,301,982
O’Reilly Automotive Inc (1)	388	370,656
Papa John’s International Inc	2,308	170,400
PulteGroup Inc	70	5,438
Ross Stores Inc	3,740	419,366
Skyline Champion Corp (1)	6,131	401,274
Tapestry Inc	2,247	96,172
Tempur Sealy International Inc	10,307	413,001
Texas Roadhouse Inc	446	50,077
TJX Cos Inc/The	6,745	571,909
Toll Brothers Inc	3,563	281,726
TopBuild Corp (1)	21	5,586
Tractor Supply Co	297	65,667
Tupperware Brands Corp (1)	16,075	12,860
Ulta Beauty Inc (1)	635	298,828

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) - Long — continued
Wingstop Inc	525	105,084
Yum! Brands Inc	6,951	963,061
		12,824,860

Consumer Staples — 0.6%
Archer-Daniels-Midland Co	5,097	385,129
Bunge Ltd	3,331	314,280
Casey’s General Stores Inc	733	178,764
General Mills Inc	2,348	180,092
Kroger Co/The	456	21,432
Medifast Inc	1,383	127,457
		1,207,154

Energy — 3.5%
Berry Corp	842	5,793
Cheniere Energy Inc	1,616	246,214
Chevron Corp	17,956	2,825,377
Civitas Resources Inc	117	8,116
ConocoPhillips	4,322	447,802
Diamondback Energy Inc	501	65,811
DT Midstream Inc	2,203	109,203
EOG Resources Inc	2,411	275,915
Exxon Mobil Corp	14,339	1,537,858
ONEOK Inc	1,546	95,419
Ovintiv Inc	682	25,964
PDC Energy Inc	1,385	98,529
Phillips 66	2,912	277,747
Pioneer Natural Resources Co	2,087	432,385
Scorpio Tankers Inc	395	18,656
Teekay Corp (1)	1,555	9,392
Valero Energy Corp	2,133	250,201
Vital Energy Inc (1)	434	19,595
		6,749,977

Financials — 8.0%
Ally Financial Inc	8,459	228,478
American Express Co	6,867	1,196,231
Bank of New York Mellon Corp/The	1,673	74,482
Berkshire Hathaway Inc (1)	24,740	8,436,340
Capital One Financial Corp	2,343	256,254
Chubb Ltd	2,298	442,503
Compass Diversified Holdings	3,111	67,478
Essent Group Ltd	2,896	135,533
First American Financial Corp	3,379	192,671
First Interstate BancSystem Inc	793	18,905
Fiserv Inc (1)	4,491	566,540

The accompanying notes are an integral part of these financial statements.

Page 12	2023 Semi-Annual Report | June 30, 2023

Schedules of Investments
June 30, 2023 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) - Long — continued
Investors Title Co	43	6,278
Jackson Financial Inc	15,424	472,129
Marsh & McLennan Cos Inc	941	176,983
Mastercard Inc	7,297	2,869,910
State Street Corp	456	33,370
Stewart Information Services Corp	2,427	99,847
Synchrony Financial	3,699	125,470
		15,399,402

Healthcare — 9.6%
AbbVie Inc	7,956	1,071,912
Amgen Inc	2,878	638,974
Avid Bioservices Inc (1)	1,776	24,811
Biogen Inc (1)	535	152,395
Bristol-Myers Squibb Co	15,531	993,207
Cardinal Health Inc	1,860	175,900
Centene Corp (1)	6,337	427,431
CVS Health Corp	2,604	180,015
Elevance Health Inc	629	279,458
Eli Lilly & Co	2,771	1,299,544
Embecta Corp	1,550	33,480
Gilead Sciences Inc	8,067	621,724
HCA Healthcare Inc	2,806	851,565
Humana Inc	944	422,091
IDEXX Laboratories Inc (1)	179	89,899
Inspire Medical Systems Inc (1)	534	173,358
Intuitive Surgical Inc (1)	4,070	1,391,696
IQVIA Holdings Inc (1)	2,106	473,366
Johnson & Johnson	6,462	1,069,590
Lantheus Holdings Inc (1)	809	67,891
McKesson Corp	2,375	1,014,861
Merck & Co Inc	8,819	1,017,624
Pfizer Inc	16,502	605,293
Quest Diagnostics Inc	1,363	191,583
Cigna Group/The	2,529	709,637
UnitedHealth Group Inc	6,417	3,084,267
Vertex Pharmaceuticals Inc (1)	513	180,530
Viatris Inc	664	6,627
West Pharmaceutical Services Inc	880	336,574
Zimmer Biomet Holdings Inc	3,174	462,134
Zoetis Inc	2,913	501,648
		18,549,085

Industrials — 5.0%
Alaska Air Group Inc (1)	5,358	284,938
BlueLinx Holdings Inc (1)	529	49,610
Boise Cascade Co	1,218	110,046

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) - Long — continued
Builders FirstSource Inc (1)	3,116	423,776
Copart Inc (1)	28,678	2,615,720
Delta Air Lines Inc	1,256	59,710
Dover Corp	9,230	1,362,810
EMCOR Group Inc	1,800	332,604
EnerSys	335	36,354
Graco Inc	15,122	1,305,785
Hudson Technologies Inc (1)	2,565	24,675
IBEX Holdings Ltd (1)	740	15,710
Karat Packaging Inc	287	5,238
Lockheed Martin Corp	1,473	678,140
ManpowerGroup Inc	353	28,028
Matson Inc	3,870	300,815
MSC Industrial Direct Co Inc	193	18,389
Northrop Grumman Corp	1,146	522,347
Owens Corning	2,183	284,882
PACCAR Inc	1,564	130,829
StarTek Inc (1)	2,176	6,354
Union Pacific Corp	3,358	687,114
United Airlines Holdings Inc (1)	6,023	330,482
Westinghouse Air Brake Technologies Corp	62	6,800
Waste Management Inc	477	82,721
		9,703,877

Information Technology — 17.4%
Adobe Inc (1)	2,098	1,025,901
Analog Devices Inc	2,444	476,116
Apple Inc	43,465	8,430,906
Applied Materials Inc	1,992	287,924
Arrow Electronics Inc (1)	730	104,558
Avnet Inc	4,145	209,115
Broadcom Inc	950	824,059
Cadence Design Systems Inc (1)	3,382	793,147
Cisco Systems Inc	11,719	606,341
DocuSign Inc (1)	6,030	308,073
Intuit Inc	2,339	1,071,706
Jabil Inc	2,621	282,885
KLA Corp	257	124,650
Lam Research Corp	857	550,931
Microchip Technology Inc	4,938	442,395
Micron Technology Inc	437	27,579
Microsoft Corp	24,761	8,432,110
NetApp Inc	2,150	164,260
NVIDIA Corp	7,217	3,052,935
ON Semiconductor Corp (1)	1,545	146,126
Oracle Corp	8,497	1,011,908
QUALCOMM Inc	6,635	789,830

The accompanying notes are an integral part of these financial statements.

2023 Semi-Annual Report | June 30, 2023	Page 13

Schedules of Investments
June 30, 2023 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) - Long — continued
Roper Technologies Inc	613	294,730
Skyworks Solutions Inc	12,512	1,384,953
TD SYNNEX Corp	332	31,208
Texas Instruments Inc	13,155	2,368,163
		33,242,509

Materials — 0.7%
CF Industries Holdings Inc	443	30,753
LyondellBasell Industries NV	1,840	168,967
PPG Industries Inc	6,818	1,011,109
Reliance Steel & Aluminum Co	168	45,627
Ryerson Holding Corp	765	33,186
Schnitzer Steel Industries Inc	1,923	57,671
Sylvamo Corp	905	36,607
		1,383,920

Real Estate Investment Trust — 0.7%
Essex Property Trust Inc	3,188	746,948
Simon Property Group Inc	5,458	630,290
		1,377,238

Total Common Stocks (United States) - Long (Cost $79,281,197)		105,892,471

Preferred Stock (United States) — 0.0%
WESCO International, Inc. Series A Variable Preferred, 9.7% (5)	198	5,291
Total Preferred Stock (United States) (Cost $4,949)		5,291

Warrants (United States) — 0.0%
Chaparral Energy, Inc. A Warrants, Expiration Date 10/14/2024 (1)(4)	1	0
Chaparral Energy, Inc. B Warrants, Expiration Date 10/14/2025 (1)(4)	1	0
Civitas Solutions, Inc. A Warrants, Expiration Date 1/20/2025 (1)(4)	13	0
Civitas Solutions, Inc. B Warrants, Expiration Date 1/20/2026 (1)(4)	6	0
Hertz Global Holdings, Inc. Warrants, Expiration Date 6/30/2051 (1)	29	334
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (1)	86	868

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Warrants (United States — continued
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (1)(4)	7	0
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (1)	47	1,095
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (1)	23	364
Total Warrants (United States) (Cost $2,899)		2,661

Money Market Registered Investment Companies — 42.5%
Meeder Institutional Prime Money Market Fund, 5.13% (2)	81,914,116	81,914,116
Morgan Stanley Institutional Liquidity Fund Institutionial, 5.02%	25,011	25,011
Total Money Market Registered Investment Companies (Cost 81,902,186)		81,939,127
Total Investments - Long — 97.5% (Cost $161,191,231)		187,839,550
Other Assets less Liabilities — 2.5%		4,762,530
Total Net Assets — 100.0%		192,602,080

Trustee Deferred Compensation (3)
Meeder Balanced Fund - Retail Class	919	11,147
Meeder Dynamic Allocation Fund - Retail Class	2,247	28,582
Meeder Muirfield Fund - Retail Class	2,654	23,514
Meeder Conservative Allocation Fund - Retail Class	284	6,049
Total Trustee Deferred Compensation (Cost $66,202)		69,292

The accompanying notes are an integral part of these financial statements.

Page 14	2023 Semi-Annual Report | June 30, 2023

Schedules of Investments
June 30, 2023 (unaudited)

Spectrum Fund
	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Index Futures
E-mini Standard & Poors MidCap 400 Futures	18	9/15/2023	4,759,380	71,156
Mini MSCI EAFE Index Futures	267	9/15/2023	28,775,925	(161,335)
Mini MSCI Emerging Markets Index Futures	127	9/15/2023	6,336,665	(146,213)
Russell 2000 Mini Index Futures	140	9/15/2023	13,325,900	56,527
Standard & Poors 500 Mini Futures	68	9/15/2023	15,260,050	270,880
Total Futures Contracts	620		68,457,920	91,015

(1)	Represents non-income producing securities.
(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2023.
(3)	Assets of affiliates to the Spectrum Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(4)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.

The accompanying notes are an integral part of these financial statements.

2023 Semi-Annual Report | June 30, 2023	Page 15

Schedules of Investments
June 30, 2023 (unaudited)

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — 36.0%
Communication Services — 1.8%
Alphabet Inc (1)	3,099	374,886
AMC Networks Inc (1)	543	6,489
Comcast Corp	985	40,927
IDT Corp (1)	437	11,296
Liberty TripAdvisor Holdings Inc (1)	262	170
Meta Platforms Inc (1)	209	59,979
Netflix Inc (1)	191	84,134
		577,881

Consumer Discretionary — 3.5%
Amazon.com Inc (1)	44	5,736
AutoZone Inc (1)	1	2,493
Best Buy Co Inc	344	28,191
Booking Holdings Inc (1)	29	78,310
BorgWarner Inc	640	31,302
Cavco Industries Inc (1)	2	590
Chico’s FAS Inc (1)	42	225
Domino’s Pizza Inc	63	21,230
DR Horton Inc	92	11,195
Ethan Allen Interiors Inc	10	283
Expedia Group Inc (1)	1,134	124,048
Frontdoor Inc (1)	38	1,212
Garmin Ltd	995	103,769
Gentex Corp	24	702
Grand Canyon Education Inc (1)	113	11,663
Home Depot Inc/The	125	38,830
KB Home	340	17,581
Lear Corp	2	287
Leggett & Platt Inc	68	2,014
Lennar Corp	1,040	130,322
Lululemon Athletica Inc (1)	176	66,616
M/I Homes Inc (1)	131	11,422
MasterCraft Boat Holdings Inc (1)	19	582
Mohawk Industries Inc (1)	506	52,199
O’Reilly Automotive Inc (1)	20	19,106
Papa John’s International Inc	479	35,365
Ross Stores Inc	439	49,225
Skyline Champion Corp (1)	442	28,929
Tapestry Inc	235	10,058
Tempur Sealy International Inc	1,075	43,075
Tesla Inc (1)	13	3,403
Texas Roadhouse Inc	7	786
TJX Cos Inc/The	880	74,615
Town Sports International Holdings Inc (1)(4)	378	0
Tractor Supply Co	104	22,994
Tupperware Brands Corp (1)	118	94

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Wingstop Inc	51	10,208
Yum! Brands Inc	756	104,744
		1,143,404

Consumer Staples — 0.5%
Archer-Daniels-Midland Co	292	22,064
Bunge Ltd	30	2,831
General Mills Inc	108	8,284
Kroger Co/The	59	2,773
Medifast Inc	146	13,455
Pilgrim’s Pride Corp (1)	13	279
Kraft Heinz Co/The	1,106	39,263
Walmart Inc	496	77,961
		166,910

Energy — 2.3%
Berry Corp	67	461
Chevron Corp	1,670	262,775
Civitas Resources Inc	7	486
ConocoPhillips	367	38,025
Devon Energy Corp	9	435
Diamondback Energy Inc	43	5,648
EOG Resources Inc	166	18,997
Exxon Mobil Corp	1,598	171,386
HF Sinclair Corp	6	268
ONEOK Inc	668	41,229
Ovintiv Inc	269	10,241
PDC Energy Inc	448	31,871
Phillips 66	338	32,238
Pioneer Natural Resources Co	276	57,182
Range Resources Corp	183	5,380
SM Energy Co	10	316
Targa Resources Corp	326	24,809
Teekay Corp (1)	121	731
Valero Energy Corp	257	30,146
Vital Energy Inc (1)	6	271
Westmoreland Coal Co (1)(4)	539	0
		732,895

Financials — 6.2%
Ally Financial Inc	1,109	29,954
American Express Co	718	125,076
Bank of New York Mellon Corp/The	1,039	46,256
Berkshire Hathaway Inc (1)	2,748	937,068
Capital One Financial Corp	589	64,419
Charles Schwab Corp/The	419	23,749

The accompanying notes are an integral part of these financial statements.

Page 16	2023 Semi-Annual Report | June 30, 2023

Schedules of Investments
June 30, 2023 (unaudited)

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Chubb Ltd	139	26,766
First American Financial Corp	172	9,807
First Interstate BancSystem Inc	502	11,968
Fiserv Inc (1)	489	61,687
Jackson Financial Inc	220	6,734
LPL Financial Holdings Inc	58	12,611
Marsh & McLennan Cos Inc	1,308	246,009
Mastercard Inc	924	363,409
Medley Management Inc (1)	21	0
NMI Holdings Inc (1)	35	904
Old Republic International Corp	14	352
RAIT Financial Trust (1)(4)	287	0
State Street Corp	199	14,563
Stewart Information Services Corp	410	16,867
Synchrony Financial	40	1,357
		1,999,556

Healthcare — 6.2%
Abbott Laboratories	88	9,594
AbbVie Inc	804	108,323
Alaunos Therapeutics Inc (1)	620	316
AmerisourceBergen Corp	9	1,732
Amgen Inc	343	76,153
Avid Bioservices Inc (1)	234	3,269
Biogen Inc (1)	31	8,830
Bristol-Myers Squibb Co	464	29,673
Cardinal Health Inc	625	59,106
Centene Corp (1)	749	50,520
CVS Health Corp	378	26,131
Elevance Health Inc	111	49,316
Eli Lilly & Co	353	165,550
Embecta Corp	79	1,706
Gilead Sciences Inc	1,358	104,661
HCA Healthcare Inc	332	100,755
Humana Inc	42	18,779
IDEXX Laboratories Inc (1)	114	57,254
Inspire Medical Systems Inc (1)	42	13,635
Intuitive Surgical Inc (1)	472	161,396
IQVIA Holdings Inc (1)	141	31,693
Johnson & Johnson	1,422	235,369
Lantheus Holdings Inc (1)	133	11,161
McKesson Corp	95	40,594
Merck & Co Inc	885	102,120
Pfizer Inc	887	32,535
Quest Diagnostics Inc	92	12,932
Cigna Group/The	143	40,126
UnitedHealth Group Inc	420	201,869

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Vertex Pharmaceuticals Inc (1)	86	30,264
Viatris Inc	1,031	10,289
West Pharmaceutical Services Inc	48	18,359
Zimmer Biomet Holdings Inc	568	82,701
Zoetis Inc	621	106,942
		2,003,653

Industrials — 3.5%
AGCO Corp	4	526
Alaska Air Group Inc (1)	653	34,727
Allegiant Travel Co (1)	7	884
BlueLinx Holdings Inc (1)	9	844
Boise Cascade Co	13	1,175
Builders FirstSource Inc (1)	530	72,080
BWX Technologies Inc	42	3,006
Comfort Systems USA Inc	2	328
Copart Inc (1)	3,898	355,537
Crane Co	2	178
Crane NXT Co	2	113
Delta Air Lines Inc	35	1,664
Dover Corp	1,018	150,308
EMCOR Group Inc	270	49,891
Emerson Electric Co	93	8,406
EnerSys	14	1,519
Graco Inc	1,107	95,589
WW Grainger Inc	14	11,040
Hubbell Inc	18	5,968
Karat Packaging Inc	15	274
Lockheed Martin Corp	92	42,355
ManpowerGroup Inc	3	238
Matson Inc	81	6,296
Northrop Grumman Corp	31	14,130
nVent Electric PLC	215	11,109
Owens Corning	328	42,804
PACCAR Inc	109	9,118
Sensata Technologies Holding PLC	7	315
Southwest Airlines Co	11	398
StarTek Inc (1)	131	383
Terex Corp	4	239
UFP Industries Inc	100	9,705
Union Pacific Corp	572	117,043
United Airlines Holdings Inc (1)	628	34,458
Univar Solutions Inc (1)	6	215
Westinghouse Air Brake Technologies Corp	330	36,191
		1,119,054

The accompanying notes are an integral part of these financial statements.

2023 Semi-Annual Report | June 30, 2023	Page 17

Schedules of Investments
June 30, 2023 (unaudited)

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Information Technology — 11.2%
Adobe Inc (1)	195	95,353
Amkor Technology Inc	107	3,183
Analog Devices Inc	253	49,287
Apple Inc	5,026	974,893
Applied Materials Inc	558	80,653
Arrow Electronics Inc (1)	349	49,987
Avnet Inc	503	25,376
Broadcom Inc	98	85,008
Cadence Design Systems Inc (1)	119	27,908
Cisco Systems Inc	853	44,134
Dell Technologies Inc	9	487
DocuSign Inc (1)	812	41,485
Intuit Inc	146	66,896
Jabil Inc	228	24,608
Lam Research Corp	76	48,857
Microchip Technology Inc	1,005	90,038
Microsoft Corp	2,697	918,440
NetApp Inc	307	23,455
NVIDIA Corp	802	339,262
ON Semiconductor Corp (1)	125	11,823
Oracle Corp	1,043	124,211
QUALCOMM Inc	1,020	121,421
Roper Technologies Inc	14	6,731
Salesforce Inc (1)	36	7,605
Skyworks Solutions Inc	1,265	140,023
TD SYNNEX Corp	19	1,786
Texas Instruments Inc	1,414	254,548
Vishay Intertechnology Inc	8	235
		3,657,693

Materials — 0.4%
Alpha Metallurgical Resources Inc	4	657
CF Industries Holdings Inc	179	12,426
Dow Inc	13	692
Nucor Corp	134	21,973
PPG Industries Inc	532	78,896
Reliance Steel & Aluminum Co	2	543
Ryerson Holding Corp	40	1,735
Schnitzer Steel Industries Inc	52	1,559
		118,481

Real Estate Investment Trust — 0.4%
CorEnergy Infrastructure Trust Inc	583	653
Essex Property Trust Inc	305	71,462

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Simon Property Group Inc	510	58,895
Spirit MTA REIT Liquidating Trust (1)(4)	385	0
		131,010

Utilities — 0.0%
Brookfield Renewable Corp	13	410
		410

Total Common Stocks (United States) (Cost $8,982,199)		11,650,947

Preferred Stock (United States) — 0.0%
WESCO International, Inc. Series A Variable Preferred, 9.7%	81	2,164
Total Preferred Stock (United States) (Cost $2,025)		2,164

Warrants (United States) — 0.0%
Civitas Solutions, Inc. A Warrants, Expiration Date 1/20/2025 (1)(4)	2	0
Civitas Solutions, Inc. B Warrants, Expiration Date 1/20/2026 (1)(4)	1	0
Hertz Global Holdings, Inc. Warrants, Expiration Date 6/30/2051 (1)	11	111
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (1)	4	46
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (1)	12	280
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (1)	7	111
Total Warrants (United States) (Cost $93)		548

Registered Investment Companies — 17.9%
U.S. Fixed Income — 6.3%
Baird Core Plus Bond Fund - Class I	9,334	92,970
BBH Limited Duration Fund - Class I	5,179	52,051
Diamond Hill Short Duration Securitized Bond Fund - Class Y	18,602	175,605
DoubleLine Total Return Bond Fund - Class I	14,350	126,423
Frost Total Return Bond Fund - Class I	8,030	75,002
iShares 3-7 Year Treasury Bond ETF (5)	1,146	132,088
iShares Core U.S. Aggregate Bond ETF (5)	4,690	459,386
PGIM Short-Term Corporate Bond Fund - Class Q	16,988	173,621

The accompanying notes are an integral part of these financial statements.

Page 18	2023 Semi-Annual Report | June 30, 2023

Schedules of Investments
June 30, 2023 (unaudited)

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Registered Investment Companies — continued
Segall Bryant & Hamill Plus Bond Fund - Class I	14,589	133,932
SPDR Bloomberg High Yield Bond ETF (5)	4,677	430,424
Xtrackers USD High Yield Corporate Bond ETF (5)	5,297	182,747
		2,034,249

International Fixed Income — 1.0%
iShares JP Morgan USD Emerging Markets Bond ETF (5)	3,924	339,583
		339,583

International Equity — 10.6%
iShares Core MSCI EAFE ETF (5)	42,298	2,855,115
iShares Core MSCI Emerging Markets ETF (5)	12,312	606,858
		3,461,973

Total Registered Investment Companies (Cost $5,148,066)		5,835,805

Money Market Registered Investment Companies — 43.2%
Meeder Institutional Prime Money Market Fund, 5.13% (2)	14,003,689	14,003,689
Total Money Market Registered Investment Companies (Cost $13,998,187)		14,003,689
Total Investments — 97.1% (Cost $28,130,570)		31,493,153
Other Assets less Liabilities — 2.9%		938,582
Total Net Assets — 100.0%		32,431,735

Trustee Deferred Compensation (3)
Meeder Balanced Fund - Retail Class	2,071	25,121
Meeder Dynamic Allocation Fund - Retail Class	5,594	71,156
Meeder Muirfield Fund - Retail Class	2,430	21,530
Meeder Conservative Allocation Fund - Retail Class	581	12,375
Total Trustee Deferred Compensation (Cost $113,877)		130,182

Global Allocation Fund
	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Index Futures
Mini MSCI EAFE Index Futures	107	9/15/2023	11,531,925	(65,640)
Mini MSCI Emerging Markets Index Futures	54	9/15/2023	2,694,330	(62,741)
Russell 2000 Mini Index Futures	11	9/15/2023	1,047,035	4,887
Standard & Poors 500 Mini Futures	(6)	9/15/2023	(1,346,475)	(30,029)
Total Futures Contracts	166		13,926,815	(153,523)

(1)	Represents non-income producing securities.
(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2023.
(3)	Assets of affiliates to the Global Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(4)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(5)	Exchange-traded fund.

The accompanying notes are an integral part of these financial statements.

2023 Semi-Annual Report | June 30, 2023	Page 19

Schedules of Investments
June 30, 2023 (unaudited)

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — 53.0%
Communication Services — 2.7%
Alphabet Inc (1)	49,908	6,037,371
AMC Networks Inc (1)	3,918	46,820
Comcast Corp	22,615	939,653
IDT Corp (1)	5,933	153,368
Meta Platforms Inc (1)	3,593	1,031,119
Netflix Inc (1)	3,020	1,330,280
Verizon Communications Inc	198	7,364
		9,545,975

Consumer Discretionary — 6.6%
Amazon.com Inc (1)	4,199	547,382
Best Buy Co Inc	7,051	577,829
Booking Holdings Inc (1)	619	1,671,504
BorgWarner Inc	10,796	528,032
Burlington Stores Inc (1)	407	64,058
Cavco Industries Inc (1)	84	24,780
Domino’s Pizza Inc	1,086	365,971
DR Horton Inc	12,217	1,486,687
Ethan Allen Interiors Inc	151	4,270
Expedia Group Inc (1)	14,924	1,632,536
Frontdoor Inc (1)	498	15,886
Garmin Ltd	21,277	2,218,978
Gentex Corp	423	12,377
Grand Canyon Education Inc (1)	2,053	211,890
Home Depot Inc/The	1,601	497,335
Lear Corp	42	6,029
Leggett & Platt Inc	349	10,337
Lennar Corp	14,864	1,862,608
Lululemon Athletica Inc (1)	3,449	1,305,447
M/I Homes Inc (1)	4,804	418,861
MasterCraft Boat Holdings Inc (1)	383	11,739
Mohawk Industries Inc (1)	13,603	1,403,285
NVR Inc (1)	27	171,467
O’Reilly Automotive Inc (1)	784	748,955
Papa John’s International Inc	2,701	199,415
PulteGroup Inc	6,485	503,755
Red Rock Resorts Inc	135	6,315
Ross Stores Inc	5,459	612,118
Skyline Champion Corp (1)	8,506	556,718
Tapestry Inc	2,980	127,544
Tempur Sealy International Inc	16,362	655,625
Tesla Inc (1)	252	65,966
Texas Roadhouse Inc	277	31,102
ONE Group Hospitality Inc/The (1)	1,514	11,082
TJX Cos Inc/The	18,918	1,604,057

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Toll Brothers Inc	5,634	445,480
Town Sports International Holdings Inc (1)(4)	1,777	0
Tractor Supply Co	1,565	346,022
Tupperware Brands Corp (1)	5,977	4,782
Ulta Beauty Inc (1)	280	131,767
Whirlpool Corp	2,818	419,290
Wingstop Inc	538	107,686
Yum! Brands Inc	12,071	1,672,437
		23,299,404

Consumer Staples — 0.6%
Archer-Daniels-Midland Co	6,695	505,874
Bunge Ltd	2,201	207,664
Cal-Maine Foods Inc	1,638	73,710
Casey’s General Stores Inc	1,363	332,408
Flowers Foods Inc	250	6,220
General Mills Inc	4,816	369,387
Hershey Co/The	381	95,136
Kroger Co/The	267	12,549
Medifast Inc	3,580	329,933
Pilgrim’s Pride Corp (1)	240	5,158
Sysco Corp	2,674	198,411
		2,136,450

Energy — 3.3%
Arch Resources Inc	54	6,089
Callon Petroleum Co (1)	1,160	40,681
Cheniere Energy Inc	1,066	162,416
Chevron Corp	22,549	3,548,085
Civitas Resources Inc	438	30,384
ConocoPhillips	7,878	816,240
Coterra Energy Inc	180	4,554
Devon Energy Corp	1,759	85,030
Diamondback Energy Inc	802	105,351
DT Midstream Inc	780	38,665
EOG Resources Inc	7,426	849,831
Exxon Mobil Corp	30,084	3,226,509
HF Sinclair Corp	465	20,744
Marathon Oil Corp	482	11,096
ONEOK Inc	1,571	96,962
Ovintiv Inc	2,633	100,238
PBF Energy Inc	163	6,673
PDC Energy Inc	4,924	350,293
Phillips 66	4,563	435,219
Pioneer Natural Resources Co	6,069	1,257,375
Scorpio Tankers Inc	111	5,243

The accompanying notes are an integral part of these financial statements.

Page 20	2023 Semi-Annual Report | June 30, 2023

Schedules of Investments
June 30, 2023 (unaudited)

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
SM Energy Co	226	7,148
Targa Resources Corp	1,541	117,270
Teekay Corp (1)	1,515	9,151
Valero Energy Corp	2,180	255,714
Vital Energy Inc (1)	93	4,199
		11,591,160

Financials — 7.8%
Ally Financial Inc	18,531	500,522
American Express Co	10,732	1,869,514
Bank of New York Mellon Corp/The	10,738	478,056
Berkshire Hathaway Inc (1)	40,435	13,788,335
Capital One Financial Corp	4,895	535,366
Charles Schwab Corp/The	4,448	252,113
Chubb Ltd	4,619	889,435
East West Bancorp Inc	3,912	206,514
Essent Group Ltd	3,983	186,404
First American Financial Corp	2,684	153,042
First Interstate BancSystem Inc	4,316	102,893
Fiserv Inc (1)	5,938	749,079
International Money Express Inc (1)	216	5,298
Jackson Financial Inc	5,507	168,569
LPL Financial Holdings Inc	1,105	240,260
Marsh & McLennan Cos Inc	11,097	2,087,124
Mastercard Inc	12,267	4,824,611
Medley Management Inc (1)	101	0
New York Community Bancorp Inc	2,442	27,448
NMI Holdings Inc (1)	1,375	35,503
State Street Corp	3,034	222,028
Stewart Information Services Corp	6,217	255,767
Synchrony Financial	6,231	211,356
		27,789,237

Healthcare — 9.0%
Abbott Laboratories	1,668	181,845
AbbVie Inc	16,139	2,174,407
AmerisourceBergen Corp	109	20,975
Amgen Inc	8,499	1,886,948
Avid Bioservices Inc (1)	2,080	29,058
Biogen Inc (1)	2,170	618,125
Bristol-Myers Squibb Co	7,306	467,219
Cardinal Health Inc	2,858	270,281
Centene Corp (1)	12,951	873,545
Chemed Corp	15	8,125
CVS Health Corp	8,574	592,721
Elevance Health Inc	2,141	951,225

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Eli Lilly & Co	5,365	2,516,078
Embecta Corp	1,536	33,178
Gilead Sciences Inc	18,158	1,399,437
HCA Healthcare Inc	4,698	1,425,749
Humana Inc	1,317	588,870
IDEXX Laboratories Inc (1)	1,369	687,553
Inspire Medical Systems Inc (1)	788	255,816
Intuitive Surgical Inc (1)	9,991	3,416,323
IQVIA Holdings Inc (1)	2,967	666,893
Johnson & Johnson	9,780	1,618,786
Lantheus Holdings Inc (1)	2,445	205,184
McKesson Corp	1,847	789,242
Merck & Co Inc	15,616	1,801,930
Pfizer Inc	21,305	781,467
Quest Diagnostics Inc	1,260	177,106
Cigna Group/The	3,106	871,544
UnitedHealth Group Inc	7,096	3,410,621
Vertex Pharmaceuticals Inc (1)	2,528	889,628
Viatris Inc	5,057	50,469
West Pharmaceutical Services Inc	1,700	650,199
Zimmer Biomet Holdings Inc	4,962	722,467
Zoetis Inc	5,099	878,099
		31,911,113

Industrials — 5.1%
AGCO Corp	425	55,854
Alaska Air Group Inc (1)	8,334	443,202
Argan Inc	199	7,843
BlueLinx Holdings Inc (1)	466	43,701
Boise Cascade Co	2,273	205,366
Builders FirstSource Inc (1)	10,214	1,389,104
Copart Inc (1)	64,828	5,912,962
Dover Corp	18,787	2,773,901
Eaton Corp PLC	30	6,033
EMCOR Group Inc	2,846	525,884
Emerson Electric Co	66	5,966
EnerSys	163	17,689
Enovix Corp (1)	327	5,899
Genco Shipping & Trading Ltd	330	4,630
Graco Inc	16,218	1,400,424
WW Grainger Inc	40	31,544
Heidrick & Struggles International Inc	232	6,141
Lockheed Martin Corp	2,632	1,211,720
ManpowerGroup Inc	2,195	174,283
Matson Inc	2,223	172,794
MSC Industrial Direct Co Inc	1,550	147,684

The accompanying notes are an integral part of these financial statements.

2023 Semi-Annual Report | June 30, 2023	Page 21

Schedules of Investments
June 30, 2023 (unaudited)

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Northrop Grumman Corp	1,369	623,990
nVent Electric PLC	1,655	85,514
Owens Corning	4,514	589,077
PACCAR Inc	1,564	130,829
Ryder System Inc	145	12,295
Sensata Technologies Holding PLC	460	20,695
Terex Corp	1,353	80,950
UFP Industries Inc	83	8,055
Union Pacific Corp	5,579	1,141,575
United Airlines Holdings Inc (1)	11,328	621,567
Univar Solutions Inc (1)	213	7,634
Valmont Industries Inc	34	9,896
Westinghouse Air Brake Technologies Corp	3,045	333,945
		18,208,646

Information Technology — 16.7%
Adobe Inc (1)	3,971	1,941,779
Analog Devices Inc	4,110	800,669
Apple Inc	81,420	15,793,037
Applied Materials Inc	528	76,317
Avnet Inc	7,482	377,467
Broadcom Inc	1,676	1,453,813
CDW Corp/DE	432	79,272
Cisco Systems Inc	20,355	1,053,168
DocuSign Inc (1)	6,798	347,310
Intuit Inc	1,048	480,183
Jabil Inc	13,835	1,493,212
KLA Corp	240	116,405
Lam Research Corp	852	547,717
Microchip Technology Inc	11,405	1,021,774
Micron Technology Inc	1,537	97,000
Microsoft Corp	45,243	15,407,044
NetApp Inc	4,345	331,958
NVIDIA Corp	13,153	5,563,982
ON Semiconductor Corp (1)	2,479	234,464
Oracle Corp	18,056	2,150,289
QUALCOMM Inc	15,254	1,815,836
Roper Technologies Inc	345	165,876
Skyworks Solutions Inc	21,510	2,380,942
Texas Instruments Inc	28,897	5,202,038
Varonis Systems Inc (1)	630	16,790
		58,948,342

Materials — 0.7%
Alpha Metallurgical Resources Inc	55	9,040
CF Industries Holdings Inc	2,646	183,685

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Mosaic Co/The	196	6,860
Nucor Corp	1,969	322,877
PPG Industries Inc	12,042	1,785,829
Reliance Steel & Aluminum Co	56	15,209
Ryerson Holding Corp	557	24,163
Schnitzer Steel Industries Inc	681	20,423
Steel Dynamics Inc	591	64,378
Sylvamo Corp	230	9,304
		2,441,768

Real Estate Investment Trust — 0.5%
CorEnergy Infrastructure Trust Inc	5,403	6,051
Essex Property Trust Inc	4,838	1,133,442
Simon Property Group Inc	6,318	729,603
Spirit MTA REIT Liquidating Trust (1)(4)	3,461	0
		1,869,096
Utilities — 0.0%
Clearway Energy Inc	555	15,851
		15,851

Total Common Stocks (United States) (Cost $139,862,308)		187,757,042

Preferred Stock (United States) — 0.0%
WESCO International, Inc. Series A Variable Preferred, 9.7%	994	26,560
Total Preferred Stock (United States) (Cost $24,845)		26,560

Warrants (United States) — 0.0%
Chaparral Energy, Inc. A Warrants, Expiration Date 10/14/2024 (1)(4)	3	0
Chaparral Energy, Inc. B Warrants, Expiration Date 10/14/2025 (1)(4)	3	0
Civitas Solutions, Inc. A Warrants, Expiration Date 1/20/2025 (1)(4)	22	0
Civitas Solutions, Inc. B Warrants, Expiration Date 1/20/2026 (1)(4)	12	0
Hertz Global Holdings, Inc. Warrants, Expiration Date 6/30/2051 (1)	157	1,584
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (1)	57	656
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (1)(4)	9	0
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (1)	56	1,305

The accompanying notes are an integral part of these financial statements.

Page 22	2023 Semi-Annual Report | June 30, 2023

Schedules of Investments
June 30, 2023 (unaudited)

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Warrants (United States — continued
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (1)	28	444
Total Warrants (United States) (Cost $3,304)		3,989

Registered Investment Companies — 21.6%
U.S. Fixed Income — 18.3%
Baird Core Plus Bond Fund - Class I	320,093	3,188,125
BBH Limited Duration Fund - Class I	155,377	1,561,543
Diamond Hill Short Duration Securitized Bond Fund - Class Y	547,124	5,164,854
DoubleLine Total Return Bond Fund - Class I	407,815	3,592,850
Frost Total Return Bond Fund - Class I	232,969	2,175,926
iShares 3-7 Year Treasury Bond ETF (5)	39,510	4,553,923
iShares Core U.S. Aggregate Bond ETF (5)	153,149	15,000,944
PGIM Short-Term Corporate Bond Fund - Class Q	499,660	5,106,523
Segall Bryant & Hamill Plus Bond Fund - Class I	411,033	3,773,280
SPDR Bloomberg High Yield Bond ETF (5)	160,023	14,726,917
Xtrackers USD High Yield Corporate Bond ETF (5)	180,972	6,243,534
		65,088,419

International Fixed Income — 3.3%
iShares JP Morgan USD Emerging Markets Bond ETF (5)	133,482	11,551,532
		11,551,532

Total Registered Investment Companies (Cost $77,613,938)		76,639,951

Money Market Registered Investment Companies — 24.6%
Meeder Institutional Prime Money Market Fund, 5.13% (2)	87,089,919	87,089,919
Total Money Market Registered Investment Companies (Cost $87,051,051)		87,089,919
Total Investments — 99.2% (Cost $304,555,446)		351,517,461
Other Assets less Liabilities — 0.8%		2,963,653
Total Net Assets — 100.0%		354,481,114

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Trustee Deferred Compensation (3)
Meeder Balanced Fund - Retail Class	3,700	44,881
Meeder Dynamic Allocation Fund - Retail Class	9,663	122,913
Meeder Muirfield Fund - Retail Class	6,776	60,035
Meeder Conservative Allocation Fund - Retail Class	1,079	22,983
Total Trustee Deferred Compensation (Cost $227,718)		250,812

	Net Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Index Futures
E-mini Standard & Poors MidCap 400 Futures	(11)	9/15/2023	(2,908,510)	(54,222)
Mini MSCI EAFE Index Futures	345	9/15/2023	37,182,375	(207,298)
Mini MSCI Emerging Markets Index Futures	164	9/15/2023	8,182,780	(188,969)
Russell 2000 Mini Index Futures	178	9/15/2023	16,942,930	71,192
Standard & Poors 500 Mini Futures	(98)	9/15/2023	(21,992,425)	(490,464)
Total Futures Contracts	578		37,407,150	(869,761)

(1)	Represents non-income producing securities.
(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2023.
(3)	Assets of affiliates to the Balanced Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(4)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(5)	Exchange-traded fund.

The accompanying notes are an integral part of these financial statements.

2023 Semi-Annual Report | June 30, 2023	Page 23

Schedules of Investments
June 30, 2023 (unaudited)

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — 31.4%
Communication Services — 1.5%
Alphabet Inc - Class A (1)	839	100,428
Alphabet Inc - Class C (1)	13,354	1,615,433
AMC Networks Inc (1)	1,518	18,140
Comcast Corp	3,615	150,203
IDT Corp (1)	1,500	38,775
Meta Platforms Inc (1)	480	137,750
Netflix Inc (1)	810	356,797
Telephone and Data Systems Inc	152	1,251
Verizon Communications Inc	27	1,004
		2,419,781

Consumer Discretionary — 3.1%
Amazon.com Inc (1)	306	39,890
AutoZone Inc (1)	29	72,307
Best Buy Co Inc	2,142	175,537
Booking Holdings Inc (1)	134	361,844
BorgWarner Inc	2,233	109,216
Burlington Stores Inc (1)	137	21,562
Cavco Industries Inc (1)	9	2,655
Domino’s Pizza Inc	218	73,464
DR Horton Inc	2,830	344,383
Expedia Group Inc (1)	4,741	518,618
Frontdoor Inc (1)	58	1,850
Garmin Ltd	4,457	464,821
Gentex Corp	70	2,048
Grand Canyon Education Inc (1)	218	22,500
Home Depot Inc/The	41	12,736
Lear Corp	9	1,292
Lennar Corp	4,254	533,069
Lululemon Athletica Inc (1)	985	372,823
M/I Homes Inc (1)	607	52,924
Mohawk Industries Inc (1)	2,223	229,325
O’Reilly Automotive Inc (1)	190	181,507
Papa John’s International Inc	797	58,843
Ross Stores Inc	2,082	233,455
Skyline Champion Corp (1)	1,278	83,645
Tapestry Inc	846	36,209
Tempur Sealy International Inc	4,657	186,606
Tesla Inc (1)	119	31,151
Texas Roadhouse Inc	279	31,326
TJX Cos Inc/The	3,853	326,696
Town Sports International Holdings Inc (1)(4)	961	0
Tractor Supply Co	357	78,933
Wingstop Inc	134	26,821
Yum! Brands Inc	2,594	359,399
		5,047,455

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Consumer Staples — 0.4%
Cal-Maine Foods Inc	695	31,275
Casey’s General Stores Inc	228	55,605
Coca-Cola Consolidated Inc	2	1,272
Flowers Foods Inc	66	1,642
General Mills Inc	469	35,972
Hershey Co/The	474	118,358
Kroger Co/The	159	7,473
Medifast Inc	880	81,101
Pilgrim’s Pride Corp (1)	54	1,160
Sysco Corp	89	6,604
Kraft Heinz Co/The	1,662	59,001
Walmart Inc	1,116	175,413
		574,876

Energy — 2.1%
Arch Resources Inc	11	1,240
Berry Corp	301	2,071
Callon Petroleum Co (1)	43	1,508
Cheniere Energy Inc	55	8,380
Chevron Corp	8,352	1,314,187
Chord Energy Corp	13	1,999
Civitas Resources Inc	93	6,451
Comstock Resources Inc	114	1,322
ConocoPhillips	1,122	116,250
Coterra Energy Inc	54	1,366
Devon Energy Corp	61	2,949
Diamondback Energy Inc	174	22,857
EOG Resources Inc	691	79,078
Exxon Mobil Corp	6,815	730,909
HF Sinclair Corp	123	5,487
International Seaways Inc	33	1,262
Kinder Morgan Inc	68	1,171
Magnolia Oil & Gas Corp	67	1,400
Marathon Oil Corp	67	1,542
Murphy Oil Corp	54	2,068
ONEOK Inc	2,659	164,113
Ovintiv Inc	898	34,187
PBF Energy Inc	55	2,252
PDC Energy Inc	1,705	121,294
Peabody Energy Corp	56	1,213
Phillips 66	1,508	143,833
Pioneer Natural Resources Co	1,418	293,781
Range Resources Corp	1,341	39,425
SandRidge Energy Inc	69	1,052
Scorpio Tankers Inc	54	2,550
SM Energy Co	52	1,645

The accompanying notes are an integral part of these financial statements.

Page 24	2023 Semi-Annual Report | June 30, 2023

Schedules of Investments
June 30, 2023 (unaudited)

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Targa Resources Corp	1,541	117,270
Teekay Corp (1)	502	3,032
Valero Energy Corp	843	98,884
Vital Energy Inc (1)	30	1,355
Westmoreland Coal Co (1)(4)	773	0
		3,329,383

Financials — 5.3%
Ally Financial Inc	6,117	165,220
American Express Co	3,259	567,718
American International Group Inc	132	7,595
Bank of New York Mellon Corp/The	3,980	177,190
Berkshire Hathaway Inc (1)	10,900	3,716,900
Capital One Financial Corp	2,034	222,459
Charles Schwab Corp/The	2,083	118,064
Chubb Ltd	368	70,862
East West Bancorp Inc	3,452	182,231
First American Financial Corp	246	14,027
First Interstate BancSystem Inc	903	21,528
Fiserv Inc (1)	2,979	375,801
Jackson Financial Inc	1,298	39,732
LPL Financial Holdings Inc	699	151,984
Marsh & McLennan Cos Inc	5,172	972,750
Mastercard Inc	3,730	1,467,009
Medley Management Inc (1)	27	0
NMI Holdings Inc (1)	209	5,396
Old Republic International Corp	118	2,970
RAIT Financial Trust (1)(4)	751	0
State Street Corp	789	57,739
Stewart Information Services Corp	1,904	78,331
Synchrony Financial	399	13,534
		8,429,040

Healthcare — 5.4%
Abbott Laboratories	435	47,424
AbbVie Inc	3,772	508,202
AmerisourceBergen Corp	25	4,811
Amgen Inc	1,274	282,853
Avid Bioservices Inc (1)	874	12,210
Biogen Inc (1)	426	121,346
Bristol-Myers Squibb Co	3,008	192,362
Cardinal Health Inc	1,879	177,697
Centene Corp (1)	3,254	219,482
Chemed Corp	2	1,083
CVS Health Corp	2,785	192,527
Elevance Health Inc	518	230,142
Eli Lilly & Co	1,472	690,339

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Gilead Sciences Inc	5,138	395,986
HCA Healthcare Inc	1,656	502,563
Humana Inc	264	118,042
IDEXX Laboratories Inc (1)	419	210,434
Inspire Medical Systems Inc (1)	167	54,215
Intuitive Surgical Inc (1)	2,339	799,798
IQVIA Holdings Inc (1)	1,490	334,907
Johnson & Johnson	5,768	954,719
Lantheus Holdings Inc (1)	772	64,786
McKesson Corp	298	127,338
Merck & Co Inc	3,381	390,134
Organon & Co	48	999
Pfizer Inc	3,577	131,204
Quest Diagnostics Inc	1,012	142,247
Regeneron Pharmaceuticals Inc (1)	16	11,497
Cigna Group/The	323	90,634
UnitedHealth Group Inc	1,750	841,120
Vertex Pharmaceuticals Inc (1)	571	200,941
Viatris Inc	3,418	34,112
West Pharmaceutical Services Inc	268	102,502
Zimmer Biomet Holdings Inc	1,667	242,715
Zoetis Inc	2,527	435,175
		8,866,546

Industrials — 3.0%
AGCO Corp	308	40,477
Alaska Air Group Inc (1)	2,175	115,667
AMETEK Inc	19	3,076
Argan Inc	41	1,616
BlueLinx Holdings Inc (1)	77	7,221
Boise Cascade Co	147	13,281
Builders FirstSource Inc (1)	1,870	254,320
BWX Technologies Inc	363	25,980
Cintas Corp	207	102,896
Copa Holdings SA	11	1,216
Copart Inc (1)	14,188	1,294,087
Crane Co	12	1,069
Crane NXT Co	12	677
Dover Corp	4,507	665,459
Eaton Corp PLC	9	1,810
EMCOR Group Inc	1,027	189,769
Emerson Electric Co	13	1,175
Encore Wire Corp	47	8,739
EnerSys	54	5,860
Genco Shipping & Trading Ltd	138	1,936
Generac Holdings Inc (1)	127	18,940
Graco Inc	4,356	376,141

The accompanying notes are an integral part of these financial statements.

2023 Semi-Annual Report | June 30, 2023	Page 25

Schedules of Investments
June 30, 2023 (unaudited)

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
WW Grainger Inc	93	73,339
Heidrick & Struggles International Inc	70	1,853
Lockheed Martin Corp	499	229,730
ManpowerGroup Inc	171	13,577
Matson Inc	349	27,128
Northrop Grumman Corp	335	152,693
nVent Electric PLC	1,004	51,877
Owens Corning	1,793	233,987
PACCAR Inc	1,307	109,331
Paycom Software Inc	62	19,917
Ryder System Inc	25	2,120
Sensata Technologies Holding PLC	35	1,575
Southwest Airlines Co	111	4,019
StarTek Inc (1)	631	1,843
Terex Corp	212	12,684
UFP Industries Inc	41	3,979
Union Pacific Corp	1,846	377,729
United Airlines Holdings Inc (1)	2,933	160,934
Univar Solutions Inc (1)	48	1,720
Valmont Industries Inc	13	3,784
Westinghouse Air Brake Technologies Corp	1,836	201,354
		4,816,585

Information Technology — 9.8%
Adobe Inc (1)	975	476,765
Analog Devices Inc	1,071	208,642
Apple Inc	22,638	4,391,093
Applied Materials Inc	2,011	290,670
Avnet Inc	2,163	109,123
Broadcom Inc	440	381,669
Cisco Systems Inc	528	27,319
DocuSign Inc (1)	2,543	129,922
Intuit Inc	555	254,295
Jabil Inc	2,198	237,230
Lam Research Corp	417	268,073
Microchip Technology Inc	4,378	392,225
Microsoft Corp	12,364	4,210,431
NetApp Inc	1,707	130,415
NVIDIA Corp	3,431	1,451,382
ON Semiconductor Corp (1)	599	56,653
Oracle Corp	3,727	443,848
QUALCOMM Inc	4,586	545,917
Skyworks Solutions Inc	5,575	617,097
Texas Instruments Inc	6,853	1,233,677
		15,856,446

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Materials — 0.4%
Alpha Metallurgical Resources Inc	55	9,040
CF Industries Holdings Inc	695	48,247
Dow Inc	708	37,708
Eagle Materials Inc	11	2,051
Mosaic Co/The	33	1,155
Nucor Corp	645	105,767
PPG Industries Inc	2,342	347,319
Reliance Steel & Aluminum Co	14	3,802
Ryerson Holding Corp	105	4,555
Schnitzer Steel Industries Inc	157	4,708
Steel Dynamics Inc	247	26,906
SunCoke Energy Inc	184	1,448
Sylvamo Corp	48	1,942
Warrior Met Coal Inc	39	1,519
		596,167

Real Estate Investment Trust — 0.4%
CorEnergy Infrastructure Trust Inc	2,011	2,252
Essex Property Trust Inc	1,235	289,361
Simon Property Group Inc	2,369	273,572
Spirit MTA REIT Liquidating Trust (1)(4)	1,024	0
		565,185

Utilities — 0.0%
Brookfield Renewable Corp	108	3,404
Clearway Energy Inc	103	2,942
		6,346

Total Common Stocks (United States) (Cost $39,848,029)		50,507,810

Preferred Stock (United States) — 0.0%
WESCO International, Inc. Series A Variable Preferred, 9.7%	252	6,733
Total Preferred Stock (United States) (Cost $6,299)		6,733

The accompanying notes are an integral part of these financial statements.

Page 26	2023 Semi-Annual Report | June 30, 2023

Schedules of Investments
June 30, 2023 (unaudited)

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Warrants (United States) — 0.0%
Chaparral Energy, Inc. A Warrants, Expiration Date 10/14/2024 (1)(4)	1	0
Chaparral Energy, Inc. B Warrants, Expiration Date 10/14/2025 (1)(4)	1	0
Civitas Solutions, Inc. A Warrants, Expiration Date 1/20/2025 (1)(4)	7	0
Civitas Solutions, Inc. B Warrants, Expiration Date 1/20/2026 (1)(4)	3	0
Hertz Global Holdings, Inc. Warrants, Expiration Date 6/30/2051 (1)	48	484
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (1)	15	173
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (1)(4)	3	0
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (1)	26	606
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (1)	13	206
Total Warrants (United States) (Cost $941)		1,469

Registered Investment Companies — 36.6%
U.S. Fixed Income — 31.1%
Baird Core Plus Bond Fund - Class I	241,059	2,400,949
BBH Limited Duration Fund - Class I	113,943	1,145,131
Diamond Hill Short Duration Securitized Bond Fund - Class Y	426,572	4,026,837
DoubleLine Total Return Bond Fund - Class I	309,573	2,727,336
Frost Total Return Bond Fund - Class I	174,795	1,632,589
iShares 3-7 Year Treasury Bond ETF (5)	30,662	3,534,102
iShares Core U.S. Aggregate Bond ETF (5)	118,078	11,565,740
PGIM Short-Term Corporate Bond Fund - Class Q	388,628	3,971,783
Segall Bryant & Hamill Plus Bond Fund - Class I	313,664	2,879,436
SPDR Bloomberg High Yield Bond ETF (5)	121,983	11,226,096
Xtrackers USD High Yield Corporate Bond ETF (5)	138,106	4,764,657
		49,874,656

International Fixed Income — 5.5%
iShares JP Morgan USD Emerging Markets Bond ETF (5)	101,661	8,797,743
		8,797,743

Total Registered Investment Companies (Cost $59,431,817)		58,672,399

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Money Market Registered Investment Companies — 31.0%
Meeder Institutional Prime Money Market Fund, 5.13% (2)	49,722,286	49,722,286
Total Money Market Registered Investment Companies (Cost $49,702,270)		49,722,286
Total Investments — 99.0% (Cost $148,989,356)		158,910,697
Other Assets less Liabilities — 1.0%		1,574,921
Total Net Assets — 100.0%		160,485,618

Trustee Deferred Compensation (3)
Meeder Balanced Fund - Retail Class	668	8,103
Meeder Dynamic Allocation Fund - Retail Class	1,627	20,695
Meeder Muirfield Fund - Retail Class	2,187	19,377
Meeder Conservative Allocation Fund - Retail Class	210	4,473
Total Trustee Deferred Compensation (Cost $50,594)		52,648

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Index Futures
E-mini Standard & Poors MidCap 400 Futures	7	9/15/2023	1,850,870	27,672
Mini MSCI EAFE Index Futures	112	9/15/2023	12,070,800	(68,567)
Mini MSCI Emerging Markets Index Futures	53	9/15/2023	2,644,435	(60,793)
Russell 2000 Mini Index Futures	58	9/15/2023	5,520,730	22,851
Standard & Poors 500 Mini Futures	2	9/15/2023	448,825	1,073
Total Futures Contracts	232		22,535,660	(77,764)

(1)	Represents non-income producing securities.
(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2023.
(3)	Assets of affiliates to the Moderate Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(4)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(5)	Exchange-traded fund.

The accompanying notes are an integral part of these financial statements.

2023 Semi-Annual Report | June 30, 2023	Page 27

Schedules of Investments
June 30, 2023 (unaudited)

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — 22.1%
Communication Services — 1.1%
Alphabet Inc (1)	6,914	836,387
AMC Networks Inc (1)	795	9,500
Comcast Corp	2,269	94,277
IDT Corp (1)	32	827
Meta Platforms Inc (1)	827	237,332
Netflix Inc (1)	376	165,624
Verizon Communications Inc	93	3,459
		1,347,406

Consumer Discretionary — 2.3%
Amazon.com Inc (1)	765	99,725
AutoZone Inc (1)	7	17,454
Best Buy Co Inc	694	56,873
Booking Holdings Inc (1)	80	216,026
BorgWarner Inc	1,092	53,410
Burlington Stores Inc (1)	341	53,670
Cavco Industries Inc (1)	3	885
Chico’s FAS Inc (1)	62	332
ContextLogic Inc (1)	1	7
Domino’s Pizza Inc	132	44,483
Expedia Group Inc (1)	2,428	265,599
Frontdoor Inc (1)	18	574
Garmin Ltd	2,145	223,702
Gentex Corp	53	1,551
Grand Canyon Education Inc (1)	58	5,986
Home Depot Inc/The	108	33,549
La-Z-Boy Inc	25	716
Lennar Corp	2,349	294,353
Light & Wonder Inc (1)	233	16,021
LKQ Corp	1,141	66,486
Lululemon Athletica Inc (1)	400	151,400
M/I Homes Inc (1)	41	3,575
Mohawk Industries Inc (1)	1,110	114,508
O’Reilly Automotive Inc (1)	81	77,379
Papa John’s International Inc	329	24,290
Qurate Retail Inc (1)	353	349
Ross Stores Inc	1,577	176,829
Skyline Champion Corp (1)	726	47,517
Tempur Sealy International Inc	1,921	76,974
Tesla Inc (1)	113	29,580
Texas Roadhouse Inc	406	45,586
TJX Cos Inc/The	2,191	185,775
Town Sports International Holdings Inc (1)(4)	464	0
Tractor Supply Co	1	221
Tupperware Brands Corp (1)	164	131
Ulta Beauty Inc (1)	201	94,590

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Whirlpool Corp	347	51,630
Wingstop Inc	84	16,813
Yum! Brands Inc	1,695	234,842
		2,783,391

Consumer Staples — 0.3%
Archer-Daniels-Midland Co	14	1,058
Cal-Maine Foods Inc	821	36,945
Costco Wholesale Corp	23	12,383
Flowers Foods Inc	10	249
General Mills Inc	333	25,541
Hershey Co/The	285	71,165
Kraft Heinz Co/The	4,317	153,254
Kroger Co/The	97	4,559
Medifast Inc	615	56,678
Pilgrim’s Pride Corp (1)	64	1,375
Sysco Corp	32	2,374
		365,581

Energy — 1.5%
APA Corp	157	5,365
Arch Resources Inc	11	1,240
Callon Petroleum Co (1)	45	1,578
Chevron Corp	3,248	511,073
Chord Energy Corp	11	1,692
Civitas Resources Inc	52	3,607
Comstock Resources Inc	12	139
ConocoPhillips	1,247	129,202
Coterra Energy Inc	55	1,392
Devon Energy Corp	72	3,480
Diamondback Energy Inc	448	58,849
EOG Resources Inc	1,291	147,742
Exxon Mobil Corp	5,451	584,620
FLEX LNG Ltd	39	1,191
HF Sinclair Corp	73	3,257
Kinder Morgan Inc	10	172
Magnolia Oil & Gas Corp	24	502
Marathon Oil Corp	19	437
Murphy Oil Corp	23	881
ONEOK Inc	486	29,996
Ovintiv Inc	500	19,035
PDC Energy Inc	485	34,503
Phillips 66	877	83,648
Pioneer Natural Resources Co	487	100,897
SandRidge Energy Inc	18	275
SM Energy Co	80	2,530
Targa Resources Corp	302	22,982

The accompanying notes are an integral part of these financial statements.

Page 28	2023 Semi-Annual Report | June 30, 2023

Schedules of Investments
June 30, 2023 (unaudited)

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Teekay Corp (1)	65	393
Valero Energy Corp	327	38,357
Vital Energy Inc (1)	135	6,095
Westmoreland Coal Co (1)(4)	410	0
World Kinect Corp	33	682
		1,795,812

Financials — 3.7%
Ally Financial Inc	2,495	67,390
American Express Co	1,549	269,836
Axis Capital Holdings Ltd	2	108
Bank of New York Mellon Corp/The	992	44,164
Berkshire Hathaway Inc (1)	7,456	2,542,496
Capital One Financial Corp	185	20,233
Charles Schwab Corp/The	785	44,494
Chubb Ltd	80	15,405
East West Bancorp Inc	2,699	142,480
Essent Group Ltd	152	7,114
First American Financial Corp	233	13,286
First Interstate BancSystem Inc	746	17,785
Fiserv Inc (1)	1,472	185,693
International Money Express Inc (1)	5	123
Jackson Financial Inc	1,519	46,497
LPL Financial Holdings Inc	219	47,617
Marsh & McLennan Cos Inc	236	44,387
Mastercard Inc	1,567	616,301
Medley Management Inc (1)	25	0
New York Community Bancorp Inc	461	5,182
NMI Holdings Inc (1)	111	2,866
Old Republic International Corp	23	579
RAIT Financial Trust (1)(4)	368	0
State Street Corp	229	16,758
Stewart Information Services Corp	220	9,051
Synchrony Financial	842	28,561
		4,188,406

Healthcare — 3.9%
Abbott Laboratories	530	57,781
AbbVie Inc	1,910	257,334
Align Technology Inc (1)	60	21,218
AmerisourceBergen Corp	108	20,782
Amgen Inc	878	194,934
Amneal Pharmaceuticals Inc (1)	442	1,370
Avalo Therapeutics Inc (1)	62	22
Avid Bioservices Inc (1)	193	2,696
Biogen Inc (1)	215	61,243
Bristol-Myers Squibb Co	1,491	95,349

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Cardinal Health Inc	722	68,280
Centene Corp (1)	2,047	138,070
Centogene NV (1)	138	207
CVS Health Corp	1,600	110,608
Elevance Health Inc	291	129,288
Eli Lilly & Co	864	405,199
Eloxx Pharmaceuticals Inc (1)	15	58
Embecta Corp	30	648
Genprex Inc (1)	271	257
Gilead Sciences Inc	1,984	152,907
HCA Healthcare Inc	923	280,112
Humana Inc	181	80,931
IDEXX Laboratories Inc (1)	332	166,740
Inspire Medical Systems Inc (1)	75	24,348
Intuitive Surgical Inc (1)	1,467	501,626
IQVIA Holdings Inc (1)	864	194,201
Johnson & Johnson	1,946	322,102
Lantheus Holdings Inc (1)	459	38,519
McKesson Corp	78	33,330
Medtronic PLC	20	1,762
Merck & Co Inc	460	53,079
MiMedx Group Inc (1)	22	145
Oncocyte Corp (1)	195	45
Organon & Co	36	749
Palatin Technologies Inc (1)	34	71
Pfizer Inc	163	5,979
Quest Diagnostics Inc	631	88,693
Cigna Group/The	32	8,979
UnitedHealth Group Inc	976	469,105
Universal Health Services Inc	11	1,735
Vertex Pharmaceuticals Inc (1)	330	116,130
Viatris Inc	1,051	10,489
West Pharmaceutical Services Inc	161	61,578
Zimmer Biomet Holdings Inc	1,585	230,776
Zoetis Inc	348	59,929
		4,469,404

Industrials — 1.8%
AGCO Corp	109	14,325
Alaska Air Group Inc (1)	2,280	121,250
AMETEK Inc	6	971
Argan Inc	14	552
BlueLinx Holdings Inc (1)	22	2,063
Boise Cascade Co	47	4,246
Builders FirstSource Inc (1)	1,108	150,688
Cintas Corp	63	31,316
Comfort Systems USA Inc	9	1,478

The accompanying notes are an integral part of these financial statements.

2023 Semi-Annual Report | June 30, 2023	Page 29

Schedules of Investments
June 30, 2023 (unaudited)

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Copart Inc (1)	5,626	513,147
Crane Co	6	535
Crane NXT Co	6	339
Delta Air Lines Inc	3	143
Donaldson Co Inc	12	750
Dover Corp	2,274	335,756
EMCOR Group Inc	253	46,749
Encore Wire Corp	94	17,477
EnerSys	30	3,256
Genco Shipping & Trading Ltd	7	98
Generac Holdings Inc (1)	197	29,379
Graco Inc	3,262	281,674
WW Grainger Inc	42	33,121
Heidrick & Struggles International Inc	15	397
Hubbell Inc	104	34,482
JB Hunt Transport Services Inc	338	61,188
Lockheed Martin Corp	32	14,732
Matson Inc	107	8,317
MSC Industrial Direct Co Inc	186	17,722
Northrop Grumman Corp	13	5,925
Owens Corning	586	76,473
PACCAR Inc	914	76,456
Sensata Technologies Holding PLC	10	450
SkyWest Inc (1)	29	1,181
Terex Corp	145	8,675
UFP Industries Inc	6	582
Union Pacific Corp	354	72,435
United Airlines Holdings Inc (1)	1,222	67,051
Univar Solutions Inc (1)	4	143
Valmont Industries Inc	3	873
Vicor Corp (1)	25	1,350
Westinghouse Air Brake Technologies Corp	412	45,184
		2,082,929

Information Technology — 7.0%
Adobe Inc (1)	506	247,429
Analog Devices Inc	700	136,367
Apple Inc	11,424	2,215,913
Applied Materials Inc	227	32,811
Avnet Inc	2	101
Broadcom Inc	265	229,869
CDW Corp/DE	33	6,056
Cisco Systems Inc	794	41,082
Digital Turbine Inc (1)	2,459	22,820
Intel Corp	510	17,054
Intuit Inc	246	112,715
Jabil Inc	1,134	122,393

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Lam Research Corp	200	128,572
Microchip Technology Inc	2,565	229,798
Microsoft Corp	6,274	2,136,551
NetApp Inc	403	30,789
NVIDIA Corp	1,706	721,672
Oracle Corp	1,641	195,427
QUALCOMM Inc	2,985	355,334
Skyworks Solutions Inc	2,971	328,860
Texas Instruments Inc	4,550	819,091
Vishay Intertechnology Inc	15	441
		8,131,145

Materials — 0.4%
CF Industries Holdings Inc	336	23,325
LyondellBasell Industries NV	729	66,944
Mosaic Co/The	6	210
Nucor Corp	693	113,638
PPG Industries Inc	1,391	206,285
Reliance Steel & Aluminum Co	4	1,086
Ryerson Holding Corp	41	1,779
Sylvamo Corp	24	971
Warrior Met Coal Inc	17	662
		414,900

Real Estate Investment Trust — 0.0%
Essex Property Trust Inc	584	136,831
Simon Property Group Inc	874	100,930
Spirit MTA REIT Liquidating Trust (1)(4)	477	0
		237,761

Utilities — 0.1%
Alliant Energy Corp	944	49,541
Brookfield Renewable Corp	97	3,057
Clearway Energy Inc	22	628
OGE Energy Corp	762	27,363
		80,589

Total Common Stocks (United States) (Cost $22,620,379)		25,897,324

Preferred Stock (United States) — 0.0%
WESCO International, Inc. Series A Variable Preferred, 9.7%	153	4,088
Total Preferred Stock (United States) (Cost $3,824)		4,088

The accompanying notes are an integral part of these financial statements.

Page 30	2023 Semi-Annual Report | June 30, 2023

Schedules of Investments
June 30, 2023 (unaudited)

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Warrants (United States) — 0.0%
Civitas Solutions, Inc. A Warrants, Expiration Date 1/20/2025 (1)(4)	4	0
Civitas Solutions, Inc. B Warrants, Expiration Date 1/20/2026 (1)(4)	1	0
Hertz Global Holdings, Inc. Warrants, Expiration Date 6/30/2051 (1)	6	69
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (1)	21	212
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (1)(4)	1	0
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (1)	8	186
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (1)	2	32
Total Warrants (United States) (Cost $374)		499

Registered Investment Companies — 53.2%
U.S. Fixed Income — 45.5%
Baird Core Plus Bond Fund - Class I	260,361	2,593,196
BBH Limited Duration Fund - Class I	129,355	1,300,020
Diamond Hill Short Duration Securitized Bond Fund - Class Y	454,067	4,286,392
DoubleLine Total Return Bond Fund - Class I	333,943	2,942,038
Frost Total Return Bond Fund - Class I	188,487	1,760,465
iShares 3-7 Year Treasury Bond ETF (5)	32,768	3,776,840
iShares Core U.S. Aggregate Bond ETF (5)	132,591	12,987,288
PGIM Short-Term Corporate Bond Fund - Class Q	409,719	4,187,325
Segall Bryant & Hamill Plus Bond Fund - Class I	338,170	3,104,400
SPDR Bloomberg High Yield Bond ETF (5)	125,487	11,548,567
Xtrackers USD High Yield Corporate Bond ETF (5)	141,842	4,893,549
		53,380,080

International Fixed Income — 7.7%
iShares JP Morgan USD Emerging Markets Bond ETF (5)	104,229	9,019,978
		9,019,978

Total Registered Investment Companies (Cost $63,225,684)		62,400,058

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Money Market Registered Investment Companies — 24.3%
Meeder Institutional Prime Money Market Fund, 5.13% (2)	28,451,104	28,451,104
Total Money Market Registered Investment Companies (Cost $28,438,311)		28,451,104
Total Investments — 99.6% (Cost $114,288,572)		116,753,073
Other Assets less Liabilities — 0.4%		484,978
Total Net Assets — 100.0%		117,238,051

Trustee Deferred Compensation (3)
Meeder Balanced Fund - Retail Class	1,483	17,989
Meeder Dynamic Allocation Fund - Retail Class	3,940	50,117
Meeder Muirfield Fund - Retail Class	2,596	23,001
Meeder Conservative Allocation Fund - Retail Class	430	9,159
Total Trustee Deferred Compensation (Cost $89,741)		100,266

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Index Futures
E-mini Standard & Poors MidCap 400 Futures	(3)	9/15/2023	(793,230)	(15,874)
Mini MSCI EAFE Index Futures	50	9/15/2023	5,388,750	(32,396)
Mini MSCI Emerging Markets Index Futures	23	9/15/2023	1,147,585	(26,051)
Russell 2000 Mini Index Futures	26	9/15/2023	2,474,810	11,308
Standard & Poors 500 Mini Futures	(10)	9/15/2023	(2,244,125)	(45,696)
Total Futures Contracts	86		5,973,790	(108,709)

(1)	Represents non-income producing securities.
(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2023.
(3)	Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustees Deferred Compensation Plan.
(4)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(5)	Exchange-traded fund.

The accompanying notes are an integral part of these financial statements.

2023 Semi-Annual Report | June 30, 2023	Page 31

Schedules of Investments
June 30, 2023 (unaudited)

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — 75.1%
Communication Services — 3.9%
Alphabet Inc (1)	49,151	5,945,796
AMC Networks Inc (1)	3,181	38,013
Comcast Corp	23,344	969,943
IDT Corp (1)	4,101	106,011
Meta Platforms Inc (1)	3,512	1,007,874
Netflix Inc (1)	3,032	1,335,566
Verizon Communications Inc	524	19,488
Walt Disney Co/The (1)	770	68,746
		9,491,437

Consumer Discretionary — 8.9%
Amazon.com Inc (1)	3,206	417,934
Best Buy Co Inc	7,613	623,885
Booking Holdings Inc (1)	587	1,585,094
BorgWarner Inc	13,172	644,243
Burlington Stores Inc (1)	759	119,459
Chico’s FAS Inc (1)	743	3,975
Domino’s Pizza Inc	1,207	406,747
DR Horton Inc	11,902	1,448,354
Expedia Group Inc (1)	13,942	1,525,115
Frontdoor Inc (1)	1,100	35,090
Garmin Ltd	21,363	2,227,947
Gentex Corp	2,116	61,914
Home Depot Inc/The	1,861	578,101
Leggett & Platt Inc	1,463	43,334
Lennar Corp - Class A	13,757	1,723,890
Lennar Corp - Class B (1)	35	3,954
Lululemon Athletica Inc (1)	3,164	1,197,574
M/I Homes Inc (1)	4,603	401,336
Mohawk Industries Inc (1)	15,347	1,583,197
NVR Inc (1)	7	44,454
O’Reilly Automotive Inc (1)	731	698,324
Papa John’s International Inc	2,647	195,428
PulteGroup Inc	4,944	384,050
Ross Stores Inc	6,937	777,846
Skyline Champion Corp (1)	7,804	510,772
Tapestry Inc	2,344	100,323
Tempur Sealy International Inc	14,869	595,801
Texas Roadhouse Inc	562	63,101
TJX Cos Inc/The	18,243	1,546,824
Toll Brothers Inc	4,740	374,792
Town Sports International Holdings Inc (1)(4)	2,090	0
Tractor Supply Co	1,069	236,356
Tupperware Brands Corp (1)	13,119	10,495
Ulta Beauty Inc (1)	192	90,354
Wingstop Inc	631	126,301

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States — continued
Yum! Brands Inc	10,971	1,520,032
		21,906,396

Consumer Staples — 0.9%
Archer-Daniels-Midland Co	5,347	404,019
Bunge Ltd	5,318	501,753
Casey’s General Stores Inc	1,186	289,242
Flowers Foods Inc	107	2,662
General Mills Inc	2,839	217,751
Kroger Co/The	295	13,865
Medifast Inc	2,387	219,986
Sysco Corp	3,842	285,076
Walmart Inc	1,097	172,426
		2,106,780

Energy — 4.5%
Ardmore Shipping Corp	6,127	75,668
Berry Corp	1,448	9,962
Callon Petroleum Co (1)	4,721	165,565
Cheniere Energy Inc	1,552	236,463
Chevron Corp	17,727	2,789,343
Civitas Resources Inc	84	5,827
Comstock Resources Inc	272	3,155
ConocoPhillips	8,323	862,346
Devon Energy Corp	4,369	211,197
Diamondback Energy Inc	886	116,385
DT Midstream Inc	4,022	199,371
EOG Resources Inc	3,293	376,851
Exxon Mobil Corp	22,960	2,462,460
Marathon Oil Corp	331	7,620
NexTier Oilfield Solutions Inc (1)	3,682	32,917
ONEOK Inc	8,473	522,954
Ovintiv Inc	2,155	82,041
PDC Energy Inc	4,568	324,968
Phillips 66	3,526	336,310
Pioneer Natural Resources Co	6,564	1,359,930
SM Energy Co	465	14,708
Solaris Oilfield Infrastructure Inc	279	2,324
Targa Resources Corp	1,920	146,112
Teekay Corp (1)	1,128	6,813
Valero Energy Corp	6,229	730,662
Vital Energy Inc (1)	55	2,483
		11,084,435

Financials — 12.0%
Ally Financial Inc	17,080	461,331

The accompanying notes are an integral part of these financial statements.

Page 32	2023 Semi-Annual Report | June 30, 2023

Schedules of Investments
June 30, 2023 (unaudited)

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States — continued
American Express Co	11,315	1,971,073
Bank of New York Mellon Corp/The	15,170	675,368
Berkshire Hathaway Inc (1)	46,329	15,798,189
Capital One Financial Corp	2,763	302,189
Charles Schwab Corp/The	733	41,546
Chubb Ltd	4,940	951,246
Essent Group Ltd	5,653	264,560
First American Financial Corp	4,425	252,314
First Interstate BancSystem Inc	4,571	108,973
Fiserv Inc (1)	7,464	941,584
Jackson Financial Inc	6,503	199,057
LPL Financial Holdings Inc	608	132,197
Marsh & McLennan Cos Inc	12,002	2,257,336
Mastercard Inc	11,565	4,548,515
New York Community Bancorp Inc	3,652	41,048
Old Republic International Corp	241	6,066
State Street Corp	2,125	155,508
Stewart Information Services Corp	4,581	188,462
Synchrony Financial	5,758	195,311
		29,491,873

Healthcare — 13.3%
Abbott Laboratories	2,641	287,922
AbbVie Inc	15,474	2,084,812
Agilent Technologies Inc	224	26,936
Alaunos Therapeutics Inc (1)	4,281	2,183
Amgen Inc	8,058	1,789,037
Avid Bioservices Inc (1)	1,546	21,598
Biogen Inc (1)	2,174	619,264
Bristol-Myers Squibb Co	8,032	513,646
Cardinal Health Inc	13,693	1,294,947
Centene Corp (1)	13,188	889,531
CVS Health Corp	9,097	628,876
Elevance Health Inc	1,998	887,691
Eli Lilly & Co	5,256	2,464,959
Embecta Corp	928	20,045
Gilead Sciences Inc	15,525	1,196,512
HCA Healthcare Inc	4,260	1,292,825
Humana Inc	1,074	480,218
IDEXX Laboratories Inc (1)	1,501	753,847
Inspire Medical Systems Inc (1)	655	212,639
Intuitive Surgical Inc (1)	9,248	3,162,261
IQVIA Holdings Inc (1)	3,541	795,911
Johnson & Johnson	13,698	2,267,293
Lantheus Holdings Inc (1)	2,501	209,884
McKesson Corp	2,301	983,240
Merck & Co Inc	9,007	1,039,318

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States — continued
Organon & Co	348	7,242
Pfizer Inc	16,915	620,442
Quest Diagnostics Inc	916	128,753
Cigna Group/The	2,398	672,879
UnitedHealth Group Inc	6,794	3,265,468
Vertex Pharmaceuticals Inc (1)	2,126	748,161
Viatris Inc	7,721	77,056
West Pharmaceutical Services Inc	3,305	1,264,063
Zimmer Biomet Holdings Inc	4,069	592,446
Zoetis Inc	7,744	1,333,594
		32,635,499

Industrials — 6.7%
Alaska Air Group Inc (1)	9,105	484,204
Boise Cascade Co	1,198	108,239
Builders FirstSource Inc (1)	7,277	989,672
BWX Technologies Inc	112	8,016
Copa Holdings SA	631	69,776
Copart Inc (1)	54,750	4,993,748
Delta Air Lines Inc	2,811	133,635
Dover Corp	17,916	2,645,297
EMCOR Group Inc	1,844	340,734
Graco Inc	13,835	1,194,652
WW Grainger Inc	32	25,235
Karat Packaging Inc	223	4,070
Lockheed Martin Corp	2,596	1,195,146
ManpowerGroup Inc	1,994	158,324
Matson Inc	2,940	228,526
MSC Industrial Direct Co Inc	1,550	147,684
Northrop Grumman Corp	1,410	642,678
nVent Electric PLC	338	17,464
Owens Corning	6,290	820,845
PACCAR Inc	1,697	141,954
SkyWest Inc (1)	692	28,178
Southwest Airlines Co	182	6,590
StarTek Inc (1)	1,629	4,757
UFP Industries Inc	286	27,756
Union Pacific Corp	4,661	953,734
United Airlines Holdings Inc (1)	11,742	644,284
Westinghouse Air Brake Technologies Corp	3,045	333,945
Waste Management Inc	1,269	220,070
		16,569,213

Information Technology — 23.6%
Adobe Inc (1)	3,081	1,506,578
Analog Devices Inc	4,748	924,958
Apple Inc	81,597	15,827,370

The accompanying notes are an integral part of these financial statements.

2023 Semi-Annual Report | June 30, 2023	Page 33

Schedules of Investments
June 30, 2023 (unaudited)

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States — continued
Applied Materials Inc	1,919	277,372
Arrow Electronics Inc (1)	2,707	387,724
Avnet Inc	4,923	248,365
Broadcom Inc	1,732	1,502,389
Cadence Design Systems Inc (1)	2,955	693,007
CDW Corp/DE	140	25,690
Cisco Systems Inc	18,437	953,930
DocuSign Inc (1)	9,551	487,961
Intel Corp	2,364	79,052
Intuit Inc	1,212	555,326
Jabil Inc	9,079	979,896
KLA Corp	292	141,626
Lam Research Corp	1,537	988,076
Microchip Technology Inc	11,688	1,047,128
Microsoft Corp	42,563	14,494,405
NetApp Inc	5,409	413,248
NVIDIA Corp	12,457	5,269,560
ON Semiconductor Corp (1)	1,778	168,163
Oracle Corp	16,719	1,991,066
QUALCOMM Inc	15,175	1,806,432
Roper Technologies Inc	212	101,930
Skyworks Solutions Inc	22,169	2,453,887
TD SYNNEX Corp	400	37,600
Teradyne Inc	829	92,293
Texas Instruments Inc	25,152	4,527,863
		57,982,895

Materials — 0.8%
Alpha Metallurgical Resources Inc	112	18,408
CF Industries Holdings Inc	3,740	259,631
Nucor Corp	2,289	375,350
PPG Industries Inc	8,839	1,310,824
Ryerson Holding Corp	140	6,073
Schnitzer Steel Industries Inc	981	29,420
Warrior Met Coal Inc	1,812	70,577
		2,070,283

Real Estate Investment Trust — 0.5%
CorEnergy Infrastructure Trust Inc	5,320	5,958
Essex Property Trust Inc	5,629	1,318,877
Rafael Holdings Inc (1)	1,612	3,369
Spirit MTA REIT Liquidating Trust (1)(4)	3,134	0
		1,328,204

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States — continued
Utilities — 0.0%
Brookfield Renewable Corp	854	26,918
		26,918

Total Common Stocks (United States) (Cost $144,891,376)		184,693,933

Preferred Stock (United States) — 0.0%
WESCO International, Inc. Series A Variable Preferred, 9.7% (6)	610	16,299
Total Preferred Stock (United States) (Cost $15,247)		16,299

Warrants (United States) — 0.0%
Chaparral Energy, Inc. A Warrants, Expiration Date 10/14/2024 (1)(4)	2	0
Chaparral Energy, Inc. B Warrants, Expiration Date 10/14/2025 (1)(4)	2	0
Civitas Solutions, Inc. A Warrants, Expiration Date 1/20/2025 (1)(4)	15	0
Civitas Solutions, Inc. B Warrants, Expiration Date 1/20/2026 (1)(4)	8	0
Hertz Global Holdings Inc. Warrants, Expiration Date 6/30/2051 (1)	89	898
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (1)	27	311
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (1)(4)	7	0
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (1)	45	1,049
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (1)	22	348
Total Warrants (United States) (Cost $2,715)		2,606

Registered Investment Companies — 3.4%
U.S. Fixed Income — 2.5%
iShares 3-7 Year Treasury Bond ETF (5)	140	16,136
iShares Core U.S. Aggregate Bond ETF (5)	40,921	4,008,211
SPDR Bloomberg High Yield Bond ETF (5)	17,537	1,613,930
Xtrackers USD High Yield Corporate Bond ETF (5)	15,787	544,652
		6,182,929

The accompanying notes are an integral part of these financial statements.

Page 34	2023 Semi-Annual Report | June 30, 2023

Schedules of Investments
June 30, 2023 (unaudited)

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Registered Investment Companies — continued
International Fixed Income — 0.5%
iShares JP Morgan USD Emerging Markets Bond ETF (5)	14,070	1,217,618
		1,217,618

International Equity — 0.4%
iShares Core MSCI EAFE ETF (5)	15,725	1,061,438
		1,061,438

Total Registered Investment Companies (Cost $8,410,166)		8,461,985

Money Market Registered Investment Companies — 19.1%
Meeder Institutional Prime Money Market Fund, 5.13% (2)	46,986,910	46,986,910
Total Money Market Registered Investment Companies (Cost $46,967,098)		46,986,910
Total Investments — 97.6% (Cost $200,286,602)		240,161,733
Other Assets less Liabilities — 2.4%		5,722,766
Total Net Assets — 100.0%		245,884,499

Trustee Deferred Compensation (3)
Meeder Balanced Fund - Retail Class	4,276	51,868
Meeder Dynamic Allocation Fund - Retail Class	11,621	147,819
Meeder Muirfield Fund - Retail Class	5,781	51,220
Meeder Conservative Allocation Fund - Retail Class	1,227	26,135
Total Trustee Deferred Compensation (Cost $242,690)		277,042

Dynamic Allocation Fund
	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Index Futures
E-mini Standard & Poors MidCap 400 Futures	(30)	9/15/2023	(7,932,300)	(188,112)
Mini MSCI EAFE Index Futures	580	9/15/2023	62,509,500	(315,945)
Mini MSCI Emerging Markets Index Futures	282	9/15/2023	14,070,390	(314,173)
Russell 2000 Mini Index Futures	150	9/15/2023	14,277,750	63,824
Standard & Poors 500 Mini Futures	(159)	9/15/2023	(35,681,588)	(701,346)
Total Futures Contracts	823		47,243,753	(1,455,752)

(1)	Represents non-income producing securities.
(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2023.
(3)	Assets of affiliates to the Dynamic Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(4)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(5)	Exchange-traded fund.

The accompanying notes are an integral part of these financial statements.

2023 Semi-Annual Report | June 30, 2023	Page 35

Schedules of Investments
June 30, 2023 (unaudited)

Quantex Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — 58.6%
Communication Services — 3.4%
DISH Network Corp (1)	13,671	90,092
Interpublic Group of Cos Inc/The	5,740	221,449
Lumen Technologies Inc	36,157	81,715
Match Group Inc (1)	4,323	180,918
News Corp - Class A	10,579	206,291
News Corp - Class B	10,447	206,015
Paramount Global	11,228	178,637
		1,165,117

Consumer Discretionary — 14.4%
Advance Auto Parts Inc	1,281	90,054
Bath & Body Works Inc	4,509	169,088
BorgWarner Inc	4,805	235,013
Caesars Entertainment Inc (1)	4,598	234,360
CarMax Inc (1)	3,211	268,761
Carnival Corp (1)	24,173	455,178
Domino’s Pizza Inc	569	191,747
Expedia Group Inc (1)	2,116	231,469
Hasbro Inc	3,130	202,730
MGM Resorts International	5,791	254,341
Mohawk Industries Inc (1)	1,816	187,339
Newell Brands Inc	14,336	124,723
Norwegian Cruise Line Holdings Ltd (1)	12,527	272,713
Pool Corp	643	240,894
PulteGroup Inc	4,195	325,868
Ralph Lauren Corp	1,776	218,981
Royal Caribbean Cruises Ltd (1)	3,935	408,217
Tapestry Inc	5,010	214,428
VF Corp	6,901	131,740
Whirlpool Corp	1,345	200,123
Wynn Resorts Ltd	2,282	241,002
		4,898,769

Consumer Staples — 1.4%
Lamb Weston Holdings Inc	2,023	232,544
Molson Coors Beverage Co	3,901	256,842
		489,386

Energy — 0.7%
EQT Corp	6,074	249,824
		249,824

Financials — 5.7%
Assurant Inc	1,517	190,717
Comerica Inc	2,928	124,030

Quantex Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Everest Re Group Ltd	580	198,279
FleetCor Technologies Inc (1)	1,053	264,387
Franklin Resources Inc	7,179	191,751
Globe Life Inc	1,620	177,584
Invesco Ltd	10,655	179,111
Jack Henry & Associates Inc	1,105	184,900
Lincoln National Corp	6,278	161,721
MarketAxess Holdings Inc	679	177,504
Signature Bank/New York NY	1,708	359
SVB Financial Group (1)	798	413
Zions Bancorp NA	3,958	106,312
		1,957,068

Healthcare — 6.1%
Bio-Rad Laboratories Inc (1)	456	172,879
Bio-Techne Corp	2,336	190,688
Catalent Inc (1)	4,287	185,884
Charles River Laboratories International Inc (1)	881	185,230
DaVita Inc (1)	2,581	259,313
DENTSPLY SIRONA Inc	5,931	237,359
Henry Schein Inc (1)	2,439	197,803
Organon & Co	6,845	142,444
Teleflex Inc	778	188,299
Universal Health Services Inc	1,368	215,829
Viatris Inc	11,014	109,920
		2,085,648

Industrials — 10.2%
A O Smith Corp	3,009	218,995
Alaska Air Group Inc (1)	4,559	242,448
Allegion plc	1,801	216,156
American Airlines Group Inc (1)	15,425	276,725
CH Robinson Worldwide Inc	2,170	204,740
Ceridian HCM Holding Inc (1)	3,101	207,674
Generac Holdings Inc (1)	1,987	296,321
Huntington Ingalls Industries Inc	849	193,232
Masco Corp	4,078	233,996
Nordson Corp	812	201,522
Pentair PLC	4,290	277,134
Robert Half International Inc	2,636	198,280
Snap-on Inc	849	244,673
Stanley Black & Decker Inc	2,544	238,398
United Airlines Holdings Inc (1)	4,352	238,794
		3,489,088

The accompanying notes are an integral part of these financial statements.

Page 36	2023 Semi-Annual Report | June 30, 2023

Schedules of Investments
June 30, 2023 (unaudited)

Quantex Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Information Technology — 7.4%
Akamai Technologies Inc (1)	2,273	204,275
DXC Technology Co (1)	7,068	188,857
F5 Inc (1)	1,066	155,913
Juniper Networks Inc	5,969	187,009
NetApp Inc	3,188	243,563
Qorvo Inc (1)	2,145	218,854
Seagate Technology Holdings PLC	3,551	219,700
Teradyne Inc	2,234	248,708
Trimble Inc (1)	3,376	178,725
Tyler Technologies Inc (1)	602	250,715
Western Digital Corp (1)	6,135	232,701
Zebra Technologies Corp (1)	742	219,506
		2,548,526

Materials — 3.2%
Celanese Corp	1,895	219,441
Eastman Chemical Co	2,364	197,914
International Paper Co	5,470	174,001
Packaging Corp of America	1,513	199,958
Sealed Air Corp	3,486	139,440
Westrock Co	5,478	159,245
		1,089,999

Real Estate Investment Trust — 4.3%
Boston Properties Inc	2,895	166,723
Camden Property Trust	1,748	190,305
Federal Realty Investment Trust	1,834	177,476
Host Hotels & Resorts Inc	12,171	204,838
Kimco Realty Corp	9,158	180,596
Regency Centers Corp	3,090	190,869
UDR Inc	5,008	215,144
Vornado Realty Trust	8,445	153,192
		1,479,143

Utilities — 1.8%
NiSource Inc	7,066	193,255
NRG Energy Inc	6,050	226,210
Pinnacle West Capital Corp	2,600	211,796
		631,261

Total Common Stocks (United States) (Cost $17,852,063)		20,083,829

Quantex Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Preferred Stock (United States) — 0.0%
Wells Fargo & Co. Preferred (4)	1	0
Total Preferred Stock (United States) (Cost $0)		0

Warrants (United States) — 0.0%
ABIOMED Inc - CVR (4)	546	0
Total Warrants (United States) (Cost $0)		0

Money Market Registered Investment Companies — 37.1%
Meeder Institutional Prime Money Market Fund, 5.13% (2)	12,718,332	12,718,332
Total Money Market Registered Investment Companies (Cost $12,715,028)		12,718,332
Total Investments — 95.7% (Cost $30,567,091)		32,802,161
Other Assets less Liabilities — 4.3%		1,490,462
Total Net Assets — 100.0%		34,292,623

Trustee Deferred Compensation (3)
Meeder Balanced Fund - Retail Class	1,238	15,017
Meeder Dynamic Allocation Fund - Retail Class	3,311	42,116
Meeder Muirfield Fund - Retail Class	1,717	15,213
Meeder Conservative Allocation Fund - Retail Class	353	7,519
Total Trustee Deferred Compensation (Cost $70,691)		79,865

The accompanying notes are an integral part of these financial statements.

2023 Semi-Annual Report | June 30, 2023	Page 37

Schedules of Investments
June 30, 2023 (unaudited)

Quantex Fund
	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Index Futures
E-mini Standard & Poors MidCap 400 Futures	4	9/15/2023	1,057,640	23,055
Standard & Poors 500 Mini Futures	58	9/15/2023	13,015,925	286,032
Total Futures Contracts	62		14,073,565	309,087

(1)	Represents non-income producing securities.
(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2023.
(3)	Assets of affiliates to the Quantex Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(4)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.

The accompanying notes are an integral part of these financial statements.

Page 38	2023 Semi-Annual Report | June 30, 2023

Schedules of Investments
June 30, 2023 (unaudited)

Tactical Income Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Registered Investment Companies — 54.6%
U.S. Fixed Income — 43.5%
BBH Limited Duration Fund - Class I	483,153	4,855,688
Diamond Hill Short Duration Securitized Bond Fund - Class Y	224,483	2,119,121
iShares Core 1-5 Year USD Bond ETF (3)	109,025	5,084,926
iShares Trust iShares 1-5 Year Investment Grade Co (3)	78,102	3,918,377
SPDR Bloomberg High Yield Bond ETF (3)	103,838	9,556,211
Xtrackers USD High Yield Corporate Bond ETF (3)	119,059	4,107,536
		29,641,859

International Fixed Income — 11.1%
iShares JP Morgan USD Emerging Markets Bond ETF (3)	87,142	7,541,269
		7,541,269

Total Registered Investment Companies (Cost $37,426,550)		37,183,128

Money Market Registered Investment Companies — 45.1%
Meeder Institutional Prime Money Market Fund, 5.13% (1)	30,713,447	30,713,447
Total Money Market Registered Investment Companies (Cost $30,710,233)		30,713,447

U.S. Government Obligations — 0.1%
Government National Mortgage Association, 6.50%, due 7/20/2038	64,098	71,069
Total U.S. Government Obligations (Cost $68,188)		71,069
Total Investments — 99.8% (Cost $68,204,971)		67,967,644
Other Assets less Liabilities — 0.2%		107,335
Total Net Assets — 100.0%		68,074,979

Tactical Income Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Trustee Deferred Compensation (2)
Meeder Balanced Fund - Retail Class	1,431	17,358
Meeder Dynamic Allocation Fund - Retail Class	3,724	47,369
Meeder Muirfield Fund - Retail Class	2,111	18,703
Meeder Conservative Allocation Fund - Retail Class	417	8,882
Total Trustee Deferred Compensation (Cost $84,955)		92,312

(1)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2023.
(2)	Assets of affiliates to the Tactical Income Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(3)	Exchange-traded fund.

The accompanying notes are an integral part of these financial statements.

2023 Semi-Annual Report | June 30, 2023	Page 39

Schedules of Investments
June 30, 2023 (unaudited)

Institutional Prime Money Market Fund
Security Description	Coupon/ Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)
Certificates of Deposit — 20.5%
Banco Santander NY (Secured Overnight Financing Rate + 0.40%)	5.49	%(2)	07/05/23	10,000,000	10,000,360
Bank of America Corp.	5.15%		07/17/23	5,000,000	4,999,750
Bank of Montreal Chicago (Secured Overnight Financing Rate + 0.58%)	5.67	%(2)	07/21/23	10,000,000	10,002,930
Bank of Montreal Chicago	5.01%		10/06/23	5,000,000	4,991,235
Bank of Nova Scotia (Secured Overnight Financing Rate + 0.68%)	5.77	%(2)	08/04/23	1,700,000	1,700,826
Bank of Nova Scotia (Secured Overnight Financing Rate + 0.47%)	5.56	%(2)	11/07/23	850,000	850,171
BNP Paribas NY (Secured Overnight Financing Rate + 0.14%)	5.23	%(2)	10/02/23	10,000,000	9,997,790
Canadian Imperial Holdings, Inc. (Secured Overnight Financing Rate + 0.63%)	5.72	%(2)	07/07/23	600,000	600,065
Credit Agricole	3.75%		07/13/23	2,000,000	1,998,906
HSBC USA, Inc. (Secured Overnight Financing Rate + 0.67%)	5.76	%(2)	07/12/23	9,100,000	9,101,465
Mitsubishi UFJ Trust (Secured Overnight Financing Rate + 0.57%)	5.66	%(2)	07/03/23	10,000,000	10,000,350
Mizuho Bank, Ltd./NY (Secured Overnight Financing Rate + 0.15%)	5.24	%(2)	09/05/23	10,000,000	9,999,230
Royal Bank of Canada	4.03%		08/11/23	5,000,000	4,992,130
Royal Bank of Canada	4.88%		09/22/23	5,000,000	4,989,890
Skandinaviska Enskilda Banken AB (Secured Overnight Financing Rate + 0.53%)	5.62	%(2)	09/18/23	9,175,000	9,181,973
Sumitomo Mitsui Banking Corp./NY (Secured Overnight Financing Rate + 0.32%)	5.41	%(2)	09/01/23	16,000,000	16,004,016

Institutional Prime Money Market Fund
Security Description	Coupon/ Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)
Certificates of Deposit — continued
Sumitomo Mitsui Banking Corp./NY (Secured Overnight Financing Rate + 0.88%)	5.97	%(2)	11/21/23	560,000	561,121
Toronto Dominion Bank	3.00%		07/03/23	5,000,000	4,999,075
Toronto Dominion Bank	4.07%		07/18/23	3,914,000	3,911,620
Westpac Banking Corp. (Secured Overnight Financing Rate + 0.44%)	5.53	%(2)	12/15/23	10,000,000	10,005,740
Westpac Banking Corp.	5.31%		12/08/23	2,500,000	2,497,038
Total Certificates of Deposit (Cost $131,385,940)					131,385,681

Commercial Paper — 49.8%
American Honda Finance Corp.	5.48%		07/07/23	5,000,000	4,994,955
American Honda Finance Corp.	5.45%		07/10/23	5,000,000	4,992,765
Anglesea Funding	5.09%		07/05/23	21,500,000	21,484,886
ANZ New Zealand Int’l, LTD	5.15%		07/10/23	500,000	499,296
ANZ New Zealand Int’l, LTD	5.30%		09/28/23	10,000,000	9,867,750
ANZ New Zealand Int’l, LTD (Secured Overnight Financing Rate + 0.56%)	5.62	%(2)	09/15/23	5,975,000	5,979,230
ANZ New Zealand Int’l, LTD (Secured Overnight Financing Rate + 0.35%)	5.40	%(2)	12/14/23	5,000,000	5,000,220
Banco Santander NY	5.26%		08/15/23	10,000,000	9,932,980
Bank of Montreal Chicago	5.41%		08/07/23	3,500,000	3,480,883
Bank of Nova Scotia	5.82%		06/11/24	2,500,000	2,362,380
Bank of Nova Scotia (Secured Overnight Financing Rate + 0.48%)	5.41	%(2)	01/31/24	10,000,000	10,000,710
Bank of Nova Scotia (Secured Overnight Financing Rate + 0.27%)	5.64	%(2)	07/05/23	5,000,000	5,000,320
Cabot Trail Funding	5.69%		01/02/24	5,000,000	4,855,155
Canadian Imperial Holdings, Inc.	5.69%		03/01/24	7,500,000	7,212,225
Canadian Imperial Holdings, Inc.	5.60%		11/30/23	2,000,000	1,953,370

The accompanying notes are an integral part of these financial statements.

Page 40	2023 Semi-Annual Report | June 30, 2023

Schedules of Investments
June 30, 2023 (unaudited)

Institutional Prime Money Market Fund
Security Description	Coupon/ Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)
Commercial Paper — continued
Collateralized Commercial Paper FLEX Co.	5.12%		08/02/23	6,400,000	6,369,261
Columbia Funding Co.	5.11%		08/01/23	3,500,000	3,483,739
Columbia Funding Co.	5.10%		08/10/23	5,000,000	4,970,065
CommonWealth Bank	5.70%		02/20/24	5,000,000	4,819,150
CommonWealth Bank (Secured Overnight Financing Rate + 0.50%)	5.59	%(2)	03/25/24	5,000,000	4,998,955
Fairway Financial Co.	5.34%		10/16/23	2,400,000	2,360,242
Great Bear Funding	5.24%		07/05/23	1,000,000	999,297
Groupe BPCE (Secured Overnight Financing Rate + 0.65%)	5.71	%(2)	09/13/23	10,000,000	10,009,150
Halkin Finance, LLC	5.08%		07/03/23	30,000,000	29,987,340
HSBC USA, Inc.	5.36%		07/14/23	3,435,000	3,428,161
HSBC USA, Inc.	5.22%		08/01/23	900,000	895,804
ING US Funding	5.05%		08/08/23	5,000,000	4,972,135
ING US Funding	5.20%		08/24/23	5,000,000	4,959,615
Liberty Street Funds	5.13%		07/14/23	410,000	409,184
Liberty Street Funds	5.47%		09/06/23	3,000,000	2,969,418
Longship Funding LLC	5.16%		07/07/23	1,000,000	999,014
Macquarie Bank, LTD/Australia	5.02%		08/01/23	5,000,000	4,976,915
Macquarie Bank, LTD/Australia	5.26%		08/17/23	1,000,000	993,011
Macquarie Bank, LTD/Australia	5.37%		09/06/23	3,000,000	2,969,679
Macquarie Bank, LTD/Australia	5.37%		09/12/23	4,000,000	3,955,872
Macquarie Bank, LTD/Australia	5.41%		11/09/23	1,000,000	979,606
Macquarie Bank, LTD/Australia	5.03%		07/24/23	4,491,000	4,475,520
MetLife Short Term	5.05%		07/24/23	2,825,000	2,815,251
MUFG Bank, Ltd./New York, NY	5.02%		07/20/23	5,000,000	4,985,890
MUFG Bank, Ltd./New York, NY	5.64%		11/10/23	7,000,000	6,857,193
National Bank of Canada	5.23%		07/27/23	10,000,000	9,961,520
National Bank of Canada	5.41%		10/31/23	3,039,000	2,982,423
National Bank of Canada	5.35%		11/08/23	5,000,000	4,900,550
National Bank of Canada (Secured Overnight Financing Rate + 0.62%)	5.26	%(2)	07/19/23	10,000,000	10,000,640

Institutional Prime Money Market Fund
Security Description	Coupon/ Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)
Commercial Paper — continued
National Australia Bank, Ltd. (Secured Overnight Financing Rate + 0.41%)	5.47	%(2)	10/13/23	10,000,000	10,005,150
National Australia Bank, Ltd. (Secured Overnight Financing Rate + 0.25%)	5.54	%(2)	03/06/24	6,000,000	5,990,643
Natixis NY Branch	5.18%		07/03/23	600,000	599,746
Ridgefield Funding Company	5.19%		07/14/23	4,000,000	3,992,040
Ridgefield Funding Company	5.22%		07/17/23	5,000,000	4,987,875
Ridgefield Funding Company	5.41%		08/18/23	766,000	760,492
Royal Bank of Canada	5.33%		02/02/24	5,000,000	4,829,205
Royal Bank of Canada	5.67%		12/08/23	1,650,000	1,609,245
Skandinaviska Enskilda Banken AB (Secured Overnight Financing Rate + 0.54%)	5.14	%(2)	07/06/23	5,000,000	5,000,175
Sumitomo Mitsui Banking Corp./NY	5.51%		09/21/23	3,500,000	3,456,457
Svenska Handelsbanken AB	5.04%		07/13/23	2,500,000	2,495,440
Svenska Handelsbanken AB	5.01%		07/24/23	4,000,000	3,986,500
Svenska Handelsbanken AB	4.96%		08/01/23	5,000,000	4,977,460
Svenska Handelsbanken AB (Secured Overnight Financing Rate + 0.69%)	5.24	%(2)	08/29/23	10,000,000	10,008,270
Toronto Dominion Bank (Secured Overnight Financing Rate + 0.72%)	5.20	%(2)	08/10/23	5,175,000	5,178,177
Toyota Motor Credit Corp.	5.46%		01/19/24	1,000,000	968,620
Westpac Banking Corp.	5.24%		08/25/23	1,310,000	1,299,622
Westpac Banking Corp.	5.29%		10/11/23	5,000,000	4,922,995
Total Commercial Paper (Cost $320,315,681)					320,169,836

Corporate Obligations — 0.8%
Citigroup Global Markets, Inc.	3.80%		07/30/23	5,000,000	4,991,650
Total Corporate Obligations (Cost $5,000,000)					4,991,650

The accompanying notes are an integral part of these financial statements.

2023 Semi-Annual Report | June 30, 2023	Page 41

Schedules of Investments
June 30, 2023 (unaudited)

Institutional Prime Money Market Fund
Security Description	Coupon/ Yield	Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)
Repurchase Agreements — 27.3%
Loop Capital (Collateralized by $46,346,780 FHLMC, 5.00%, due 10/1/52, fair value $45,900,000)(proceeds $45,019,125) purchase date 6/30/23	5.10%	07/03/23	45,000,000	45,000,000
StoneX (Collateralized by $54,085,417 (principal) various Corporate Bonds, Asset-Backed securities, and FNMAs, 0.40% - 9.25%, due 9/15/23 - 4/22/52, fair value $51,626,570)(proceeds $50,022,042) purchase date 6/30/23	5.29%	07/03/23	50,000,000	50,000,000
South Street (Collateralized by $26,814,200 (principal) various FMACs and FNMAs, 2.00% - 5.50%, due 6/1/27 - 7/1/53, fair value $25,265,300)(proceeds $25,010,604), purchase date 6/30/23	5.09%	07/03/23	25,000,000	25,000,000
South Street (Collateralized by $26,056,354 (principal) various FMACs, FNMAs, and SBAs, 2.00% - 9.41%, due 2/1/25 - 7/1/53, fair value $25,321,885)(proceeds $25,010,708), purchase date 6/30/23	5.14%	07/03/23	25,000,000	25,000,000

Institutional Prime Money Market Fund
Security Description	Coupon/ Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)
Repurchase Agreements — continued
Truist (Collateralized by $31,109,231 (principal) various Corporate Bonds, 1.70% - 6.73%, due 5/1/25 - 8/1/59, fair value $30,601,281)(proceeds $30,012,800), purchase date 6/30/23	5.12%		07/03/23	30,000,000	30,000,000
Total Repurchase Agreements (Cost $175,000,000)					175,000,000

Variable Rate Demand Notes — 0.3%
Pittsburgh & Allegheny County PA Sports & Exhibition Authority	5.20	%(1)	07/06/23	1,715,000	1,715,000
Total Variable Rate Demand Notes (Cost $1,715,000)					1,715,000

Money Market Registered Investment Companies — 1.4%
Federated Hermes Government Obligations Fund, 4.97% (3)				9,244,194	9,244,194
Total Money Market Registered Investment Companies (Cost $9,244,194)					9,244,194
Total Investments — 100.1% (Cost $642,660,815)					642,506,361
Liabilities less Other Assets — (0.1%)					(514,378)
Total Net Assets — 100.0%					641,991,983

The accompanying notes are an integral part of these financial statements.

Page 42	2023 Semi-Annual Report | June 30, 2023

Schedules of Investments
June 30, 2023 (unaudited)

Institutional Prime Money Market Fund
Security Description	Principal Amount ($) or Shares	Fair Value ($)
Trustee Deferred Compensation (4)
Meeder Balanced Fund - Retail Class	105	1,274
Meeder Dynamic Allocation Fund - Retail Class	256	3,256
Meeder Muirfield Fund - Retail Class	346	3,066
Meeder Conservative Allocation Fund - Retail Class	33	703
Total Trustee Deferred Compensation (Cost $7,992)		8,299

(1)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at June 30, 2023. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(2)

Floating rate security. Interest rates reset periodically. The reference rate and spread are indicated in the description above. The rate shown represents the rate in effect at June 30, 2023. The maturity date shown reflects the earlier of the next demand date or stated maturity date.

(3)

7-day yield as of June 30, 2023. The Fund may invest a significant portion of its assets in shares of one or more investment companies, including money market mutual funds. The Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies.

(4)	Assets of affiliates to the Institutional Prime Money Market Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

2023 Semi-Annual Report | June 30, 2023	Page 43

Statements of Assets and Liabilities June 30, 2023 (unaudited)

	Muirfield Fund	Spectrum Fund
Assets
Investments, at fair value (1)(2)	$436,603,120	$105,925,434
Repurchase agreements, at fair value (1)	—	—
Investments in affiliates, at fair value (1)	249,014,974	81,914,116
Trustee deferred compensation investments, at fair value	394,159	69,292
Deposits at broker for futures contracts (3)	14,076,381	4,892,158
Receivable for securities sold	10,786,088	2,616,468
Receivable for capital stock issued	368,521	49,250
Interest and dividend receivable	1,241,224	400,275
Prepaid expenses/other assets	44,715	29,109
Total Assets	712,529,182	195,896,102

Liabilities
Payable for securities purchased	10,842,293	2,632,492
Payable for Trustee Deferred Compensation Plan	394,159	69,292
Payable for capital stock redeemed	1,280,580	345,488
Dividends payable	7,690	—
Payable to investment adviser	373,048	120,517
Accrued distribution plan (12b-1) and shareholder service plan fees	120,724	23,515
Accrued transfer agent, fund accounting, CCO, and administration fees and expenses	106,285	39,935
Accrued trustee fees	3,338	1,013
Other accrued liabilities	56,722	61,770
Total Liabilities	13,184,839	3,294,022

Net Assets	$699,344,343	$192,602,080

Net Assets
Capital	$588,506,058	$157,568,821
Distributable Earnings (Accumulated Deficit)	110,838,285	35,033,259
Total Net Assets	$699,344,343	$192,602,080

Net Asset Value Per Share
Retail Class
Net Assets	$41,863,735	$2,180,443
Shares Outstanding	4,726,745	169,145
Net Asset Value, Offering and Redemption Price Per Share	$8.86	$12.89

Adviser Class
Net Assets	$99,873,985	$35,270,638
Shares Outstanding	11,111,114	2,707,396
Net Asset Value, Offering and Redemption Price Per Share	$8.99	$13.03

Institutional Class
Net Assets	$557,606,623	$155,150,999
Shares Outstanding	61,981,180	11,873,662
Net Asset Value, Offering and Redemption Price Per Share	$9.00	$13.07

Net Asset Value Per Share - Money Market Fund
Net Assets
Shares Outstanding
Net Asset Value, Offering and Redemption Price Per Share

(1) Investments and affiliated investments at cost (See Note #4)	$572,909,366	$161,191,231
(2) Fair value of securities loaned included in investments at fair value (See Note #2, Note #3, and Note #5)	$—	$—
(3) Required margin held as collateral for futures contracts	$8,041,399	$2,951,727

The accompanying notes are an integral part of these financial statements.

Page 44	2023 Semi-Annual Report | June 30, 2023

Global Allocation Fund	Balanced Fund	Moderate Allocation Fund	Conservative Allocation Fund	Dynamic Allocation Fund	Quantex Fund	Tactical Income Fund	Institutional Prime Money Market Fund

$17,489,464	$264,427,542	$109,188,411	$88,301,969	$193,174,823	$20,083,829	$37,254,197	$467,506,361
—	—	—	—	—	—	—	175,000,000
14,003,689	87,089,919	49,722,286	28,451,104	46,986,910	12,718,332	30,713,447	—
130,182	250,812	52,648	100,266	277,042	79,865	92,312	8,299
899,652	3,191,497	1,558,914	496,481	5,794,270	1,501,567	—	—
288,337	4,641,530	1,247,401	640,372	4,563,445	—	—	—
6,480	132,495	41,821	71,993	106,281	7,121	21,021	—
68,377	521,766	305,676	205,187	264,020	81,950	167,695	2,329,973
25,580	35,345	35,250	32,373	32,685	28,267	32,606	16,306
32,911,761	360,290,906	162,152,407	118,299,745	251,199,476	34,500,931	68,281,278	644,860,939

291,525	4,704,495	1,292,795	681,712	4,590,600	—	9,831	—
130,182	250,812	52,648	100,266	277,042	79,865	92,312	8,299
5,892	487,609	155,157	154,659	202,019	65,986	39,430	—
—	284	1,492	728	1,983	3,511	197	2,737,526
20,214	203,861	81,137	49,356	130,790	20,976	16,674	—
3,297	47,868	18,422	18,180	30,593	7,827	9,973	53
11,135	68,649	34,586	26,922	49,000	11,377	15,861	87,183
233	1,936	899	754	969	263	421	155
17,548	44,278	29,653	29,117	31,981	18,503	21,600	35,740
480,026	5,809,792	1,666,789	1,061,694	5,314,977	208,308	206,299	2,868,956

$32,431,735	$354,481,114	$160,485,618	$117,238,051	$245,884,499	$34,292,623	$68,074,979	$641,991,983

$29,853,168	$317,438,832	$157,013,759	$121,765,202	$212,416,471	$30,285,043	$82,198,674	$642,144,493
2,578,567	37,042,282	3,471,859	(4,527,151)	33,468,028	4,007,580	(14,123,695)	(152,510)
$32,431,735	$354,481,114	$160,485,618	$117,238,051	$245,884,499	$34,292,623	$68,074,979	$641,991,983

$2,539,616	$7,153,059	$829,649	$5,465,059	$10,487,862	$12,730,884	$2,351,290
234,825	589,930	73,079	256,623	824,707	364,450	262,580
$10.81	$12.13	$11.35	$21.30	$12.72	$34.93	$8.95

$3,749,040	$67,899,878	$32,070,020	$19,508,157	$25,008,535	$3,859,484	$9,426,535
343,363	5,539,610	2,810,213	905,647	1,938,808	109,469	1,051,171
$10.92	$12.26	$11.41	$21.54	$12.90	$35.26	$8.97

$26,143,079	$279,428,177	$127,585,949	$92,264,835	$210,388,102	$17,702,255	$56,297,154
2,399,727	22,759,833	11,167,724	4,271,565	16,353,918	503,196	6,282,089
$10.89	$12.28	$11.42	$21.60	$12.86	$35.18	$8.96

							$641,991,983
							642,023,960
							$1.0000

$28,130,570	$304,555,446	$148,989,356	$114,288,572	$200,286,602	$30,567,091	$68,204,971	$642,660,815
$—	$—	$—	$—	$—	$—	$—	$—
$474,721	$2,262,626	$928,301	$306,132	$4,221,084	$707,200	$—	$—

The accompanying notes are an integral part of these financial statements.

2023 Semi-Annual Report | June 30, 2023	Page 45

Statements of Operations For the Six Months Ended June 30, 2023 (unaudited)

	Muirfield Fund	Spectrum Fund
Investment Income
Interest	$1,135	$109
Income from affiliates	6,093,892	2,089,319
Dividends	3,109,721	679,318
Total Investment Income	9,204,748	2,768,746

Fund Expenses
Investment advisory fees	2,136,548	706,523
Transfer agent fees and expenses - Retail Class	19,672	1,068
Transfer agent fees and expenses - Adviser Class	47,144	20,620
Transfer agent fees and expenses - Institutional Class	258,734	91,356
Transfer agent fees and expenses - Money Market Fund
Fund accounting fees	51,862	27,971
Administration fees	230,290	80,376
Trustee fees	15,657	4,621
Audit fees	8,495	8,496
Legal fees	3,223	3,223
Custody fees	32,415	9,326
Printing expenses	7,665	3,548
Distribution plan (12b-1) fees - Retail Class (1)	40,258	2,225
Shareholder service plan fees - Retail Class	26,208	1,780
Shareholder service plan fees - Adviser Class	797	190
Shareholder service plan fees - Institutional Class	208,089	53,443
Postage expenses	11,232	6,617
Registration fees	37,799	24,682
Insurance expenses	16,285	4,222
Chief Compliance Officer fees	3,761	3,761
Other expenses	27,523	17,602
Total Expenses Before Reductions	3,183,657	1,071,650

Expenses voluntarily reimbursed/waived by investment adviser (See Note #5)	—	—
Securities lending credit (See Note #5)	—	(78)

Net Expenses	3,183,657	1,071,572

Net Investment Income (Loss)	6,021,091	1,697,174

Net Realized and Unrealized Gain (Loss) from Investments
Net realized gains (losses) from unaffiliated investments	10,970,677	5,616,972
Net realized gains (losses) from affiliated investments	1,988	4,663
Net realized gains (losses) from futures contracts	(5,178,436)	(781,576)
Net Realized Gains (Losses) from Investment Transactions, Futures Contracts, and Distributions of Long-term Realized Gains by Other Investment Companies	5,794,229	4,840,059

Net change in unrealized appreciation (depreciation) of unaffiliated investments	42,584,377	8,376,549
Net change in unrealized appreciation (depreciation) of affiliated investments	(2,398)	(4,366)
Net change in unrealized appreciation (depreciation) of futures contracts	(1,300,209)	526,139
Net Change in Unrealized Appreciation (Depreciation) of Investment Transactions and Futures Contracts	41,281,770	8,898,322

Net Realized and Unrealized Gain (Loss) from Investments	47,075,999	13,738,381

Net Change in Net Assets Resulting from Operations	$53,097,090	$15,435,555

(1)	Only the Retail Class of shares has adopted a Rule 12b-1 Plan. See #5 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Page 46	2023 Semi-Annual Report | June 30, 2023

Global Allocation Fund	Balanced Fund	Moderate Allocation Fund	Conservative Allocation Fund	Dynamic Allocation Fund	Quantex Fund	Tactical Income Fund	Institutional Prime Money Market Fund

$6,108	$167,381	$127,836	$135,658	$17,331	$—	$120,897	$16,480,747
348,953	2,313,613	1,299,389	754,117	1,125,036	291,129	568,701	—
176,311	2,602,676	1,349,668	1,266,935	1,298,967	179,834	741,815	—
531,372	5,083,670	2,776,893	2,156,710	2,441,334	470,963	1,431,413	16,480,747

119,806	1,202,665	481,527	301,375	835,639	123,186	137,670	903,472
1,494	3,968	597	3,258	5,228	7,580	938
2,433	40,187	18,830	12,517	14,414	2,225	4,126
15,242	166,296	76,878	56,555	117,403	9,905	22,470
							224,734
17,735	36,088	26,576	24,578	29,971	17,825	21,423	51,681
15,974	145,314	69,217	53,234	96,377	16,425	32,548	229,748
1,021	8,445	4,006	3,116	5,495	1,047	1,856	624
8,637	7,976	8,636	8,636	8,636	8,637	8,072	7,571
3,223	3,223	3,223	3,223	3,223	3,223	3,223	3,204
1,565	17,447	7,821	6,017	10,794	1,654	3,429	27,283
329	4,928	2,454	2,291	3,188	446	1,012	3,719
3,113	8,267	1,243	6,787	10,893	12,632	2,931
2,288	5,476	819	3,038	4,976	3,095	1,740
6	272	97	95	155	30	96
1,499	97,838	44,269	32,661	52,734	3,393	18,454
476	8,128	4,239	4,295	5,312	775	1,644	1,677
22,645	28,627	23,568	24,072	34,068	23,078	23,268	6,501
741	7,285	3,440	2,546	5,265	705	1,506	20,663
3,761	3,761	3,761	3,761	3,761	3,761	3,761	3,761
14,268	21,342	17,023	16,228	18,067	14,256	15,013	34,528
236,256	1,817,533	798,224	568,283	1,265,599	253,878	305,180	1,519,166

—	—	—	—	(100,274)	—	(37,859)	(903,472)
—	—	—	—	—	—	—	—

236,256	1,817,533	798,224	568,283	1,165,325	253,878	267,321	615,694

295,116	3,266,137	1,978,669	1,588,427	1,276,009	217,085	1,164,092	15,865,053

230,153	1,162,462	(459,781)	(1,490,584)	2,637,646	2,177,048	(896,850)	2,809
416	12,655	3,651	(620)	6,250	(494)	367	—
513,606	(3,481,832)	(525,367)	(430,177)	1,865,632	346,233	—	—
744,175	(2,306,715)	(981,497)	(1,921,381)	4,509,528	2,522,787	(896,483)	2,809

1,464,644	21,911,771	6,301,393	4,440,233	20,417,590	(916,266)	1,139,449	(26,932)
(373)	(13,850)	(6,482)	(2,314)	(5,504)	509	(618)	—
330,858	(1,282,110)	190,056	(53,289)	610,073	707,588	—	—
1,795,129	20,615,811	6,484,967	4,384,630	21,022,159	(208,169)	1,138,831	(26,932)

2,539,304	18,309,096	5,503,470	2,463,249	25,531,687	2,314,618	242,348	(24,123)

$2,834,420	$21,575,233	$7,482,139	$4,051,676	$26,807,696	$2,531,703	$1,406,440	$15,840,930

The accompanying notes are an integral part of these financial statements.

2023 Semi-Annual Report | June 30, 2023	Page 47

Statements of Changes in Net Assets For the Six Months Ended June 30, 2023 (unaudited) and the Year Ended December 31, 2022

	Muirfield Fund		Spectrum Fund
	2023	2022	2023	2022
Operations
Net investment income (loss)	$6,021,091	$4,192,165	$1,697,174	$946,417
Net realized gains (losses) from investment transactions, futures contracts, and distributions of long-term realized gains by other investment companies	5,794,229	10,647,459	4,840,059	6,200,023
Net change in unrealized appreciation (depreciation) of investment transactions and futures contracts	41,281,770	(96,853,122)	8,898,322	(30,701,279)
Net change in net assets resulting from operations	53,097,090	(82,013,498)	15,435,555	(23,554,839)

Distributions to Shareholders
Retail Class	(236,152)	(1,037,037)	(9,487)	(48,367)
Adviser Class	(665,007)	(2,518,745)	(243,411)	(916,716)
Institutional Class	(3,701,968)	(13,506,315)	(956,321)	(4,076,838)
Money Market Fund
Change in net assets resulting from distributions	(4,603,127)	(17,062,097)	(1,209,219)	(5,041,921)

Capital Transactions:
Issued	75,277,980	173,001,385	13,450,326	34,617,151
Reinvested	4,548,434	16,522,225	1,207,942	5,015,633
Redeemed	(65,053,200)	(174,842,415)	(20,441,009)	(37,981,293)
Net change in net assets resulting from capital transactions	14,773,214	14,681,195	(5,782,741)	1,651,491

Total Change in Net Assets	63,267,177	(84,394,400)	8,443,595	(26,945,269)

Net Assets - Beginning of Year	636,077,166	720,471,566	184,158,485	211,103,754

Net Assets - End of Period/Year	$699,344,343	$636,077,166	$192,602,080	$184,158,485

Share Transactions:
Issued	8,755,386	19,687,102	1,075,167	2,699,636
Reinvested	514,646	1,938,275	93,677	406,298
Redeemed	(7,544,867)	(20,301,814)	(1,631,660)	(2,977,091)
Net change in shares	1,725,165	1,323,563	(462,816)	128,843

The accompanying notes are an integral part of these financial statements.

Page 48	2023 Semi-Annual Report | June 30, 2023

Global Allocation Fund		Balanced Fund		Moderate Allocation Fund		Conservative Allocation Fund
2023	2022	2023	2022	2023	2022	2023	2022

$295,116	$81,828	$3,266,137	$3,063,016	$1,978,669	$1,794,800	$1,588,427	$1,650,473
744,175	(908,957)	(2,306,715)	(5,472,333)	(981,497)	(4,912,396)	(1,921,381)	(4,554,048)
1,795,129	(4,901,505)	20,615,811	(39,784,367)	6,484,967	(15,175,162)	4,384,630	(10,543,725)
2,834,420	(5,728,634)	21,575,233	(42,193,684)	7,482,139	(18,292,758)	4,051,676	(13,447,300)

(14,071)	(18,338)	(47,103)	(235,650)	(9,620)	(29,590)	(61,241)	(97,079)
(31,229)	(31,247)	(556,367)	(2,483,575)	(362,153)	(913,063)	(278,574)	(418,971)
(190,700)	(190,868)	(2,286,182)	(10,529,353)	(1,456,657)	(3,734,734)	(1,203,330)	(1,819,093)

(236,000)	(240,453)	(2,889,652)	(13,248,578)	(1,828,430)	(4,677,387)	(1,543,145)	(2,335,143)

2,790,830	4,937,882	29,886,451	72,790,300	11,867,064	32,951,993	9,463,443	26,477,489
235,905	239,130	2,879,663	13,138,981	1,822,196	4,649,341	1,538,705	2,320,415
(4,854,938)	(12,802,206)	(42,684,061)	(72,023,363)	(17,379,519)	(29,867,265)	(16,678,951)	(27,078,721)
(1,828,203)	(7,625,194)	(9,917,947)	13,905,918	(3,690,259)	7,734,069	(5,676,803)	1,719,183

770,217	(13,594,281)	8,767,634	(41,536,344)	1,963,450	(15,236,076)	(3,168,272)	(14,063,260)

31,661,518	45,255,799	345,713,480	387,249,824	158,522,168	173,758,244	120,406,323	134,469,583

$32,431,735	$31,661,518	$354,481,114	$345,713,480	$160,485,618	$158,522,168	$117,238,051	$120,406,323

263,429	476,289	2,510,600	5,868,495	1,055,323	2,818,277	439,717	1,191,691
21,750	23,319	238,067	1,115,552	160,756	419,117	71,434	109,084
(459,558)	(1,255,187)	(3,577,628)	(5,847,014)	(1,544,930)	(2,563,757)	(775,737)	(1,220,358)
(174,379)	(755,579)	(828,961)	1,137,033	(328,851)	673,637	(264,586)	80,417

The accompanying notes are an integral part of these financial statements.

2023 Semi-Annual Report | June 30, 2023	Page 49

Statements of Changes in Net Assets For the Six Months Ended June 30, 2023 (unaudited) and the Year Ended December 31, 2022

	Dynamic Allocation Fund
	2023	2022
Operations
Net investment income (loss)	$1,276,009	$1,141,553
Net realized gains (losses) from investment transactions, futures contracts, and distributions of long-term realized gains by other investment companies	4,509,528	(7,144,258)
Net change in unrealized appreciation (depreciation) of investment transactions and futures contracts	21,022,159	(31,379,715)
Net change in net assets resulting from operations	26,807,696	(37,382,420)

Distributions to Shareholders
Retail Class	(23,704)	(277,373)
Adviser Class	(96,940)	(821,467)
Institutional Class	(809,600)	(6,547,141)
Money Market Fund
Change in net assets resulting from distributions	(930,244)	(7,645,981)

Capital Transactions:
Issued	30,131,974	59,839,928
Reinvested	927,017	7,577,815
Redeemed	(26,068,139)	(45,104,562)
Net change in net assets resulting from capital transactions	4,990,852	22,313,181

Total Change in Net Assets	30,868,304	(22,715,220)

Net Assets - Beginning of Year	215,016,195	237,731,415

Net Assets - End of Period/Year	$245,884,499	$215,016,195

Share Transactions:
Issued	2,467,604	4,841,994
Reinvested	72,876	633,922
Redeemed	(2,140,424)	(3,687,590)
Net change in shares	400,056	1,788,326

The accompanying notes are an integral part of these financial statements.

Page 50	2023 Semi-Annual Report | June 30, 2023

Quantex Fund		Tactical Income Fund		Institutional Prime Money Market Fund
2023	2022	2023	2022	2023	2022

$217,085	$95,229	$1,164,092	$1,121,035	$15,865,053	$11,476,246
2,522,787	(801,148)	(896,483)	(3,422,380)	2,809	757
(208,169)	(4,793,158)	1,138,831	(1,705,580)	(26,932)	(93,978)
2,531,703	(5,499,077)	1,406,440	(4,006,925)	15,840,930	11,383,025

(55,168)	(354,444)	(38,341)	(32,054)
(20,703)	(96,619)	(185,389)	(175,671)
(89,026)	(426,957)	(998,548)	(917,046)
				(15,865,053)	(11,475,492)
(164,897)	(878,020)	(1,222,278)	(1,124,771)	(15,865,053)	(11,475,492)

2,422,602	3,580,398	8,173,542	18,954,073	385,638,850	1,037,794,871
159,542	869,434	1,220,027	1,122,527	1,000,351	685,718
(2,823,626)	(7,932,328)	(8,829,363)	(16,959,409)	(437,705,641)	(972,298,987)
(241,482)	(3,482,496)	564,206	3,117,191	(51,066,440)	66,181,602

2,125,324	(9,859,593)	748,368	(2,014,505)	(51,090,563)	66,089,135

32,167,299	42,026,892	67,326,611	69,341,116	693,082,546	626,993,411

$34,292,623	$32,167,299	$68,074,979	$67,326,611	$641,991,983	$693,082,546

72,227	102,272	907,386	2,059,279	385,621,712	1,038,099,219
4,619	28,783	135,728	124,210	1,000,302	685,953
(82,681)	(225,437)	(981,274)	(1,845,711)	(437,696,347)	(972,566,847)
(5,835)	(94,382)	61,840	337,778	(51,074,333)	66,218,325

The accompanying notes are an integral part of these financial statements.

2023 Semi-Annual Report | June 30, 2023	Page 51

Financial Highlights For the Six Months Ended June 30, 2023 (unaudited) and the Years Ended December 31,

		Income from Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (5)	Net gains (losses) on securities and futures (both realized and unrealized)	Total from Investment Operations	From Net Investment Income	From Net Capital Gains	From Return of Capital	Total Distributions
Muirfield Fund - Retail Class (1)(2)(3)(4)
2023	$8.24	0.07	0.60	0.67	(0.05)	0.00	0.00	(0.05)
2022	$9.53	0.03	(1.09)	(1.06)	(0.06)	(0.17)	0.00	(0.23)
2021	$8.20	(0.01)	1.66	1.65	(0.07)	(0.25)	0.00	(0.32)
2020	$7.91	0.03	0.31	0.34	(0.05)	0.00	0.00	(0.05)
2019	$7.16	0.07	0.89	0.96	(0.03)	(0.18)	0.00	(0.21)
2018	$7.54	0.04	(0.31)	(0.27)	(0.04)	(0.07)	0.00	(0.11)
Muirfield Fund - Adviser Class (1)(2)(3)(4)
2023	$8.36	0.08	0.61	0.69	(0.06)	0.00	0.00	(0.06)
2022	$9.63	0.06	(1.10)	(1.04)	(0.06)	(0.17)	0.00	(0.23)
2021	$8.26	0.03	1.67	1.70	(0.08)	(0.25)	0.00	(0.33)
2020	$7.97	0.05	0.31	0.36	(0.07)	0.00	0.00	(0.07)
2019	$7.20	0.09	0.90	0.99	(0.04)	(0.18)	0.00	(0.22)
2018	$7.57	0.06	(0.31)	(0.25)	(0.05)	(0.07)	0.00	(0.12)
Muirfield Fund - Institutional Class (1)(2)(3)(4)
2023	$8.37	0.08	0.61	0.69	(0.06)	0.00	0.00	(0.06)
2022	$9.65	0.06	(1.11)	(1.05)	(0.06)	(0.17)	0.00	(0.23)
2021	$8.28	0.03	1.66	1.69	(0.07)	(0.25)	0.00	(0.32)
2020	$7.99	0.05	0.31	0.36	(0.07)	0.00	0.00	(0.07)
2019	$7.21	0.10	0.90	1.00	(0.04)	(0.18)	0.00	(0.22)
2018	$7.57	0.08	(0.31)	(0.23)	(0.06)	(0.07)	0.00	(0.13)
Spectrum Fund - Retail Class (1)(2)(3)(4)
2023	$11.95	0.09	0.91	1.00	(0.06)	0.00	0.00	(0.06)
2022	$13.88	0.01	(1.61)	(1.60)	(0.09)	(0.24)	0.00	(0.33)
2021	$12.15	(0.06)	2.56	2.50	(0.03)	(0.74)	0.00	(0.77)
2020	$12.19	(0.00)	(0.03)	(0.03)	(0.01)	0.00	0.00	(0.01)
2019	$10.89	0.04	1.38	1.42	(0.01)	(0.11)	0.00	(0.12)
2018	$11.48	0.03	(0.49)	(0.46)	0.00	(0.13)	0.00	(0.13)
Spectrum Fund - Adviser Class (1)(2)(3)(4)
2023	$12.08	0.12	0.92	1.04	(0.09)	0.00	0.00	(0.09)
2022	$13.96	0.07	(1.62)	(1.55)	(0.09)	(0.24)	0.00	(0.33)
2021	$12.17	0.02	2.54	2.56	(0.03)	(0.74)	0.00	(0.77)
2020	$12.27	0.03	(0.02)	0.01	(0.11)	0.00	0.00	(0.11)
2019	$10.95	0.07	1.37	1.44	(0.01)	(0.11)	0.00	(0.12)
2018	$11.53	0.06	(0.48)	(0.42)	(0.03)	(0.13)	0.00	(0.16)
Spectrum Fund - Institutional Class (1)(2)(3)(4)
2023	$12.11	0.11	0.93	1.04	(0.08)	0.00	0.00	(0.08)
2022	$14.01	0.06	(1.62)	(1.56)	(0.10)	(0.24)	0.00	(0.34)
2021	$12.22	0.01	2.55	2.56	(0.03)	(0.74)	0.00	(0.77)
2020	$12.31	0.04	(0.02)	0.02	(0.11)	0.00	0.00	(0.11)
2019	$10.96	0.09	1.38	1.47	(0.01)	(0.11)	0.00	(0.12)
2018	$11.54	0.08	(0.49)	(0.41)	(0.04)	(0.13)	0.00	(0.17)

See footnotes on pages 60 and 61.

The accompanying notes are an integral part of these financial statements.

Page 52	2023 Semi-Annual Report | June 30, 2023

		Ratios/ Supplemental Data
Net Asset Value, End of Period	Total Return (Assumes Reinvestment of Distributions)	Net Assets, End of Period ($000)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets After Fee Reductions (6)	Ratio of Expenses to Average Net Assets Before Fee Reductions (7)	Portfolio Turnover Rate

$8.86	8.14%	$41,864	1.56%	1.20%	1.20%	139%
$8.24	(11.19%)	$38,206	0.37%	1.20%	1.20%	267%
$9.53	20.20%	$43,353	(0.06%)	1.21%	1.21%	197%
$8.20	4.36%	$134,240	0.35%	1.28%	1.28%	225%
$7.91	13.53%	$189,105	0.94%	1.28%	1.28%	222%
$7.16	(3.66%)	$203,287	0.54%	1.32%	1.32%	225%

$8.99	8.27%	$99,874	1.89%	0.87%	0.87%	139%
$8.36	(10.85%)	$94,282	0.71%	0.87%	0.87%	267%
$9.63	20.61%	$104,300	0.33%	0.90%	0.90%	197%
$8.26	4.67%	$48,953	0.64%	0.98%	0.98%	225%
$7.97	13.81%	$60,024	1.14%	1.09%	1.09%	222%
$7.20	(3.39%)	$61,159	0.79%	1.10%	1.17%	225%

$9.00	8.26%	$557,607	1.81%	0.95%	0.95%	139%
$8.37	(10.93%)	$503,589	0.63%	0.94%	0.95%	267%
$9.65	20.55%	$572,819	0.27%	0.94%	0.95%	197%
$8.28	4.66%	$390,632	0.73%	0.88%	0.97%	225%
$7.99	14.01%	$432,299	1.35%	0.87%	0.98%	222%
$7.21	(3.17%)	$346,563	1.00%	0.90%	0.98%	225%

$12.89	8.38%	$2,180	1.41%	1.53%	1.53%	145%
$11.95	(11.52%)	$1,715	0.08%	1.52%	1.52%	289%
$13.88	20.58%	$2,526	(0.43%)	1.49%	1.49%	200%
$12.15	(0.23%)	$36,604	(0.04%)	1.73%	1.73%	182%
$12.19	13.03%	$51,060	0.37%	1.77%	1.77%	74%
$10.89	(3.97%)	$51,083	0.26%	1.89%	1.89%	97%

$13.03	8.62%	$35,271	1.86%	1.08%	1.08%	145%
$12.08	(11.08%)	$33,536	0.56%	1.08%	1.08%	289%
$13.96	21.07%	$38,190	0.11%	1.09%	1.09%	200%
$12.17	0.18%	$12,475	0.32%	1.36%	1.36%	182%
$12.27	13.17%	$15,564	0.63%	1.51%	1.51%	74%
$10.95	(3.67%)	$14,486	0.49%	1.70%	1.70%	97%

$13.07	8.60%	$155,151	1.79%	1.15%	1.15%	145%
$12.11	(11.19%)	$148,907	0.49%	1.15%	1.15%	289%
$14.01	20.98%	$170,388	0.05%	1.13%	1.13%	200%
$12.22	0.25%	$136,200	0.33%	1.32%	1.33%	182%
$12.31	13.44%	$146,443	0.77%	1.38%	1.40%	74%
$10.96	(3.51%)	$117,166	0.71%	1.50%	1.50%	97%

See footnotes on pages 60 and 61.

The accompanying notes are an integral part of these financial statements.

2023 Semi-Annual Report | June 30, 2023	Page 53

Financial Highlights For the Six Months Ended June 30, 2023 (unaudited) and the Years Ended December 31,

		Income from Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (5)	Net gains (losses) on securities and futures (both realized and unrealized)	Total from Investment Operations	From Net Investment Income	From Net Capital Gains	From Return of Capital	Total Distributions
Global Allocation Fund - Retail Class (1)(2)(3)(4)
2023	$9.98	0.08	0.81	0.89	(0.06)	0.00	0.00	(0.06)
2022	$11.55	(0.02)	(1.47)	(1.49)	(0.03)	(0.05)	0.00	(0.08)
2021	$11.40	(0.08)	1.52	1.44	0.00	(1.29)	0.00	(1.29)
2020	$11.32	(0.02)	0.35	0.33	0.00	(0.25)	0.00	(0.25)
2019	$10.22	0.08	1.26	1.34	(0.04)	(0.20)	0.00	(0.24)
2018	$11.53	0.05	(0.85)	(0.80)	(0.06)	(0.45)	0.00	(0.51)
Global Allocation Fund - Adviser Class (1)(2)(3)(4)
2023	$10.08	0.10	0.83	0.93	(0.09)	0.00	0.00	(0.09)
2022	$11.61	0.03	(1.48)	(1.45)	(0.03)	(0.05)	0.00	(0.08)
2021	$11.42	(0.02)	1.50	1.48	0.00	(1.29)	0.00	(1.29)
2020	$11.35	0.01	0.37	0.38	(0.06)	(0.25)	0.00	(0.31)
2019	$10.24	0.11	1.25	1.36	(0.05)	(0.20)	0.00	(0.25)
2018	$11.54	0.09	(0.86)	(0.77)	(0.08)	(0.45)	0.00	(0.53)
Global Allocation Fund - Institutional Class (1)(2)(3)(4)
2023	$10.05	0.10	0.82	0.92	(0.08)	0.00	0.00	(0.08)
2022	$11.58	0.03	(1.48)	(1.45)	(0.03)	(0.05)	0.00	(0.08)
2021	$11.38	(0.02)	1.51	1.49	0.00	(1.29)	0.00	(1.29)
2020	$11.36	0.02	0.35	0.37	(0.10)	(0.25)	0.00	(0.35)
2019	$10.24	0.13	1.26	1.39	(0.07)	(0.20)	0.00	(0.27)
2018	$11.55	0.11	(0.86)	(0.75)	(0.11)	(0.45)	0.00	(0.56)
Balanced Fund - Retail Class (1)(2)(3)(4)
2023	$11.50	0.09	0.62	0.71	(0.08)	0.00	0.00	(0.08)
2022	$13.42	0.06	(1.55)	(1.49)	(0.23)	(0.20)	0.00	(0.43)
2021	$12.82	(0.01)	1.71	1.70	(0.16)	(0.94)	0.00	(1.10)
2020	$12.26	0.08	0.56	0.64	(0.08)	0.00	0.00	(0.08)
2019	$11.08	0.16	1.20	1.36	(0.09)	(0.09)	0.00	(0.18)
2018	$11.61	0.12	(0.49)	(0.37)	(0.10)	(0.06)	0.00	(0.16)
Balanced Fund - Adviser Class (1)(2)(3)(4)
2023	$11.62	0.11	0.63	0.74	(0.10)	0.00	0.00	(0.10)
2022	$13.53	0.11	(1.57)	(1.46)	(0.25)	(0.20)	0.00	(0.45)
2021	$12.92	0.11	1.66	1.77	(0.22)	(0.94)	0.00	(1.16)
2020	$12.35	0.13	0.56	0.69	(0.12)	0.00	0.00	(0.12)
2019	$11.15	0.19	1.21	1.40	(0.11)	(0.09)	0.00	(0.20)
2018	$11.68	0.15	(0.49)	(0.34)	(0.13)	(0.06)	0.00	(0.19)
Balanced Fund - Institutional Class (1)(2)(3)(4)
2023	$11.64	0.11	0.63	0.74	(0.10)	0.00	0.00	(0.10)
2022	$13.56	0.11	(1.58)	(1.47)	(0.25)	(0.20)	0.00	(0.45)
2021	$12.94	0.10	1.67	1.77	(0.21)	(0.94)	0.00	(1.15)
2020	$12.36	0.14	0.55	0.69	(0.11)	0.00	0.00	(0.11)
2019	$11.15	0.21	1.21	1.42	(0.12)	(0.09)	0.00	(0.21)
2018	$11.68	0.18	(0.51)	(0.33)	(0.14)	(0.06)	0.00	(0.20)

See footnotes on pages 60 and 61.

The accompanying notes are an integral part of these financial statements.

Page 54	2023 Semi-Annual Report | June 30, 2023

		Ratios/ Supplemental Data
Net Asset Value, End of Period	Total Return (Assumes Reinvestment of Distributions)	Net Assets, End of Period ($000)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets After Fee Reductions (6)	Ratio of Expenses to Average Net Assets Before Fee Reductions (7)	Portfolio Turnover Rate

$10.81	8.92%	$2,540	1.46%	1.87%	1.87%	90%
$9.98	(12.94%)	$2,399	(0.18%)	1.81%	1.81%	243%
$11.55	12.58%	$3,567	(0.63%)	1.72%	1.72%	173%
$11.40	2.96%	$9,001	(0.25%)	1.74%	1.74%	179%
$11.32	13.17%	$11,154	0.76%	1.68%	1.68%	185%
$10.22	(6.94%)	$13,810	0.47%	1.63%	1.63%	163%

$10.92	9.23%	$3,749	1.86%	1.43%	1.43%	90%
$10.08	(12.52%)	$4,088	0.28%	1.37%	1.37%	243%
$11.61	12.90%	$5,099	(0.14%)	1.31%	1.31%	173%
$11.42	3.42%	$1,740	0.09%	1.40%	1.40%	179%
$11.35	13.34%	$1,772	1.01%	1.45%	1.45%	185%
$10.24	(6.73%)	$1,624	0.75%	1.44%	1.44%	163%

$10.89	9.16%	$26,143	1.88%	1.45%	1.45%	90%
$10.05	(12.56%)	$25,175	0.25%	1.37%	1.37%	243%
$11.58	13.05%	$36,590	(0.16%)	1.30%	1.30%	173%
$11.38	3.43%	$34,841	0.17%	1.31%	1.31%	179%
$11.36	13.66%	$38,497	1.19%	1.25%	1.25%	185%
$10.24	(6.57%)	$42,976	0.94%	1.20%	1.20%	163%

$12.13	6.19%	$7,153	1.51%	1.39%	1.39%	116%
$11.50	(11.09%)	$6,117	0.48%	1.39%	1.39%	365%
$13.42	13.23%	$7,086	(0.09%)	1.36%	1.36%	205%
$12.82	5.27%	$75,449	0.65%	1.41%	1.41%	189%
$12.26	12.29%	$92,815	1.34%	1.41%	1.41%	180%
$11.08	(3.25%)	$90,133	1.06%	1.43%	1.43%	218%

$12.26	6.38%	$67,900	1.93%	0.97%	0.97%	116%
$11.62	(10.77%)	$65,668	0.89%	0.97%	0.97%	365%
$13.53	13.71%	$71,034	0.78%	0.97%	0.97%	205%
$12.92	5.66%	$18,699	1.03%	1.04%	1.04%	189%
$12.35	12.59%	$20,182	1.61%	1.14%	1.14%	180%
$11.15	(2.99%)	$19,301	1.31%	1.21%	1.23%	218%

$12.28	6.37%	$279,428	1.86%	1.04%	1.04%	116%
$11.64	(10.80%)	$273,928	0.86%	1.00%	1.05%	365%
$13.56	13.71%	$309,130	0.69%	1.00%	1.02%	205%
$12.94	5.71%	$302,350	1.09%	0.98%	1.03%	189%
$12.36	12.77%	$295,200	1.79%	0.96%	1.04%	180%
$11.15	(2.85%)	$239,375	1.51%	1.02%	1.05%	218%

See footnotes on pages 60 and 61.

The accompanying notes are an integral part of these financial statements.

2023 Semi-Annual Report | June 30, 2023	Page 55

Financial Highlights For the Six Months Ended June 30, 2023 (unaudited) and the Years Ended December 31,

		Income from Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (5)	Net gains (losses) on securities and futures (both realized and unrealized)	Total from Investment Operations	From Net Investment Income	From Net Capital Gains	From Return of Capital	Total Distributions
Moderate Allocation Fund - Retail Class (1)(2)(3)(4)
2023	$10.97	0.12	0.38	0.50	(0.12)	0.00	0.00	(0.12)
2022	$12.64	0.08	(1.43)	(1.35)	(0.24)	(0.08)	0.00	(0.32)
2021	$12.37	(0.02)	1.10	1.08	(0.05)	(0.76)	0.00	(0.81)
2020	$11.85	0.13	0.52	0.65	(0.13)	0.00	0.00	(0.13)
2019	$10.84	0.20	1.00	1.20	(0.19)	0.00	0.00	(0.19)
2018	$11.66	0.18	(0.48)	(0.30)	(0.16)	(0.36)	0.00	(0.52)
Moderate Allocation Fund - Adviser Class (1)(2)(3)(4)
2023	$11.01	0.14	0.39	0.53	(0.13)	0.00	0.00	(0.13)
2022	$12.66	0.14	(1.45)	(1.31)	(0.26)	(0.08)	0.00	(0.34)
2021	$12.39	0.16	0.97	1.13	(0.10)	(0.76)	0.00	(0.86)
2020	$11.86	0.17	0.53	0.70	(0.17)	0.00	0.00	(0.17)
2019	$10.85	0.24	1.00	1.24	(0.23)	0.00	0.00	(0.23)
2018	$11.66	0.21	(0.49)	(0.28)	(0.17)	(0.36)	0.00	(0.53)
Moderate Allocation Fund - Institutional Class (1)(2)(3)(4)
2023	$11.03	0.14	0.38	0.52	(0.13)	0.00	0.00	(0.13)
2022	$12.68	0.13	(1.44)	(1.31)	(0.26)	(0.08)	0.00	(0.34)
2021	$12.42	0.14	0.98	1.12	(0.10)	(0.76)	0.00	(0.86)
2020	$11.89	0.17	0.53	0.70	(0.17)	0.00	0.00	(0.17)
2019	$10.88	0.25	1.00	1.25	(0.24)	0.00	0.00	(0.24)
2018	$11.68	0.23	(0.48)	(0.25)	(0.19)	(0.36)	0.00	(0.55)
Conservative Allocation Fund - Retail Class (1)(2)(3)(4)
2023	$20.85	0.25	0.44	0.69	(0.24)	0.00	0.00	(0.24)
2022	$23.64	0.22	(2.64)	(2.42)	(0.25)	(0.12)	0.00	(0.37)
2021	$23.91	0.22	0.89	1.11	(0.24)	(1.14)	0.00	(1.38)
2020	$22.85	0.37	1.04	1.41	(0.35)	0.00	0.00	(0.35)
2019	$21.18	0.51	1.65	2.16	(0.49)	0.00	0.00	(0.49)
2018	$22.54	0.46	(1.04)	(0.58)	(0.40)	(0.38)	0.00	(0.78)
Conservative Allocation Fund - Adviser Class (1)(2)(3)(4)
2023	$21.11	0.29	0.44	0.73	(0.30)	0.00	0.00	(0.30)
2022	$23.91	0.31	(2.69)	(2.38)	(0.30)	(0.12)	0.00	(0.42)
2021	$24.21	0.41	0.81	1.22	(0.38)	(1.14)	0.00	(1.52)
2020	$23.13	0.46	1.06	1.52	(0.44)	0.00	0.00	(0.44)
2019	$21.44	0.57	1.67	2.24	(0.55)	0.00	0.00	(0.55)
2018	$22.82	0.52	(1.08)	(0.56)	(0.44)	(0.38)	0.00	(0.82)
Conservative Allocation Fund - Institutional Class (1)(2)(3)(4)
2023	$21.15	0.28	0.45	0.73	(0.28)	0.00	0.00	(0.28)
2022	$23.96	0.29	(2.69)	(2.40)	(0.29)	(0.12)	0.00	(0.41)
2021	$24.26	0.38	0.81	1.19	(0.35)	(1.14)	0.00	(1.49)
2020	$23.18	0.46	1.06	1.52	(0.44)	0.00	0.00	(0.44)
2019	$21.49	0.59	1.68	2.27	(0.58)	0.00	0.00	(0.58)
2018	$22.85	0.56	(1.07)	(0.51)	(0.47)	(0.38)	0.00	(0.85)

See footnotes on pages 60 and 61.

The accompanying notes are an integral part of these financial statements.

Page 56	2023 Semi-Annual Report | June 30, 2023

		Ratios/ Supplemental Data
Net Asset Value, End of Period	Total Return (Assumes Reinvestment of Distributions)	Net Assets, End of Period ($000)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets After Fee Reductions (6)	Ratio of Expenses to Average Net Assets Before Fee Reductions (7)	Portfolio Turnover Rate

$11.35	4.57%	$830	2.12%	1.35%	1.35%	106%
$10.97	(10.75%)	$1,033	0.73%	1.36%	1.36%	446%
$12.64	8.74%	$1,190	(0.22%)	1.34%	1.34%	211%
$12.37	5.55%	$30,930	1.00%	1.38%	1.38%	160%
$11.85	11.13%	$35,460	1.73%	1.38%	1.38%	155%
$10.84	(2.60%)	$32,502	1.51%	1.39%	1.44%	213%

$11.41	4.83%	$32,070	2.52%	0.94%	0.94%	106%
$11.01	(10.39%)	$30,879	1.18%	0.94%	0.94%	446%
$12.66	9.15%	$29,781	1.13%	0.94%	0.94%	211%
$12.39	6.04%	$9,823	1.39%	1.00%	1.00%	160%
$11.86	11.45%	$10,080	2.00%	1.11%	1.11%	155%
$10.85	(2.47%)	$9,480	1.78%	1.19%	1.24%	213%

$11.42	4.73%	$127,586	2.45%	1.01%	1.01%	106%
$11.03	(10.39%)	$126,610	1.09%	1.00%	1.00%	446%
$12.68	9.05%	$142,788	1.01%	0.99%	0.99%	211%
$12.42	6.02%	$135,512	1.40%	0.99%	0.99%	160%
$11.89	11.52%	$132,500	2.10%	1.01%	1.01%	155%
$10.88	(2.20%)	$119,881	1.97%	1.01%	1.05%	213%

$21.30	3.32%	$5,465	2.34%	1.23%	1.23%	99%
$20.85	(10.24%)	$5,328	1.01%	1.21%	1.21%	543%
$23.64	4.64%	$6,879	0.78%	1.22%	1.23%	210%
$23.91	6.28%	$29,034	1.46%	1.28%	1.28%	139%
$22.85	10.25%	$31,688	2.19%	1.28%	1.28%	136%
$21.18	(2.62%)	$30,759	2.09%	1.27%	1.38%	185%

$21.54	3.46%	$19,508	2.71%	0.87%	0.87%	99%
$21.11	(9.94%)	$21,189	1.40%	0.87%	0.87%	543%
$23.91	5.04%	$22,283	1.56%	0.87%	0.88%	210%
$24.21	6.69%	$7,082	1.85%	0.92%	0.92%	139%
$23.13	10.51%	$6,787	2.44%	1.04%	1.04%	136%
$21.44	(2.50%)	$6,110	2.29%	1.12%	1.22%	185%

$21.60	3.46%	$92,265	2.64%	0.94%	0.94%	99%
$21.15	(10.00%)	$93,889	1.33%	0.94%	0.94%	543%
$23.96	4.94%	$105,307	1.42%	0.92%	0.93%	210%
$24.26	6.68%	$105,403	1.87%	0.92%	0.92%	139%
$23.18	10.61%	$99,456	2.54%	0.94%	0.94%	136%
$21.49	(2.28%)	$92,412	2.50%	0.92%	1.04%	185%

See footnotes on pages 60 and 61.

The accompanying notes are an integral part of these financial statements.

2023 Semi-Annual Report | June 30, 2023	Page 57

Financial Highlights For the Six Months Ended June 30, 2023 (unaudited) and the Years Ended December 31,

		Income from Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (5)	Net gains (losses) on securities and futures (both realized and unrealized)	Total from Investment Operations	From Net Investment Income	From Net Capital Gains	From Return of Capital	Total Distributions
Dynamic Allocation Fund - Retail Class (1)(2)(3)(4)
2023	$11.36	0.05	1.34	1.39	(0.03)	0.00	0.00	(0.03)
2022	$13.93	0.03	(2.18)	(2.15)	(0.06)	(0.36)	0.00	(0.42)
2021	$13.39	(0.03)	2.65	2.62	(0.08)	(2.00)	0.00	(2.08)
2020	$11.87	0.03	1.79	1.82	(0.03)	(0.27)	0.00	(0.30)
2019	$9.79	0.11	2.23	2.34	(0.08)	(0.18)	0.00	(0.26)
2018	$10.85	0.07	(1.00)	(0.93)	(0.06)	(0.07)	0.00	(0.13)
Dynamic Allocation Fund - Adviser Class (1)(2)(3)(4)
2023	$11.52	0.07	1.36	1.43	(0.05)	0.00	0.00	(0.05)
2022	$14.07	0.07	(2.20)	(2.13)	(0.06)	(0.36)	0.00	(0.42)
2021	$13.46	0.04	2.65	2.69	(0.08)	(2.00)	0.00	(2.08)
2020	$11.91	0.07	1.81	1.88	(0.06)	(0.27)	0.00	(0.33)
2019	$9.82	0.13	2.24	2.37	(0.10)	(0.18)	0.00	(0.28)
2018	$10.88	0.09	(1.00)	(0.91)	(0.08)	(0.07)	0.00	(0.15)
Dynamic Allocation Fund - Institutional Class (1)(2)(3)(4)
2023	$11.49	0.07	1.35	1.42	(0.05)	0.00	0.00	(0.05)
2022	$14.04	0.06	(2.19)	(2.13)	(0.06)	(0.36)	0.00	(0.42)
2021	$13.45	0.03	2.64	2.67	(0.08)	(2.00)	0.00	(2.08)
2020	$11.90	0.08	1.80	1.88	(0.06)	(0.27)	0.00	(0.33)
2019	$9.82	0.15	2.23	2.38	(0.12)	(0.18)	0.00	(0.30)
2018	$10.86	0.12	(1.00)	(0.88)	(0.09)	(0.07)	0.00	(0.16)
Quantex Fund - Retail Class (1)(2)(3)(4)
2023	$32.58	0.20	2.30	2.50	(0.15)	0.00	0.00	(0.15)
2022	$38.89	0.05	(5.47)	(5.42)	(0.89)	0.00	0.00	(0.89)
2021	$35.64	(0.02)	9.77	9.75	(0.02)	(6.48)	0.00	(6.50)
2020	$37.91	0.20	(2.28)	(2.08)	(0.19)	0.00	0.00	(0.19)
2019	$32.22	0.19	5.75	5.94	(0.25)	0.00	0.00	(0.25)
2018	$36.76	(0.01)	(4.53)	(4.54)	0.00	0.00	0.00	0.00
Quantex Fund - Adviser Class (1)(2)(3)(4)
2023	$32.88	0.24	2.33	2.57	(0.19)	0.00	0.00	(0.19)
2022	$39.15	0.13	(5.51)	(5.38)	(0.89)	0.00	0.00	(0.89)
2021	$35.75	0.13	9.77	9.90	(0.02)	(6.48)	0.00	(6.50)
2020	$38.01	0.23	(2.28)	(2.05)	(0.21)	0.00	0.00	(0.21)
2019	$32.28	0.24	5.76	6.00	(0.27)	0.00	0.00	(0.27)
2018	$36.78	0.10	(4.60)	(4.50)	0.00	0.00	0.00	0.00
Quantex - Institutional Class (1)(2)(3)(4)
2023	$32.80	0.24	2.32	2.56	(0.18)	0.00	0.00	(0.18)
2022	$39.07	0.12	(5.50)	(5.38)	(0.89)	0.00	0.00	(0.89)
2021	$35.70	0.09	9.78	9.87	(0.02)	(6.48)	0.00	(6.50)
2020	$38.01	0.26	(2.31)	(2.05)	(0.26)	0.00	0.00	(0.26)
2019	$32.29	0.29	5.77	6.06	(0.34)	0.00	0.00	(0.34)
2018	$36.77	0.20	(4.62)	(4.42)	(0.06)	0.00	0.00	(0.06)

See footnotes on pages 60 and 61.

The accompanying notes are an integral part of these financial statements.

Page 58	2023 Semi-Annual Report | June 30, 2023

		Ratios/ Supplemental Data
Net Asset Value, End of Period	Total Return (Assumes Reinvestment of Distributions)	Net Assets, End of Period ($000)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets After Fee Reductions (6)	Ratio of Expenses to Average Net Assets Before Fee Reductions (7)	Portfolio Turnover Rate

$12.72	12.24%	$10,488	0.81%	1.33%	1.42%	133%
$11.36	(15.53%)	$7,767	0.22%	1.32%	1.41%	295%
$13.93	19.54%	$9,850	(0.21%)	1.34%	1.43%	213%
$13.39	15.37%	$37,392	0.27%	1.41%	1.51%	236%
$11.87	24.00%	$40,977	0.97%	1.41%	1.51%	265%
$9.79	(8.66%)	$40,732	0.62%	1.45%	1.55%	273%

$12.90	12.42%	$25,009	1.18%	0.96%	1.05%	133%
$11.52	(15.23%)	$23,048	0.57%	0.96%	1.05%	295%
$14.07	20.02%	$28,129	0.25%	0.98%	1.07%	213%
$13.46	15.85%	$13,322	0.61%	1.06%	1.16%	236%
$11.91	24.29%	$13,137	1.20%	1.18%	1.28%	265%
$9.82	(8.49%)	$11,198	0.84%	1.23%	1.33%	273%

$12.86	12.36%	$210,388	1.12%	1.01%	1.10%	133%
$11.49	(15.26%)	$184,201	0.53%	1.02%	1.11%	295%
$14.04	19.88%	$199,753	0.21%	1.00%	1.09%	213%
$13.45	15.94%	$148,566	0.67%	1.01%	1.11%	236%
$11.90	24.40%	$146,119	1.38%	1.00%	1.10%	265%
$9.82	(8.18%)	$121,965	1.08%	1.01%	1.11%	273%

$34.93	7.68%	$12,731	1.18%	1.68%	1.68%	38%
$32.58	(13.75%)	$12,477	0.15%	1.60%	1.60%	56%
$38.89	27.34%	$16,406	(0.05%)	1.60%	1.60%	64%
$35.64	(5.36%)	$18,352	0.65%	1.53%	1.53%	88%
$37.91	18.48%	$24,979	0.52%	1.53%	1.53%	82%
$32.22	(12.35%)	$28,319	(0.03%)	1.57%	1.62%	116%

$35.26	7.83%	$3,859	1.44%	1.43%	1.43%	38%
$32.88	(13.55%)	$3,646	0.36%	1.38%	1.38%	56%
$39.15	27.68%	$4,575	0.31%	1.33%	1.33%	64%
$35.75	(5.25%)	$986	0.77%	1.41%	1.41%	88%
$38.01	18.63%	$1,113	0.67%	1.41%	1.41%	82%
$32.28	(12.22%)	$923	0.28%	1.42%	1.47%	116%

$35.18	7.81%	$17,702	1.40%	1.47%	1.47%	38%
$32.80	(13.58%)	$16,045	0.34%	1.40%	1.40%	56%
$39.07	27.63%	$21,046	0.20%	1.36%	1.36%	64%
$35.70	(5.22%)	$20,756	0.85%	1.37%	1.37%	88%
$38.01	18.81%	$36,646	0.82%	1.25%	1.25%	82%
$32.29	(12.05%)	$35,414	0.54%	1.21%	1.26%	116%

See footnotes on pages 60 and 61.

The accompanying notes are an integral part of these financial statements.

2023 Semi-Annual Report | June 30, 2023	Page 59

Financial Highlights For the Six Months Ended June 30, 2023 (unaudited) and the Years Ended December 31,

		Income from Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (5)	Net gains (losses) on securities and futures (both realized and unrealized)	Total from Investment Operations	From Net Investment Income	From Net Capital Gains	From Return of Capital	Total Distributions
Tactical Income Fund - Retail Class (1)(2)(3)(4)
2022	$8.93	0.14	0.03	0.17	(0.15)	0.00	0.00	(0.15)
2022	$9.63	0.12	(0.70)	(0.58)	(0.12)	0.00	0.00	(0.12)
2021	$9.98	0.13	(0.33)	(0.20)	(0.15)	0.00	0.00	(0.15)
2020	$9.46	0.21	0.49	0.70	(0.18)	0.00	0.00	(0.18)
2019	$9.03	0.23	0.42	0.65	(0.22)	0.00	0.00	(0.22)
2018	$9.37	0.17	(0.33)	(0.16)	(0.18)	0.00	0.00	(0.18)
Tactical Income Fund - Adviser Class (1)(2)(3)(4)
2023	$8.94	0.16	0.03	0.19	(0.16)	0.00	0.00	(0.16)
2022	$9.64	0.16	(0.70)	(0.54)	(0.16)	0.00	0.00	(0.16)
2021	$9.99	0.21	(0.37)	(0.16)	(0.19)	0.00	0.00	(0.19)
2020	$9.47	0.25	0.49	0.74	(0.22)	0.00	0.00	(0.22)
2019	$9.04	0.26	0.42	0.68	(0.25)	0.00	0.00	(0.25)
2018	$9.38	0.21	(0.35)	(0.14)	(0.20)	0.00	0.00	(0.20)
Tactical Income Fund - Institutional Class (1)(2)(3)(4)
2023	$8.94	0.15	0.03	0.18	(0.16)	0.00	0.00	(0.16)
2022	$9.64	0.15	(0.70)	(0.55)	(0.15)	0.00	0.00	(0.15)
2021	$9.99	0.20	(0.36)	(0.16)	(0.19)	0.00	0.00	(0.19)
2020	$9.47	0.24	0.50	0.74	(0.22)	0.00	0.00	(0.22)
2019	$9.04	0.27	0.42	0.69	(0.26)	0.00	0.00	(0.26)
2018	$9.38	0.23	(0.35)	(0.12)	(0.22)	0.00	0.00	(0.22)
Institutional Prime Money Market Fund (1)(2)(3)(4)
2023	$1.0000	0.0231	0.0009	0.0240	(0.0240)	0.0000	0.0000	(0.0240)
2022	$1.0001	0.0167	(0.0008)	0.0159	(0.0160)	0.0000	0.0000	(0.0160)
2021	$1.0003	0.0005	0.0003	0.0008	(0.0010)	0.0000	0.0000	(0.0010)
2020	$1.0000	0.0058	(0.0005)	0.0053	(0.0050)	0.0000	0.0000	(0.0050)
2019	$0.9999	0.0231	0.0000	0.0231	(0.0230)	0.0000	0.0000	(0.0230)
2018	$0.9999	0.0190	0.0000	0.0190	(0.0190)	0.0000	0.0000	(0.0190)

1

Ratio of net investment income (loss) to average net assets, ratio of expenses to average net assets after fee reductions, and ratio of expenses to average net assets before fee reductions do not include impact of expenses of the underlying security holdings as represented in the schedule of investments.

2	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
3	Total return and portfolio turnover rate are not annualized for periods of less than one full year.

The accompanying notes are an integral part of these financial statements.

Page 60	2023 Semi-Annual Report | June 30, 2023

		Ratios/ Supplemental Data
Net Asset Value, End of Period	Total Return (Assumes Reinvestment of Distributions)	Net Assets, End of Period ($000)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets After Fee Reductions (6)	Ratio of Expenses to Average Net Assets Before Fee Reductions (7)	Portfolio Turnover Rate

$8.95	1.88%	$2,351	3.06%	1.11%	1.22%	78%
$8.93	(5.99%)	$2,247	1.27%	1.11%	1.22%	514%
$9.63	(2.01%)	$2,721	1.10%	1.14%	1.25%	250%
$9.98	7.46%	$12,231	1.87%	1.15%	1.26%	69%
$9.46	7.24%	$11,137	2.27%	1.14%	1.25%	95%
$9.03	(1.67%)	$14,932	1.88%	1.15%	1.26%	102%

$8.97	2.18%	$9,427	3.45%	0.71%	0.82%	78%
$8.94	(5.65%)	$10,625	1.77%	0.71%	0.82%	514%
$9.64	(1.60%)	$8,982	1.98%	0.75%	0.86%	250%
$9.99	7.86%	$5,463	2.28%	0.79%	0.90%	69%
$9.47	7.54%	$4,205	2.64%	0.88%	0.99%	95%
$9.04	(1.45%)	$3,570	2.33%	0.95%	1.06%	102%

$8.96	2.02%	$56,297	3.38%	0.78%	0.89%	78%
$8.94	(5.70%)	$54,455	1.65%	0.78%	0.89%	514%
$9.64	(1.62%)	$57,638	1.90%	0.79%	0.90%	250%
$9.99	7.86%	$50,410	2.25%	0.77%	0.88%	69%
$9.47	7.67%	$46,490	2.72%	0.76%	0.87%	95%
$9.04	(1.22%)	$48,437	2.50%	0.76%	0.87%	102%

$1.0000	2.43%	$641,992	4.79%	0.19%	0.46%	N/A
$1.0000	1.63%	$693,083	1.67%	0.17%	0.45%	N/A
$1.0001	0.03%	$626,993	0.05%	0.11%	0.50%	N/A
$1.0003	0.57%	$336,445	0.57%	0.15%	0.52%	N/A
$1.0000	2.31%	$370,120	2.30%	0.13%	0.50%	N/A
$0.9999	1.90%	$471,603	1.90%	0.16%	0.51%	N/A

4

Ratio of net investment income (loss) to average net assets, ratio of expenses to average net assets after fee reductions, and ratio of expenses to average net assets before fee reductions are annualized for periods of less than one full year.

5	Except for the Money Market Fund, net investment income per share is based on average shares outstanding during the period.
6	Ratio of expenses to average net assets after fee reductions reflects contractual or voluntary waivers and reimbursements of expenses by the investment adviser and transfer agent.
7	Ratio of expenses to average net assets before fee reductions reflects the total expenses before reductions reported in the statements of operations.

The accompanying notes are an integral part of these financial statements.

2023 Semi-Annual Report | June 30, 2023	Page 61

Notes to Financial Statements
June 30, 2023 (unaudited)

1.    Organization

Meeder Funds (the Trust) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Trust offers ten separate series, all of which are included in this report: Muirfield Fund (Muirfield), Spectrum Fund (Spectrum), Global Allocation Fund (Global), Balanced Fund (Balanced), Moderate Allocation Fund (Moderate), Conservative Allocation Fund (Conservative), Dynamic Allocation Fund (Dynamic), Quantex Fund (Quantex), Tactical Income Fund (Income), and Institutional Prime Money Market Fund (Money Market)(the Funds).

Each Fund, except Money Market, offers three classes of shares: Retail Class, Adviser Class, and Institutional Class. Money Market offers only one class of shares. The share classes differ with respect to distribution fees, service fees, and other expenses allocated to each class. Eligibility to purchase Adviser and Institutional Class shares is generally limited to customers of financial intermediaries who enter into special arrangements with the Funds or who meet certain initial investment minimums.

Money Market operates as an institutional money market fund open to all forms of investors. Its net asset value fluctuates based upon changes in the value of its investments and the value of its shares is calculated daily to four decimal places. Money Market has adopted policies and procedures to impose liquidity fees on redemptions or temporary redemption gates in the event that the Fund’s weekly liquid assets fall below designated thresholds and the Board of Trustees determines that such liquidity fees or redemption gates are in the best interests of the Fund.

For more information regarding the Funds’ objectives, strategies, and differences in share classes, please refer to the Funds’ prospectus.

2.    Significant Accounting Policies

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. The Trust is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services Companies. The following summarizes the significant accounting policies of the Trust and the Funds:

Securities valuation. All investments in securities are recorded at their estimated fair value, as described in Note #3.

Repurchase agreements. Each Fund may engage in repurchase agreement transactions whereby the Fund takes possession of an underlying debt instrument subject to an obligation of the seller to repurchase the instrument from the Fund and an obligation of the Fund to resell the instrument at an agreed upon price and term. At all times, the Fund maintains the fair value of collateral, including accrued interest, of at least 100% of the amount of the repurchase agreement, plus accrued interest. If the seller defaults or the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Short sales. Spectrum may enter into short sales as part of its overall portfolio management strategy or to offset a potential decline in value of a security. The Fund may engage in short sales with respect to various types of securities, including ETFs. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert, or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board, or otherwise cover its position in a permissible manner. The Fund will be required to pledge its liquid assets to the broker in order to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. Dividend expenses on securities sold short and borrowing costs will be borne by the Fund and are reflected in the Statements of Operations.

Futures & options. Each Fund, except Money Market, may engage in transactions in financial futures contracts and options contracts in order to manage the risk of unanticipated changes in market values of securities held in the Fund, or which it intends to purchase. The futures and options contracts are adjusted by the daily exchange rate of the underlying currency, or index, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statements of Assets and Liabilities and the Statements of Operations until the contract settlement date, at which time amounts are reflected as realized gains and losses in the Statements of Operations.

To the extent that a Fund enters into futures contracts on an index or group of securities, the Fund exposes itself to an indeterminate liability and will be required to pay or receive a sum of money measured by the change in the fair value of the index. Upon entering into a futures contract, the Fund is required to deposit an initial margin, which is either cash or securities (disclosed as pledged as collateral on the Schedules of Investments) in an

Page 62	2023 Semi-Annual Report | June 30, 2023

amount equal to a certain percentage of the contract value. Subsequently, margin movements, which are equal to changes in the daily price or last sale price on the exchanges where futures contracts trade, are recorded as unrealized gains or losses until the contract is closed. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Except for Money Market, it is normal practice for each Fund to invest in futures contracts on a daily basis. The Funds, except for Income and Money Market, typically utilize equity index futures contracts to equitize cash positions or adjust targeted stock market exposure. Except for Money Market, the fixed income portion of any Fund can utilize Treasury futures contracts in order to adjust duration.

Call and put option contracts involve the payment of a premium for the right to purchase or sell an individual security or index aggregate at a specified price until the expiration of the contract. Such transactions expose the Fund to the loss of the premium paid if the Fund does not sell or exercise the contract prior to the expiration date. In the case of a call option, sufficient cash or money market instruments will be segregated to complete the purchase. Options are fair valued on the basis of the daily settlement price or last sale on the exchanges where they trade and the changes in fair value are recorded as unrealized appreciation or depreciation until closed, exercised or expired. For the six months ended June 30, 2023, there were no call or put options transacted for any of the Funds.

The Funds may write covered call or put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. When written options are closed or exercised, premiums received are offset against the proceeds paid, and the Fund records realized gains or losses for the difference. When written options expire, the liability is eliminated, and the Fund records realized gains for the entire amount of premiums received. Although permitted, it is currently not normal practice for the Funds to write call and put options and none were written during the six months ended June 30, 2023.

The fair value of derivative instruments, not accounted for as hedging instruments, as reported within the Statements of Assets and Liabilities as of June 30, 2023 was as follows:

Amount of Deposits at Broker and Unrealized Appreciation (Depreciation) on Derivatives
	Type of Derivative/ Risk	Statements of Assets & Liabilities Location	Fair Value of Deposits at Broker for Futures Contracts	Value of Unrealized Appreciation (Depreciation)
Muirfield	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Distributable Earnings (Accumulated Deficit)	$14,076,381	$(761,293)
Spectrum	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Distributable Earnings (Accumulated Deficit)	4,892,158	91,015
Global	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Distributable Earnings (Accumulated Deficit)	899,652	(153,523)
Balanced	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Distributable Earnings (Accumulated Deficit)	3,191,497	(869,761)
Moderate	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Distributable Earnings (Accumulated Deficit)	1,558,914	(77,764)
Conservative	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Distributable Earnings (Accumulated Deficit)	496,481	(108,709)
Dynamic	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Distributable Earnings (Accumulated Deficit)	5,794,270	(1,455,752)
Quantex	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Distributable Earnings (Accumulated Deficit)	1,501,567	309,087

2023 Semi-Annual Report | June 30, 2023	Page 63

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2023 and related activity was as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
	Type of Derivative/ Risk	Net Long Contracts as of December 31, 2022	Long and Short Contracts Opened During the Period	Long and Short Contracts Closed/ Expired During the Period	Net Long Contracts as of June 30, 2023	Statement of Operations Location	For the Six Months Ended June 30, 2023
Muirfield	Equity contracts	359	6,924	5,261	2,022	Net realized gains (losses) from futures contracts	$(5,178,436)
Spectrum	Equity contracts	162	1,922	1,464	620	Net realized gains (losses) from futures contracts	(781,576)
Global	Equity contracts	140	395	369	166	Net realized gains (losses) from futures contracts	513,606
Balanced	Equity contracts	108	2,855	2,385	578	Net realized gains (losses) from futures contracts	(3,481,832)
Moderate	Equity contracts	97	781	646	232	Net realized gains (losses) from futures contracts	(525,367)
Conservative	Equity contracts	34	393	341	86	Net realized gains (losses) from futures contracts	(430,177)
Dynamic	Equity contracts	750	2,705	2,632	823	Net realized gains (losses) from futures contracts	1,865,632
Quantex	Equity contracts	53	209	200	62	Net realized gains (losses) from futures contracts	346,233

Change in Unrealized Gain or (Loss) on Derivatives Recognized in Income
	Type of Derivative/ Risk	Statement of Operations Location	For the Six Months Ended June 30, 2023
Muirfield	Equity contracts	Net change in unrealized appreciation (depreciation) of futures contracts	$(1,300,208)
Spectrum	Equity contracts	Net change in unrealized appreciation (depreciation) of futures contracts	526,137
Global	Equity contracts	Net change in unrealized appreciation (depreciation) of futures contracts	330,859
Balanced	Equity contracts	Net change in unrealized appreciation (depreciation) of futures contracts	(1,282,110)
Moderate	Equity contracts	Net change in unrealized appreciation (depreciation) of futures contracts	190,057
Conservative	Equity contracts	Net change in unrealized appreciation (depreciation) of futures contracts	(53,289)
Dynamic	Equity contracts	Net change in unrealized appreciation (depreciation) of futures contracts	610,074
Quantex	Equity contracts	Net change in unrealized appreciation (depreciation) of futures contracts	707,588

Federal income taxes. It is each Fund’s policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains to its shareholders. Therefore, no federal income tax provision is required. The Funds recognize the tax benefits or expenses of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2019 through December 31, 2022) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. Each Fund identifies its major tax jurisdictions as U.S. Federal and certain State tax authorities; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations as incurred. During the six months ended June 30, 2023, the Funds did not incur any material interest or penalties.

Distributions to shareholders. Distributions to shareholders are recorded on the ex-dividend date. Muirfield, Spectrum, Global, Balanced, Moderate, Conservative, Dynamic, and Quantex declare and pay dividends from net investment income, if any, on a quarterly basis. Income declares and pays dividends from net investment income on a monthly basis. Money Market declares dividends from net investment income on a daily basis and pays such dividends on a monthly basis. Each Fund distributes net capital gains, if any, on an annual basis.

Page 64	2023 Semi-Annual Report | June 30, 2023

Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations, which may differ from GAAP. Permanent differences relate to redemptions treated as distributions for tax purposes (i.e. equalization). Accordingly, timing differences relating to shareholder distributions are reflected in the components of net assets and permanent book and tax differences have been reclassified within the components of net assets based on their ultimate characterization for federal income tax purposes. For the year ended December 31, 2022, the Funds made the following reclassifications to increase/(decrease) the components of net assets:

	Capital	Distributable Earnings (Accumulated Deficit)
Muirfield	$3,579,913	$(3,579,913)
Spectrum	1,100,385	(1,100,385)

Investment income & expenses allocation. For all Funds, except Money Market, income and expenses (other than expenses attributable to a specific class) are allocated to each class of shares based on its relative net assets. Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund’s relative net assets or other appropriate basis.

Capital Share Transactions. All Funds are authorized to issue an unlimited number of shares. Transactions in the capital shares of the Funds for the six months ended June 30, 2023 and the year ended December 31, 2022 were as follows:

	Issued		Reinvested
Share Class	Amount	Shares	Amount	Shares
Six Months Ended June 30, 2023
Muirfield - Retail	$3,342,830	393,022	$222,966	25,705
Muirfield - Adviser	4,873,008	566,216	663,828	75,139
Muirfield - Institutional	67,062,142	7,796,148	3,661,640	413,802
Spectrum - Retail	471,341	37,553	9,487	747
Spectrum - Adviser	1,233,808	98,870	243,135	18,873
Spectrum - Institutional	11,745,177	938,744	955,320	74,057
Global - Retail	126,790	12,116	14,067	1,308
Global - Adviser	59,256	5,553	31,309	2,878
Global - Institutional	2,604,784	245,760	190,529	17,564
Balanced - Retail	890,678	76,362	46,862	3,934
Balanced - Adviser	4,259,199	357,759	555,339	45,962
Balanced - Institutional	24,736,574	2,076,479	2,277,462	188,171
Moderate - Retail	79,308	7,073	9,243	822
Moderate - Adviser	1,950,156	173,331	361,814	31,938
Moderate - Institutional	9,837,600	874,919	1,451,139	127,996
Conservative - Retail	153,510	7,221	61,176	2,880
Conservative - Adviser	1,134,072	52,822	278,263	12,938
Conservative - Institutional	8,175,861	379,674	1,199,266	55,616
Dynamic - Retail	2,205,496	180,655	20,769	1,661
Dynamic - Adviser	840,732	68,219	96,892	7,598
Dynamic - Institutional	27,085,746	2,218,730	809,356	63,617
Quantex - Retail	92,129	2,792	49,901	1,456
Quantex - Adviser	245,556	7,426	20,631	594
Quantex - Institutional	2,084,917	62,009	89,010	2,569
Income - Retail	174,813	19,366	38,183	4,254
Income - Adviser	424,646	47,154	185,303	20,602
Income - Institutional	7,574,083	840,866	996,541	110,872
Money Market	385,638,850	385,621,712	1,000,351	1,000,302

2023 Semi-Annual Report | June 30, 2023	Page 65

	Issued		Reinvested
Share Class	Amount	Shares	Amount	Shares
Year Ended December 31, 2022
Muirfield - Retail	$10,367,547	1,196,225	$979,107	116,491
Muirfield - Adviser	15,179,589	1,706,964	2,505,775	293,990
Muirfield - Institutional	147,454,249	16,783,913	13,037,343	1,527,794
Spectrum - Retail	339,270	26,671	48,366	3,966
Spectrum - Adviser	4,736,600	364,858	910,490	73,892
Spectrum - Institutional	29,541,281	2,308,107	4,056,777	328,440
Global - Retail	461,718	45,302	18,332	1,800
Global - Adviser	504,831	45,774	31,246	3,038
Global - Institutional	3,971,333	385,213	189,552	18,481
Balanced - Retail	2,251,109	187,078	234,363	20,124
Balanced - Adviser	11,960,964	952,401	2,472,129	210,136
Balanced - Institutional	58,578,227	4,729,016	10,432,489	885,292
Moderate - Retail	371,399	32,399	28,570	2,590
Moderate - Adviser	8,553,108	714,051	910,055	82,141
Moderate - Institutional	24,027,486	2,071,827	3,710,716	334,386
Conservative - Retail	420,026	19,355	96,843	4,612
Conservative - Adviser	4,219,912	187,079	417,614	19,655
Conservative - Institutional	21,837,551	985,257	1,805,958	84,817
Dynamic - Retail	1,300,362	109,675	239,533	20,280
Dynamic - Adviser	3,065,143	239,717	803,118	67,012
Dynamic - Institutional	55,474,423	4,492,602	6,535,164	546,630
Quantex - Retail	643,824	19,080	347,726	11,571
Quantex - Adviser	377,374	10,236	94,910	3,125
Quantex - Institutional	2,559,200	72,956	426,798	14,087
Income - Retail	251,290	27,068	31,953	3,546
Income - Adviser	3,585,479	388,928	175,491	19,417
Income - Institutional	15,117,304	1,643,283	915,083	101,247
Money Market	1,037,794,871	1,038,099,219	685,718	685,953

	Redeemed		Net Increase (Decrease)
Share Class	Amount	Shares	Amount	Shares
Six Months Ended June 30, 2023
Muirfield - Retail	$(2,790,141)	(328,317)	$775,655	90,410
Muirfield - Adviser	(6,965,955)	(810,590)	(1,429,119)	(169,235)
Muirfield - Institutional	(55,297,104)	(6,405,960)	15,426,678	1,803,990
Spectrum - Retail	(155,940)	(12,626)	324,888	25,674
Spectrum - Adviser	(2,321,487)	(186,191)	(844,544)	(68,448)
Spectrum - Institutional	(17,963,582)	(1,432,843)	(5,263,085)	(420,042)
Global - Retail	(201,504)	(19,033)	(60,647)	(5,609)
Global - Adviser	(759,810)	(70,844)	(669,245)	(62,413)
Global - Institutional	(3,893,624)	(369,681)	(1,098,311)	(106,357)
Balanced - Retail	(263,480)	(22,409)	674,060	57,887
Balanced - Adviser	(6,159,073)	(516,881)	(1,344,535)	(113,160)
Balanced - Institutional	(36,261,508)	(3,038,338)	(9,247,472)	(773,688)
Moderate - Retail	(326,474)	(29,032)	(237,923)	(21,137)
Moderate - Adviser	(2,237,133)	(199,320)	74,837	5,949
Moderate - Institutional	(14,815,912)	(1,316,578)	(3,527,173)	(313,663)
Conservative - Retail	(191,413)	(9,044)	23,273	1,057
Conservative - Adviser	(3,525,081)	(164,011)	(2,112,746)	(98,251)
Conservative - Institutional	(12,962,457)	(602,682)	(3,587,330)	(167,392)
Dynamic - Retail	(501,127)	(41,470)	1,725,138	140,846
Dynamic - Adviser	(1,689,322)	(138,406)	(751,698)	(62,589)
Dynamic - Institutional	(23,877,690)	(1,960,548)	4,017,412	321,799

Page 66	2023 Semi-Annual Report | June 30, 2023

	Redeemed		Net Increase (Decrease)
Share Class	Amount	Shares	Amount	Shares
Quantex - Retail	$(754,115)	(22,749)	$(612,085)	(18,501)
Quantex - Adviser	(318,475)	(9,444)	(52,288)	(1,424)
Quantex - Institutional	(1,751,036)	(50,488)	422,891	14,090
Income - Retail	(113,135)	(12,631)	99,861	10,989
Income - Adviser	(1,843,889)	(204,775)	(1,233,940)	(137,019)
Income - Institutional	(6,872,339)	(763,868)	1,698,285	187,870
Money Market	(437,705,641)	(437,696,347)	(51,066,440)	(51,074,333)

Year Ended December 31, 2022
Muirfield - Retail	$(10,392,577)	(1,227,021)	$954,077	85,695
Muirfield - Adviser	(13,699,847)	(1,554,998)	3,985,517	445,956
Muirfield - Institutional	(150,749,991)	(17,519,795)	9,741,601	791,912
Spectrum - Retail	(877,124)	(69,156)	(489,488)	(38,519)
Spectrum - Adviser	(5,121,441)	(398,943)	525,649	39,807
Spectrum - Institutional	(31,982,728)	(2,508,992)	1,615,330	127,555
Global - Retail	(1,183,450)	(115,504)	(703,400)	(68,402)
Global - Adviser	(861,702)	(82,102)	(325,625)	(33,290)
Global - Institutional	(10,757,054)	(1,057,581)	(6,596,169)	(653,887)
Balanced - Retail	(2,421,578)	(202,999)	63,894	4,203
Balanced - Adviser	(9,478,358)	(761,567)	4,954,735	400,970
Balanced - Institutional	(60,123,427)	(4,882,448)	8,887,289	731,860
Moderate - Retail	(400,784)	(34,930)	(815)	59
Moderate - Adviser	(4,030,289)	(344,725)	5,432,874	451,467
Moderate - Institutional	(25,436,192)	(2,184,102)	2,302,010	222,111
Conservative - Retail	(1,283,281)	(59,368)	(766,412)	(35,401)
Conservative - Adviser	(3,005,162)	(134,934)	1,632,364	71,800
Conservative - Institutional	(22,790,278)	(1,026,056)	853,231	44,018
Dynamic - Retail	(1,862,469)	(153,154)	(322,574)	(23,199)
Dynamic - Adviser	(3,808,817)	(304,891)	59,444	1,838
Dynamic - Institutional	(39,433,276)	(3,229,545)	22,576,311	1,809,687
Quantex - Retail	(2,362,224)	(69,565)	(1,370,674)	(38,914)
Quantex - Adviser	(700,448)	(19,309)	(228,164)	(5,948)
Quantex - Institutional	(4,869,656)	(136,563)	(1,883,658)	(49,520)
Income - Retail	(565,332)	(61,447)	(282,089)	(30,833)
Income - Adviser	(1,394,981)	(151,845)	2,365,989	256,500
Income - Institutional	(14,999,096)	(1,632,419)	1,033,291	112,111
Money Market	(972,298,987)	(972,566,847)	66,181,602	66,218,325

2023 Semi-Annual Report | June 30, 2023	Page 67

Offsetting Assets & Liabilities. The Funds are party to enforceable master netting arrangements between counter parties, such as the securities lending agreement, which provides for the right of offset under certain circumstances, such as the event of default. The securities lending transactions have an overnight and continuous contractual maturity. Risks arise from the possible inability of counterparties to meet the terms of their contracts. The table below reflects the offsetting assets and liabilities relating to securities lending, futures contracts, and repurchase agreements shown on the Statements of Assets and Liabilities at June 30, 2023.

				Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description/ Fund (1)	Gross Amounts of Recognized Assets/ Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments (2)	Collateral Pledged (Received) (2)	Net Amount
Assets:
Futures Contracts
Spectrum	$398,563	$(307,548)	$91,015	$—	$—	$91,015
Quantex	309,087	—	309,087	—	—	309,087

Repurchase Agreements
Money Market	$175,000,000	$—	$175,000,000	$(175,000,000)	$—	$—

Liabilities:
Futures Contracts
Muirfield	$(1,118,581)	$357,288	$(761,293)	$—	$761,293	$—
Global	(158,410)	4,887	(153,523)	—	153,523	—
Balanced	(940,953)	71,192	(869,761)	—	869,761	—
Moderate	(129,361)	51,597	(77,764)	—	77,764	—
Conservative	(120,016)	11,307	(108,709)	—	108,709	—
Dynamic	(1,519,576)	63,824	(1,455,752)	—	1,455,752	—

(1)    There were no securities on loan as of June 30, 2023.

(2)    The amount is limited to the net amounts of financial assets and liabilities and accordingly does not include excess collateral pledged.

Other. The Funds record security transactions on the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Gains and losses realized from the sale of securities are determined on the specific identification basis. Dividend income and dividend expenses are recognized on the ex-dividend date and interest income (including amortization of premium and accretion of discount) is recognized as earned. Short-term capital gain distributions from underlying funds are classified as dividend income for financial reporting purposes. Long-term capital gains distributions are separately stated. Discounts and premiums are amortized using the effective yield over the lives of the respective securities. Distributions received from partnerships are recorded as return of capital distributions. Withholding taxes on foreign dividends, if applicable, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

A Fund may purchase securities on a forward commitment or when-issued basis. A Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into which may result in a realized gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Distributions received from the Funds’ investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

Page 68	2023 Semi-Annual Report | June 30, 2023

3.    Securities Valuations

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (including publicly traded partnerships, real estate investment trusts, American depositary receipts, exchange traded funds, and common stock). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation and are categorized in level 1 of the fair value hierarchy.

Investments in registered open-end investment companies, including money market funds, are valued at the daily redemption net asset value as reported by the underlying fund and are categorized in level 1 of the fair value hierarchy.

Short-term notes (including bank obligations, commercial paper, corporate obligations, repurchase agreements, U.S. government agency obligations, and floating rate demand notes). Short-term notes held in the Funds maturing more than sixty days after the valuation date, are valued at the last sales price as of the close of business on the day of valuation, or, lacking any sales, at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. When valued at the last sales price, the securities will be categorized as level 1. When using bid prices or yield equivalents, they will be categorized as level 2. When such securities are valued within sixty days or less to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity, which approximates fair value, and will be categorized as level 2.

Certificates of deposit. Except for Money Market, certificates of deposit are valued at acquisition cost, which approximates fair value, and will be categorized as level 2. For Money Market, certificates of deposit are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data, and will be categorized as level 2.

U.S. government obligations. U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. In either case, these securities will be categorized as level 2.

Restricted securities (equity and debt). Restricted securities for which quotations are not readily available are valued at fair value as determined by the Trustees. Depending on the relative significance of valuation inputs, these instruments may be classified in either level 2 or level 3 of the fair value hierarchy.

Derivative instruments (futures contracts). Listed derivative instruments that are actively traded, including futures contracts, are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

In the event market quotations or evaluated prices obtained from a pricing service are not readily available when the NAV is calculated, the Funds will utilize the fair value of the investment. This may occur in the event the Funds cannot obtain current market quotations for a security, cannot obtain current evaluated prices from a pricing service, or the price furnished is not deemed reliable and representative of the fair value of the security. In these cases, the Valuation & Pricing Committee, established and designated by the Board of Trustees as its valuation designee pursuant to Rule 2a-5 under the 1940 Act, determines the fair value of the security in accordance with procedures adopted by the Adviser. Depending on the method used to determine fair value, valuations for these securities may be classified as Level 2 or Level 3 as appropriate in the fair value hierarchy.

The Valuation & Pricing Committee is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation & Pricing Committee is also authorized to select and retain pricing services to provide fair value evaluations of the current value of certain investments for which market quotations are not readily available. The Valuation & Pricing Committee supervises various methods used

2023 Semi-Annual Report | June 30, 2023	Page 69

to review market quotations and evaluated prices for reliability, including the resolution of price challenges by the Adviser to evaluated prices for a given security. In the event market quotations or evaluated prices are not readily available for an investment, the Valuation & Pricing Committee will determine the fair value of the investment in accordance with its procedures. Fair valuations are periodically reviewed by the Board of Trustees, which maintains oversight of the Adviser’s fair valuation policy and procedures.

For the six months ended June 30, 2023, the Funds did not hold any assets at any time in which significant unobservable inputs were used in determining fair value. Therefore, no reconciliation of level 3 securities is provided. However, the Funds have disclosed holding level 3 securities with fair valuations of zero. The following table summarizes the inputs used to value the Funds’ assets and liabilities measured at fair value as of June 30, 2023.

Muirfield - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$436,524,423	$—	$—	$436,524,423
Preferred stocks	69,793	—	—	69,793
Warrants	8,904	—	—	8,904
Money market registered investment companies	249,014,974	—	—	249,014,974
Total	$685,618,094	$—	$—	$685,618,094
Trustee deferred compensation***	$394,159	$—	$—	$394,159
Futures contracts**	$(761,293)	$—	$—	$(761,293)

Spectrum - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$105,892,471	$—	$—	$105,892,471
Preferred stocks	5,291	—	—	5,291
Warrants	2,661	—	—	2,661
Money market registered investment companies	81,939,127	—	—	81,939,127
Total	$187,839,550	$—	$—	$187,839,550
Trustee deferred compensation***	$69,292	$—	$—	$69,292
Futures contracts**	$91,015	$—	$—	$91,015

Global - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$11,650,947	$—	$—	$11,650,947
Preferred stocks	2,164	—	—	2,164
Warrants	548	—	—	548
Registered investment companies	5,835,805	—	—	5,835,805
Money market registered investment companies	14,003,689	—	—	14,003,689
Total	$31,493,153	$—	$—	$31,493,153
Trustee deferred compensation***	$130,182	$—	$—	$130,182
Futures contracts**	$(153,523)	$—	$—	$(153,523)

Balanced - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$187,757,042	$—	$—	$187,757,042
Preferred stocks	26,560	—	—	26,560
Warrants	3,989	—	—	3,989
Registered investment companies	76,639,951	—	—	76,639,951
Money market registered investment companies	87,089,919	—	—	87,089,919
Total	$351,517,461	$—	$—	$351,517,461
Trustee deferred compensation***	$250,812	$—	$—	$250,812
Futures contracts**	$(869,761)	$—	$—	$(869,761)

Page 70	2023 Semi-Annual Report | June 30, 2023

Moderate - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$50,507,810	$—	$—	$50,507,810
Preferred stocks	6,733	—	—	6,733
Warrants	1,469	—	—	1,469
Registered investment companies	58,672,399	—	—	58,672,399
Money market registered investment companies	49,722,286	—	—	49,722,286
Total	$158,910,697	$—	$—	$158,910,697
Trustee deferred compensation***	$52,648	$—	$—	$52,648
Futures contracts**	$(77,764)	$—	$—	$(77,764)

Conservative - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$25,897,324	$—	$—	$25,897,324
Preferred stocks	4,088	—	—	4,088
Warrants	499	—	—	499
Registered investment companies	62,400,058	—	—	62,400,058
Money market registered investment companies	28,451,104	—	—	28,451,104
Total	$116,753,073	$—	$—	$116,753,073
Trustee deferred compensation***	$100,266	$—	$—	$100,266
Futures contracts**	$(108,709)	$—	$—	$(108,709)

Dynamic - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$184,693,933	$—	$—	$184,693,933
Preferred stocks	16,299	—	—	16,299
Warrants	2,606	—	—	2,606
Registered investment companies	8,461,985	—	—	8,461,985
Money market registered investment companies	46,986,910	—	—	46,986,910
Total	$240,161,733	$—	$—	$240,161,733
Trustee deferred compensation***	$277,042	$—	$—	$277,042
Futures contracts**	$(1,455,752)	$—	$—	$(1,455,752)

Quantex - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$20,083,829	$—	$—	$20,083,829
Money market registered investment companies	12,718,332	—	—	12,718,332
Total	$32,802,161	$—	$—	$32,802,161
Trustee deferred compensation***	$79,865	$—	$—	$79,865
Futures contracts**	$309,087	$—	$—	$309,087

Income - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Registered investment companies	$37,183,128	$—	$—	$37,183,128
Money market registered investment companies	30,713,447	—	—	30,713,447
U.S. government obligations	—	71,069	—	71,069
Total	$67,896,575	$71,069	$—	$67,967,644
Trustee deferred compensation***	$92,312	$—	$—	$92,312

2023 Semi-Annual Report | June 30, 2023	Page 71

Money Market - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Certificates of deposit	$—	$131,385,681	$—	$131,385,681
Commercial paper	—	320,169,836	—	320,169,836
Corporate obligations	—	4,991,650	—	4,991,650
Repurchase agreements	—	175,000,000	—	175,000,000
Variable rate demand notes	—	1,715,000	—	1,715,000
Money market registered investment companies	9,244,194	—	—	9,244,194
Total	$9,244,194	$633,262,167	$—	$642,506,361
Trustee deferred compensation***	$8,299	$—	$—	$8,299

*	See schedules of investments for industry classifications.
**	Futures contracts include unrealized gain/loss on contracts open at June 30, 2023.
***	A corresponding liability exists that is marked to market and is considered Level 1 in the fair value hierarchy.

4.    Investment Transactions

For the six months ended June 30, 2023, the cost of purchases and proceeds from sales or maturities of long-term investments for the Funds, excluding U.S. Government investments and short positions, were as follows:

	Purchases	Sales
Muirfield	$573,259,353	$554,438,140
Spectrum	144,209,852	140,262,243
Global	16,303,683	14,238,582
Balanced	304,661,862	277,974,005
Moderate	120,101,740	104,969,533
Conservative	90,527,005	80,732,308
Dynamic	245,339,076	233,701,229
Quantex	7,360,445	8,145,510
Income	32,399,793	41,395,441

For the six months ended June 30, 2023, the cost of purchases and proceeds from sales or maturities of long-term U.S. Government investments for the Funds are as follows:

	Purchases	Sales
Income	$2,044	$—

Page 72	2023 Semi-Annual Report | June 30, 2023

5.    Investment Advisory Fees and Other Transactions with Affiliates and Non-Affiliates

Meeder Asset Management, Inc. (“MAM”), a wholly-owned subsidiary of Meeder Investment Management, Inc. (“Meeder”), provides the Funds with investment management, research, statistical and advisory services pursuant to the terms of an Investment Advisory Agreement. The services of MAM will terminate automatically if assigned and may be terminated without penalty at any time upon 60 days prior written notice by majority vote of the Fund, by the Trustees of the Fund, or by MAM. For such services the Funds pay a monthly fee at the following annual rates:

	Percentage of Average Daily Net Assets up to $50 Million	Percentage of Average Daily Net Assets Exceeding $50 Million up to $100 Million	Percentage of Average Daily Net Assets Exceeding $100 Million up to $200 Million	Percentage of Average Daily Net Assets Exceeding $200 Million
Muirfield	1.00%	0.75%	0.60%	0.60%
Spectrum	0.75%	0.75%	0.75%	0.60%
Global	0.75%	0.75%	0.75%	0.60%
Balanced	0.75%	0.75%	0.75%	0.60%
Moderate	0.60%	0.60%	0.60%	0.60%
Conservative	0.50%	0.50%	0.50%	0.50%
Dynamic	0.75%	0.75%	0.75%	0.60%
Quantex	0.75%	0.75%	0.60%	0.60%
Income	0.40%	0.40%	0.20%	0.20%
Money Market	0.40%	0.40%	0.25%	0.25%

Fee Waivers & Expense Limitation Agreements. MAM can contractually agree to reduce its advisory fees or limit total annual ordinary fund operating expenses for certain Funds pursuant to written agreements that may only be amended or terminated with the approval of the Board. The sums waived or reimbursed under these agreements would not be subject to recoupment. During the six months ended June 30, 2023, there were no fees contractually waived or reimbursed for any of the Funds.

Mutual Funds Service Co. (“MFSCo”), a wholly-owned subsidiary of Meeder, serves as stock transfer, dividend disbursing and shareholder services agent for each Fund. In compensation for such services, each Fund pays MFSCo a monthly fee at an annual rate equal to the greater of the following:

	Minimum Fee	Percentage of Average Daily Net Assets up to $500 Million	Percentage of Average Daily Net Assets Exceeding $500 Million
Muirfield	$4,000	0.12%	0.03%
Spectrum	4,000	0.12%	0.03%
Global	4,000	0.12%	0.03%
Balanced	4,000	0.12%	0.03%
Moderate	4,000	0.12%	0.03%
Conservative	4,000	0.12%	0.03%
Dynamic	4,000	0.12%	0.03%
Quantex	4,000	0.12%	0.03%
Income	4,000	0.08%	0.03%
Money Market	4,000	0.08%	0.03%

2023 Semi-Annual Report | June 30, 2023	Page 73

Management may voluntarily waive fees for any Fund. During the six months ended June 30, 2023, there were no transfer agent fees waived.

MFSCo provides the Trust with certain administrative services. In compensation for such services, each Fund pays MFSCo a monthly fee at the following annual rates:

	Percentage of Average Daily Net Assets up to $50 Million	Percentage of Average Daily Net Assets Exceeding $50 Million up to $500 Million	Percentage of Average Daily Net Assets Exceeding $500 Million
Muirfield	0.10%	0.08%	0.03%
Spectrum	0.10%	0.08%	0.03%
Global	0.10%	0.08%	0.03%
Balanced	0.10%	0.08%	0.03%
Moderate	0.10%	0.08%	0.03%
Conservative	0.10%	0.08%	0.03%
Dynamic	0.10%	0.08%	0.03%
Quantex	0.10%	0.08%	0.03%
Income	0.10%	0.08%	0.03%
Money Market	0.10%	0.08%	0.03%

MFSCo serves as accounting services agent for each Fund. In compensation for such services, each Fund pays MFSCo a monthly fee at an annual rate equal to the greater of a minimum fee or at a rate based on the percentage of average daily net assets. The annual rates are as follows:

	Minimum Fee	Percentage of Average Daily Net Assets up to $10 Million	Percentage of Average Daily Net Assets Exceeding $10 Million up to $30 Million	Percentage of Average Daily Net Assets Exceeding $30 Million up to $80 Million	Percentage of Average Daily Net Assets Exceeding $80 Million
Muirfield	$7,500	0.15%	0.10%	0.02%	0.01%
Spectrum	7,500	0.15%	0.10%	0.02%	0.01%
Global	7,500	0.15%	0.10%	0.02%	0.01%
Balanced	7,500	0.15%	0.10%	0.02%	0.01%
Moderate	7,500	0.15%	0.10%	0.02%	0.01%
Conservative	7,500	0.15%	0.10%	0.02%	0.01%
Dynamic	7,500	0.15%	0.10%	0.02%	0.01%
Quantex	7,500	0.15%	0.10%	0.02%	0.01%
Income	7,500	0.15%	0.10%	0.02%	0.01%
Money Market	30,000	0.15%	0.10%	0.02%	0.01%

Page 74	2023 Semi-Annual Report | June 30, 2023

For the six months ended June 30, 2023, MAM agreed to voluntarily waive and/or reimburse investment advisory fees. The amounts voluntarily waived and/or reimbursed and the impact to the net expense ratio (excluding brokerage fees and commissions, taxes, interest, and extraordinary or non-recurring expenses) for each Fund are as follows:

	Voluntary Investment Advisory Fee Waivers and/or Reimbursements	Impact of Voluntary Investment Advisory Fee Waivers and/or Reimbursements to Average Net Assets	Impact of Voluntary Investment Advisory Fee Waivers and/or Reimbursements to Average Net Assets - Retail Class	Impact of Voluntary Investment Advisory Fee Waivers and/or Reimbursements to Average Net Assets - Adviser Class	Impact of Voluntary Investment Advisory Fee Waivers and/or Reimbursements to Average Net Assets - Institutional Class
Muirfield	$—	N/A	N/A	N/A	N/A
Spectrum	—	N/A	N/A	N/A	N/A
Global	—	N/A	N/A	N/A	N/A
Balanced	—	N/A	N/A	N/A	N/A
Moderate	—	N/A	N/A	N/A	N/A
Conservative	—	N/A	N/A	N/A	N/A
Dynamic	100,274	N/A	0.09%	0.09%	0.09%
Quantex	—	N/A	N/A	N/A	N/A
Income	37,859	N/A	0.11%	0.11%	0.11%
Money Market	903,472	0.27%	N/A	N/A	N/A

Certain Funds have entered into securities lending arrangements with Huntington National Bank (“HNB”). Under the terms of the agreement, HNB is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, under normal market conditions, the Funds receive cash collateral in the amount of at least 102% of the value of securities loaned. The cash collateral is invested in short term instruments as disclosed in the Schedules of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received. After predetermined rebates to brokers, a percentage of the net securities lending revenue is credited to the Funds to be used as an offset against charges incurred by the Funds. HNB is paid a fee for administering the securities lending program for the Funds, equal to the remaining percentage of the net securities lending revenues generated under the agreement. As of June 30, 2023, no Funds were loaning any securities. Any cash collateral received is invested in securities as listed in each Fund’s Schedule of Investments. For the six months ended June 30, 2023, income earned through securities lending arrangements was as follows:

Amount Received to Reduce Gross Expenses
Spectrum	$78

2023 Semi-Annual Report | June 30, 2023	Page 75

The Funds have adopted a written plan pursuant to Rule 12b-1 of the 1940 Act that allows the Funds to pay fees for the sale and distribution of Fund shares and for services provided to Fund shareholders. 12b-1 fees are paid by the Funds to financial intermediaries, securities brokers, investment advisers, and other persons, including affiliates of MAM. For the six months ended June 30, 2023, total 12b-1 plan expense payments made to the Funds’ affiliated distributor was $35,533. The Funds’ affiliated distributor did not receive any brokerage commissions from executed trades from the Funds. The annual adopted 12b-1 plan maximum limitations for the six months ended June 30, 2023, are as follows:

	Maximum Annual 12b-1 Plan Expense as a Percentage of Average Daily Net Assets	Maximum Annual 12b-1 Plan Expense as a Percentage of Average Daily Net Assets - Retail Class	Maximum Annual 12b-1 Plan Expense as a Percentage of Average Daily Net Assets - Adviser Class	Maximum Annual 12b-1 Plan Expense as a Percentage of Average Daily Net Assets - Institutional Class	12b-1 Plan Expense Payments Made to Affiliates
Muirfield	N/A	0.20%	N/A	N/A	$14,300
Spectrum	N/A	0.25%	N/A	N/A	497
Global	N/A	0.25%	N/A	N/A	730
Balanced	N/A	0.25%	N/A	N/A	2,238
Moderate	N/A	0.25%	N/A	N/A	254
Conservative	N/A	0.25%	N/A	N/A	3,318
Dynamic	N/A	0.25%	N/A	N/A	4,845
Quantex	N/A	0.20%	N/A	N/A	8,505
Income	N/A	0.25%	N/A	N/A	846
Money Market	0.20%	N/A	N/A	N/A	N/A

The Funds (other than Money Market) have adopted a shareholder services plan that allows the Funds to pay financial intermediaries and other persons, including “platforms,” for providing shareholder and administrative services to Fund shareholders and maintaining shareholder accounts. The annual adopted shareholder services plan maximum limitations for the six months ended June 30, 2023 are as follows:

	Maximum Annual Shareholder Services Plan Expense as a Percentage of Average Daily Net Assets - Retail Class	Maximum Annual Shareholder Services Plan Expense as a Percentage of Average Daily Net Assets - Adviser Class	Maximum Annual Shareholder Services Plan Expense as a Percentage of Average Daily Net Assets - Institutional Class
Muirfield	0.20%	0.25%	0.10%
Spectrum	0.20%	0.25%	0.10%
Global	0.20%	0.25%	0.10%
Balanced	0.20%	0.25%	0.10%
Moderate	0.20%	0.25%	0.10%
Conservative	0.20%	0.25%	0.10%
Dynamic	0.20%	0.25%	0.10%
Quantex	0.20%	0.25%	0.10%
Income	0.20%	0.25%	0.10%

The Funds have adopted a Deferred Compensation Plan (the “Plan”) for the independent Trustees. Under the Plan, each eligible Trustee is permitted to defer all or a portion of the trustees fees payable by any of the Funds as an investment into any combination of Funds until a specified point of time. The investment into the Funds is recorded as an asset however an offsetting liability is also recorded for the deferred payment. Amounts deferred under the Plan may be distributed in a lump sum or generally equal annual installments over a period of up to ten (10) years to the eligible Trustee(s). The Funds may terminate this Plan at any time.

Certain Trustees and officers of the Funds are also officers or directors of Meeder, MAM, and MFSCo.

Page 76	2023 Semi-Annual Report | June 30, 2023

During the six months ended June 30, 2023, several of the Funds invested in the Institutional Prime Money Market Fund, an affiliate, as described in Section 2(a)(3) of the Investment Company Act of 1940. The purchases/sales amounts in the following table are presented on a gross basis, while the statement of changes in net assets shows subscriptions and redemptions into and out of the Institutional Prime Money Market Fund on a net basis. The Funds’ investments in the Institutional Prime Money Market Fund, which had a 7-day yield of 5.13% on June 30, 2023, were as follows:

	12/31/22 Fair Value	Purchases	Sales	Realized Gains (Losses)	6/30/23 Cost	Change in Unrealized	Income	6/30/23 Fair Value
Muirfield	$270,676,198	$38,549,237	$(60,210,050)	$1,988	$248,905,818	$(2,399)	$6,093,892	$249,014,974
Spectrum	97,085,841	5,567,233	(20,739,255)	4,663	81,877,174	(4,366)	2,089,319	81,914,116
Global	16,061,419	5,575,141	(7,632,915)	416	13,998,187	(372)	348,953	14,003,689
Balanced	108,408,697	86,619,883	(107,937,465)	12,655	87,051,051	(13,851)	2,313,613	87,089,919
Moderate	53,903,745	55,655,338	(59,833,966)	3,651	49,702,270	(6,482)	1,299,389	49,722,286
Conservative	27,330,467	58,389,142	(57,265,570)	(620)	28,438,311	(2,315)	754,117	28,451,104
Dynamic	52,503,793	22,153,016	(27,670,645)	6,250	46,967,098	(5,504)	1,125,036	46,986,910
Quantex	11,930,714	5,771,284	(4,983,680)	(494)	12,715,028	508	291,129	12,718,332
Income	11,331,750	76,711,646	(57,329,697)	367	30,710,233	(619)	568,701	30,713,447

6.    Federal Tax Information

The following information is computed on a tax basis for each item as of December 31, 2022:

	Tax Cost of Portfolio Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation

Muirfield	$578,775,324	$77,233,960	$(20,545,031)	$56,688,929
Spectrum	167,909,090	20,498,091	(3,352,744)	17,145,347
Global	29,188,296	2,320,562	(594,724)	1,725,838
Balanced	322,436,320	33,541,605	(11,407,435)	22,134,170
Moderate	156,073,730	7,204,505	(4,788,300)	2,416,205
Conservative	123,043,148	1,278,096	(4,267,325)	(2,989,229)
Dynamic	196,277,195	27,731,097	(10,480,037)	17,251,060
Quantex	28,502,608	3,641,207	(600,601)	3,040,606
Income	68,725,364	129,934	(1,531,126)	(1,401,192)
Money Market	694,253,701	106,249	(233,771)	(127,522)

The tax characteristics of dividends paid by the Funds during the year ended December 31, 2022 were as follows:

	Ordinary Income	Net Short-Term Capital Gains	Net Long-Term Capital Gains	Total Dividends Paid*
Muirfield	$4,249,878	$—	$12,812,219	$17,062,097
Spectrum	958,594	471,996	3,611,331	5,041,921
Global	82,102	—	158,351	240,453
Balanced	3,501,995	3,906,305	5,840,278	13,248,578
Moderate	2,235,676	1,370,093	1,071,618	4,677,387
Conservative	1,641,226	—	693,917	2,335,143
Dynamic	1,144,644	—	6,501,337	7,645,981
Quantex	132,707	745,313	—	878,020
Income	1,124,771	—	—	1,124,771
Money Market	11,475,492	—	—	11,475,492

2023 Semi-Annual Report | June 30, 2023	Page 77

The tax characteristics of dividends paid by the Funds during the year ended December 31, 2021 were as follows:

	Ordinary Income	Net Short Term Capital Gains	Net Long Term Capital Gains	Total Dividends Paid*
Muirfield	$5,065,877	$—	$18,443,632	$23,509,509
Spectrum	452,969	4,113,237	6,510,816	11,077,022
Global	—	1,360,991	3,161,379	4,522,370
Balanced	6,001,952	1,250,419	23,688,712	30,941,083
Moderate	1,372,700	—	9,814,301	11,187,001
Conservative	2,100,379	—	5,989,643	8,090,022
Dynamic	1,183,701	13,748,460	15,898,271	30,830,432
Quantex	18,344	449,273	5,591,196	6,058,813
Income	1,295,798	—	—	1,295,798
Money Market	193,478	—	—	193,478

As of December 31, 2022, the components of distributable earnings/(accumulated deficit) on a tax basis for the Funds were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Gains and (Losses)	Unrealized Appreciation/ (Depreciation)**	Total Distributable Earnings/ (Accumulated Deficit)
Muirfield	$3,941	$9,575,215	$(343,850)	$56,688,929	$65,924,235
Spectrum	856	4,823,435	(62,330)	17,145,347	21,907,308
Global	5,777	—	(1,751,468)	1,725,838	(19,853)
Balanced	16,998	—	(3,794,467)	22,134,170	18,356,701
Moderate	11,859	—	(4,609,914)	2,416,205	(2,181,850)
Conservative	18,243	—	(4,064,696)	(2,989,229)	(7,035,682)
Dynamic	15,175	—	(9,675,659)	17,251,060	7,590,576
Quantex	8,276	—	(1,408,108)	3,040,606	1,640,774
Income	6,744	—	(12,913,409)	(1,401,192)	(14,307,857)
Money Market	8,335	—	(9,200)	(127,522)	(128,387)

*

Total dividends paid may differ from the amount reported in the Statements of Changes in Net Assets because for tax purposes dividends are recognized when actually paid. Short-term capital gains distributions are taxed as ordinary income.

**

The differences between book- and tax-basis unrealized appreciation/(depreciation) are attributable primarily to: wash sales and the realization for tax purposes of unrealized gains/(losses) on certain derivative instruments.

For federal income tax purposes, the following Funds have capital loss carryforwards as of December 31, 2022, which are not subject to expiration and are available to offset future capital gains, if any. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders:

	Short-Term Capital Loss Carryforward	Long-Term Capital Loss Carryforward	Capital Loss Carryforward Utilized
Muirfield	$—	$—	$—
Spectrum	—	—	—
Global	1,638,945	—	—
Balanced	3,574,313	—	—
Moderate	4,562,609	—	—
Conservative	3,977,742	—	—
Dynamic	9,438,465	—	—
Quantex	1,338,555	—	—
Income	12,355,351	474,948	—
Money Market	—	1,721	757

Page 78	2023 Semi-Annual Report | June 30, 2023

7.    Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of June 30, 2023, beneficial owners that held more than 25% of the voting securities of the Funds and may be deemed to control the Funds are as follows:

Fund	Beneficial Owner	Percent of Voting Securities
Money Market	Muirfield	39%

8.    Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9.    Subsequent Events

Management evaluated subsequent events through the date these financial statements were issued and concluded no subsequent events required recognition or disclosure in these financial statements.

2023 Semi-Annual Report | June 30, 2023	Page 79

Shareholder Expense Analysis (unaudited)

Shareholders of mutual funds pay ongoing expenses, such as advisory fees, distribution and service fees and other fund operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested for the period of time indicated in the table below.

The Actual Expense example provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g.: an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense example provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return of any Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value January 1, 2023		Ending Account Value June 30, 2023		Expenses Paid During Period[1]		Net Expense Ratio[2]
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Muirfield Fund
Retail Class	$1,000.00	$1,000.00	$1,081.40	$1,019.05	$6.26	$6.07	1.20%
Adviser Class	1,000.00	1,000.00	1,082.70	1,020.71	4.54	4.41	0.87%
Institutional Class	1,000.00	1,000.00	1,082.60	1,020.31	4.96	4.81	0.95%
Spectrum Fund
Retail Class	1,000.00	1,000.00	1,083.80	1,017.40	7.99	7.74	1.53%
Adviser Class	1,000.00	1,000.00	1,086.20	1,019.65	5.65	5.47	1.08%
Institutional Class	1,000.00	1,000.00	1,086.00	1,019.30	6.01	5.82	1.15%
Global Allocation Fund
Retail Class	1,000.00	1,000.00	1,089.20	1,015.69	9.79	9.45	1.87%
Adviser Class	1,000.00	1,000.00	1,092.30	1,017.90	7.50	7.23	1.43%
Institutional Class	1,000.00	1,000.00	1,091.60	1,017.80	7.60	7.33	1.45%
Balanced Fund
Retail Class	1,000.00	1,000.00	1,061.90	1,018.10	7.18	7.03	1.39%
Adviser Class	1,000.00	1,000.00	1,063.80	1,020.21	5.02	4.91	0.97%
Institutional Class	1,000.00	1,000.00	1,063.70	1,019.85	5.38	5.27	1.04%
Moderate Allocation Fund
Retail Class	1,000.00	1,000.00	1,045.70	1,018.30	6.92	6.83	1.35%
Adviser Class	1,000.00	1,000.00	1,048.30	1,020.36	4.83	4.76	0.94%
Institutional Class	1,000.00	1,000.00	1,047.30	1,020.00	5.18	5.11	1.01%
Conservative Allocation Fund
Retail Class	1,000.00	1,000.00	1,033.20	1,018.90	6.27	6.23	1.23%
Adviser Class	1,000.00	1,000.00	1,034.60	1,020.71	4.44	4.41	0.87%
Institutional Class	1,000.00	1,000.00	1,034.60	1,020.36	4.79	4.76	0.94%
Dynamic Allocation Fund
Retail Class	1,000.00	1,000.00	1,122.40	1,018.40	7.08	6.73	1.33%
Adviser Class	1,000.00	1,000.00	1,124.20	1,020.26	5.11	4.86	0.96%
Institutional Class	1,000.00	1,000.00	1,123.60	1,020.00	5.38	5.11	1.01%

Page 80	2023 Semi-Annual Report | June 30, 2023

	Beginning Account Value January 1, 2023		Ending Account Value June 30, 2023		Expenses Paid During Period[1]		Net Expense Ratio[2]
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Quantex Fund
Retail Class	$1,000.00	$1,000.00	$1,076.80	$1,016.65	$8.75	$8.49	1.68%
Adviser Class	1,000.00	1,000.00	1,078.30	1,017.90	7.45	7.23	1.43%
Institutional Class	1,000.00	1,000.00	1,078.10	1,017.70	7.66	7.44	1.47%
Tactical Income Fund
Retail Class	1,000.00	1,000.00	1,018.80	1,019.50	5.62	5.62	1.11%
Adviser Class	1,000.00	1,000.00	1,021.80	1,021.51	3.60	3.60	0.71%
Institutional Class	1,000.00	1,000.00	1,020.20	1,021.16	3.95	3.95	0.78%
Institutional Prime Money Market Fund	1,000.00	1,000.00	1,024.30	1,024.12	0.96	0.96	0.19%

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any transactional costs were included, your costs would have been higher.

[1]

Expenses are equal to each Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the total number of days in the six-month period).

[2]	Annualized net expense ratio reflects contractual or voluntary waivers and reimbursements of expenses by the investment adviser and transfer agent.

2023 Semi-Annual Report | June 30, 2023	Page 81

Other Information (unaudited)

The Trust files a complete schedule of portfolio holdings for the first and third quarters of each fiscal year on Form N-PORT. In addition, Institutional Prime Money Market Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Forms N-PORT and N-MFP are available on the SEC’s website at www.sec.gov. Information regarding Fund holdings is also available at www.meederinvestment.com.

The investment adviser is responsible for exercising the voting rights associated with the securities purchased or held by the Funds. A description of the policies and procedures that the adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the most recent 12-month period ending June 30 are available, without charge, by calling 1-800-325-3539 or on the SEC’s website at www.sec.gov.

Page 82	2023 Semi-Annual Report | June 30, 2023

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Privacy Policy

Meeder Investment Management and the Meeder Funds are committed to maintaining the financial privacy of our current, former and prospective customers. This policy explains how we protect the security and confidentiality of our customer’s information.

PERSONAL INFORMATION WE COLLECT

We may collect information about Meeder customers from a variety of sources, including:

●	Information provided by you or your representative on applications or forms, such as your name, address, date of birth, social security number and investment objectives;

●	Information about the transactions in your account, such as your account balance and transaction history; and

●	Information we obtain from third parties regarding you, to verify your identity or transfer your account.

INFORMATION WE SHARE WITH OUR AFFILIATES

Our affiliates are financial service providers that offer transfer agency, customer accounting, customer servicing, investment advisory, and other financial services. We share information with our affiliates to service your account. In addition, we may also share information with our affiliates to alert you to other products or services offered by Meeder to the extent provided by law. Information collected from customers whose accounts are opened through investment professionals is not shared with Meeder affiliates for marketing purposes.

INFORMATION WE SHARE WITH THIRD PARTIES

On occasion, we share information we collect about you with unaffiliated third parties to perform services in connection with your account, such as processing transactions, preparing and mailing account statements, and other forms of customer servicing. Information provided to third parties may not be used for any other purpose and Meeder does not permit unaffiliated third parties to use customer information to market their products or services.

HOW WE PROTECT INFORMATION ABOUT YOU

We maintain policies, and require all unaffiliated third parties to maintain policies, to safeguard customer information. We restrict access to nonpublic personal information about you to those persons who need to know that information in order to provide products and services to you. We also maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information.

WHO THIS POLICY APPLIES TO

This policy applies to customers who open relationships directly with Meeder. It applies to Meeder Funds and Meeder’s affiliated companies, including Meeder Asset Management, Meeder Advisory Services, Meeder Public Funds, Meeder Distribution Services and Mutual Funds Service Company.

QUESTIONS

Contact us at 800-325-3539 or visit us online at www.meederinvestment.com

Privacy Policy – MIM 001 (4/21/22)

Page 84	2023 Semi-Annual Report | June 30, 2023

Manager and Investment Adviser

Meeder Asset Management, Inc.
6125 Memorial Drive
P.O. Box 7177
Dublin, Ohio 43017

Board of Trustees

Stuart M. Allen
Anthony V. D’Angelo
Robert S. Meeder, Jr.
Jeffrey R. Provence

Custodian

The Huntington National Bank
Columbus, Ohio 43215

Transfer Agent & Dividend Disbursing Agent

Mutual Funds Service Co.
6125 Memorial Drive
Dublin, Ohio 43017

Distributor

Meeder Distribution Services, Inc.
6125 Memorial Drive
Dublin, Ohio 43017

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

MEEDER

6125 Memorial Drive, Dublin, Ohio 43017 | 1.866.633.3371 | meederinvestment.com

GO PAPERLESS.

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FSC

Item 2.	Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function. There were no amendments made to, or waivers granted from, the code of ethics during the fiscal year.

Item 3.	Audit Committee Financial Expert.

The Board of Trustees of the Trust has determined that Jeffrey R. Provence is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Provence is independent for purposes of Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$120,000	$108,000
Audit-Related Fees	0	0
Tax Fees	38,000	50,500
All Other Fees	1,500	2,250

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements, including, but not limited to, mileage, lodging, and meals. Tax fees include amounts related to tax compliance, tax planning, and tax advice, including the review and preparation of the Funds’ income tax returns, the review and preparation of the Funds’ excise tax returns, the review of supporting schedules and documentation provided by management, the review and recalculation of the Funds’ estimated distribution calculations, and the review of wash sales for reasonableness. All other fees include amounts related to the registrant’s annual filing of Form N1A.

(e)(1) A purpose of the Audit Committee is to approve the engagement of the registrant’s independent auditors (i) to render audit and non-audit services for the registrant in accordance with Rule 2-01(c)(7)(i) of Regulation S-X, subject to the waiver provisions set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X, and (ii) to render non-audit services for the registrant’s investment advisors (other than a sub-advisor whose role is primarily portfolio management and is subcontracted or overseen by another investment advisor) and any other entity controlling by, or under common control with the investment advisor that provides ongoing services to the registrant, in each case under (ii) if the engagement relates directly to the operations and financial reporting of the registrant, in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X, subject to waiver provisions set forth in Rule 2-01(c)(7)(ii) of Regulation S-X.

(e)(2) 0% of services included in (b) – (d) above were approved pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant were $31,375 and $92,200 respectively.

(h) The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Items 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant's disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant's disclosure controls and procedures allow timely preparation and review of the information for the registrant's Form N-CSR and the officer certifications of such Form N-CSR.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Code of Ethics filed herewith as EX-99.CODE ETH.

(a)(2) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR270.30a-2(a)). Filed herewith as EX-99.CERT.

(b) Certifications of principal executive officer and principal financial officer, under Section 906 of the Sarbanes-Oxley Act of 2002, and 18 U.S.C. ss.1350. Filed herewith as EX-99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meeder Funds

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	September 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	September 6, 2023

By:	/s/ Robert S. Meeder, Jr.
Robert S. Meeder, Jr., President

Date:	September 6, 2023